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     Insurance Series Fund
     Prospectus May 1, 2002

     o PBHG GROWTH II PORTFOLIO
     o PBHG SELECT 20 PORTFOLIO
     o PBHG SELECT VALUE PORTFOLIO
     o PBHG SMALL CAP VALUE PORTFOLIO
     o PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Portfolio shares as an investment or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

INTRODUCTION

An Introduction to PBHG Insurance Series Fund and this Prospectus:

PBHG Insurance Series Fund is a mutual fund that sells shares in its separate investment Portfolios through variable annuity contracts ("VA Contracts") and variable life insurance policies ("VLI Policies") offered by separate accounts of certain insurance companies ("Participating Insurance Companies").

Each Portfolio has its own investment objective and strategies for reaching that goal. Before investing, make sure the Portfolio's goal matches your own. In general, these Portfolios are designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These Portfolios may not be suitable for investors who are pursuing a short-term investment goal, such as investing emergency reserves. These Portfolios also may not be suitable for investors who require regular income or stability of principal.

Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for each Portfolio. Pilgrim Baxter invests Portfolio assets in a way that it believes will help a Portfolio achieve its goal. However, there is no guarantee that a Portfolio will achieve its goal.

This Prospectus contains important information you should know before investing in any Portfolio and as a shareholder in a Portfolio. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Portfolios, please refer to the back cover of this Prospectus.

        CONTENTS
        PORTFOLIO SUMMARIES                                                    2
                      PBHG Growth II Portfolio
                      PBHG Select 20 Portfolio
                      PBHG Select Value Portfolio
                      PBHG Small Cap Value Portfolio
                      PBHG Technology & Communications Portfolio

        MORE ABOUT THE PORTFOLIOS                                             12
        THE INVESTMENT ADVISER                                                19
        PORTFOLIO MANAGERS                                                    20
        YOUR INVESTMENT                                                       21

                      Pricing Portfolio Shares
                      Buying and Selling Portfolio Shares
                      Distributions and Taxes
                      Potential Conflicts of Interest

        FINANCIAL HIGHLIGHTS                                                  22


                                  [GRAPHIC] | 1

PBHG GROWTH II PORTFOLIO

GOAL:

The Portfolio seeks to provide investors with capital appreciation.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio invests at least 65% of its total assets in growth securities, such as common stocks, of small and medium sized companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell Midcap(R) Growth Index at the time of the Portfolio's investment. As of March 31, 2002, the companies in the Russell Midcap(R) Growth Index had market capitalizations between $251 million and $16.8 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter expects to focus on those growth securities whose market capitalization or annual revenues are between $500 million and $10 billion at the time of purchase. The size of the companies in the Index and those in which Pilgrim Baxter intends to focus the Portfolio's investments will change with market conditions and the composition of the index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Portfolio. The Portfolio may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio emphasizes small and medium sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth potential and may even go down in price.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the Russell Midcap(R) Growth Index, a widely recognized, unmanaged index that tracks the performance of those stocks with greater-than-average growth orientation among the 800 smallest stocks in the Russell 1000(R) Index. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future. For certain periods, the performance of Growth II Portfolio was largely attributable to investments in technology companies during a time of exceptional performance in that sector. An investment in technology companies involves the risk of volatility and investors should not expect that such favorable market conditions will continue or that the exceptional returns may be repeated.

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                2001    -40.47%
                                2000    -16.67%
                                1999     98.19%
                                1998      8.19%

                                  BEST QUARTER
           4th Quarter 1999                             49.97%

                                  WORST QUARTER
           1st Quarter 2001                            -39.25%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

                                                        PAST     SINCE INCEPTION
                                                       1 YEAR       (4/30/97)
--------------------------------------------------------------------------------
Growth II Portfolio                                    -40.47%         2.91%

Russell Midcap(R)
Growth Index                                           -20.15%        10.00%

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 12.


                                  [GRAPHIC] | 2

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
      Imposed on Purchases ............................................   None
Maximum Deferred Sales Charge (Load) ..................................   None
Maximum Sales Charge (Load)
      Imposed on Reinvested
      Dividends (and Other Distributions) .............................   None
Redemption Fee ........................................................   None
Exchange Fee ..........................................................   None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees .......................................................   0.85%
Distribution and/or Services (12b-1) Fees .............................   None
Other Expenses ........................................................   0.22%
Total Annual Fund Operating Expenses ..................................   1.07%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2002. However, you should know that for the fiscal year ended December 31, 2002, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should also know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. The Board has made no reimbursement election for the fiscal year ended December 31, 2001.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST

                         1 YEAR                  $  109
                         3 YEARS                 $  340
                         5 YEARS                 $  590
                         10 YEARS                $1,306


                                  [GRAPHIC] | 3

PBHG SELECT 20 PORTFOLIO

GOAL:

The Portfolio seeks to provide investors with long-term growth of capital.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio, a non-diversified fund, will invest at least 80% of its assets in growth securities, such as common stocks, of no more than 20 large capitalization companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000(R) Growth Index at the time of the Portfolio's investment. As of March 31, 2002, the companies in the Russell 1000(R) Growth Index had market capitalizations between $251 million and $372 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter expects to focus on those growth securities whose market capitalizations are over $5 billion at the time of purchase. The size of the companies in the Index and those in which Pilgrim Baxter intends to focus the Portfolio's investments will change with market conditions and the composition of the Index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Portfolio. The Portfolio may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

MAIN INVESTMENT RISKS:

The Portfolio is non-diversified which means as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in financial markets, company's individual situation, or industry changes. While the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price, the Portfolio's emphasis on large company securities may limit some of the risks associated with growth investing because large company securities tend to be less volatile than smaller company securities.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries and the Russell 1000(R) Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future. For certain periods, the performance of Select 20 Portfolio was largely attributable to investments in technology companies during a time of exceptional performance in that sector. An investment in technology companies involves the risk of volatility and investors should not expect that such favorable market conditions will continue or that the exceptional returns may be repeated.

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                2001    -36.17%
                                2000    -23.87%
                                1999    100.61%
                                1998     62.52%

                                  BEST QUARTER

           4th Quarter 1999                             74.31%

                                  WORST QUARTER
           4th Quarter 2000                            -33.70%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

                                                     PAST        SINCE INCEPTION
                                                    1 YEAR          (9/25/97)
--------------------------------------------------------------------------------
Select 20 Portfolio                                 -36.17%           11.48%

S&P 500 Index                                       -11.88%            6.03%*

Russell 1000(R) Growth Index                        -20.42%            3.50%*

* The S&P 500 Index and Russell 1000(R) Growth Index since inception returns are as of 9/30/97.

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 12.


                                  [GRAPHIC] | 4

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
      Imposed on Purchases ...........................................    None
Maximum Deferred Sales Charge (Load) .................................    None
Maximum Sales Charge (Load)
      Imposed on Reinvested
      Dividends and Other Distributions ..............................    None
Redemption Fee .......................................................    None
Exchange Fee .........................................................    None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees ......................................................    0.85%
Distribution and/or Services(12b-1) Fees .............................    None
Other Expenses .......................................................    0.19%
Total Annual Fund Operating Expenses .................................    1.04%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2002. However, you should know that for the fiscal year ended December 31, 2002, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should also know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. The Board has made no reimbursement election for the fiscal year ended December 31, 2001.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST

                         1 YEAR                  $  106
                         3 YEARS                 $  331
                         5 YEARS                 $  574
                         10 YEARS                $1,271


                                  [GRAPHIC] | 5

PBHG SELECT VALUE PORTFOLIO

GOAL:

The Portfolio seeks to provide investors long-term growth of capital and income. Current income is a secondary objective.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio invests at least 65% of its total assets in value securities, such as common stocks, of no more than 30 companies with large market capitalizations. These companies generally have market capitalizations similar to the market capitalizations of the companies in the S&P 500 Index at the time of the Portfolio's investment. As of March 31, 2002, the companies in the S&P 500 Index had market capitalizations between $439 million and $372 billion. The securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter expects to focus on those value securities whose market capitalizations are over $1 billion at the time of purchase. The size of the companies in the Index and those in which Pilgrim Baxter intends to focus the Portfolio's investments will change with market conditions and the composition of the Index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of value in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals.

MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The Portfolio invests in a limited number of stocks in order to achieve a potentially greater investment return. As a result, the price change of a single security, positive or negative, has a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than fund that does not invest in a limited number of stocks.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes.

While the value securities in the Portfolio may never reach what Pilgrim Baxter believes are their full worth and may even go down in price, the Portfolio's emphasis on large company securities may limit some of the risk associated with value investing because large company securities tend to be less volatile than smaller company securities.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future.

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                2001      1.72%
                                2000     17.88%
                                1999      8.89%
                                1998     37.96%

                                  BEST QUARTER

           4th Quarter 1998                             29.59%
                                  WORST QUARTER
           3rd Quarter 2001                            -15.14%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

                                                     PAST        SINCE INCEPTION
                                                    1 YEAR          (10/28/97)
--------------------------------------------------------------------------------
Select
Value Portfolio                                       1.72%           16.31%

S&P 500 Index                                       -11.88%            7.02%*

*    The S&P 500 Index since inception return is as of 10/31/97.

Prior to May 1, 2000, the Portfolio was named the PBHG Large Cap Value Portfolio and was not limited in the number of stocks it could hold. Therefore, the Portfolio's performance prior to May 1, 2000 may not be indicative of how it will perform in the future.

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 12.


                                  [GRAPHIC] | 6

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
      Imposed on Purchases ............................................   None
Maximum Deferred Sales Charge (Load) ..................................   None
Maximum Sales Charge (Load)
      Imposed on Reinvested
      Dividends and Other Distributions ...............................   None
Redemption Fee ........................................................   None
Exchange Fee ..........................................................   None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees .......................................................   0.65%
Distribution and/or Services (12b-1) Fees .............................   None
Other Expenses ........................................................   0.21%
Total Annual Fund Operating Expenses ..................................   0.86%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2002. However, you should know that for the fiscal year ended December 31, 2002, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.00%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should also know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.00%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. The Board has made no reimbursement election for the fiscal year ended December 31, 2001.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST

                         1 YEAR                  $   88
                         3 YEARS                 $  274
                         5 YEARS                 $  477
                         10 YEARS                $1,061


                                  [GRAPHIC] | 7

PBHG SMALL CAP VALUE PORTFOLIO

GOAL:

The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio invests at least 80% of its assets in value securities, such as common stocks, issued by companies with market capitalizations within the range of the Russell 2000(R) Index at the time of the Portfolio's investment. As of March 31, 2002, the companies in the Russell 2000(R) Index had market capitalizations between $1 million and $2.8 billion. The size of the companies in the Index will change with market conditions and the composition of the Index. The value securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of value in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals. The Portfolio's sector weightings are generally within 10% of the Russell 2000's sector weightings. In addition, the Portfolio generally has a lower price-to-earnings ratio than the average company in the Russell 2000 Index.

MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio emphasizes value securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the value securities in the Portfolio may never reach what Pilgrim Baxter believes are their full worth and may even go down in price.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of its benchmark, the Russell 2000(R) Index, a widely recognized, unmanaged index that tracks the performance of 2000 small cap stocks, and the Russell 2000(R) Value Index, a widely-recognized, unmanaged index that tracks the performance of those Russell 2000 companies with lower price-to-book ratios and forecasted growth values. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future.

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                2001      6.07%
                                2000     36.13%
                                1999     15.93%
                                1998     10.94%

                                  BEST QUARTER
           4th Quarter 1998                             25.92%

                                 WORST QUARTER
           3rd Quarter 1998                            -19.85%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

                                                       PAST      SINCE INCEPTION
                                                      1 YEAR        (10/28/97)
--------------------------------------------------------------------------------
Small Cap
Value Portfolio                                        6.07%          17.29%

Russell 2000(R) Index                                  2.49%           4.21%*

Russell 2000(R) Value Index                           14.02%           7.45%*

* The since inception returns for the Russell 2000(R) Index and the Russell 2000(R) Value Index are as of 10/31/97.

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 12.


                                  [GRAPHIC] | 8

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
      Imposed on Purchases ............................................   None
Maximum Deferred Sales Charge (Load) ..................................   None
Maximum Sales Charge (Load)
      Imposed on Reinvested
      Dividends and Other Distributions ...............................   None
Redemption Fee ........................................................   None
Exchange Fee ..........................................................   None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees .......................................................   1.00%
Distribution and/or Services (12b-1) Fees .............................   None
Other Expenses ........................................................   0.20%
Total Annual Fund Operating Expenses ..................................   1.20%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ended December 31, 2002. However, you should know that for the fiscal year ended December 31, 2002, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. To date, the Board has made no reimbursement election.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST

                         1 YEAR                  $  122
                         3 YEARS                 $  381
                         5 YEARS                 $  660
                         10 YEARS                $1,455


                                  [GRAPHIC] | 9

PBHG TECHNOLOGY & COMMUNICATIONS

GOAL:

The Portfolio seeks to provide investors with long-term growth of capital. Current income is incidental to the Portfolio's goal.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio, a non-diversified fund, will invest at least 80% of its assets in common stocks of companies doing business in the technology and communications sector of the market. In addition, the Portfolio is concentrated which means it will invest 25% or more of its total assets in the group of industries within the sector. Currently, the primary industries making up this group include computer software and hardware, network and cable broadcasting, semiconductors, defense and data storage and retrieval, and biotechnology. The Portfolio invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. The Portfolio's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances. The Portfolio may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects.

MAIN INVESTMENT RISKS:

The Portfolio is non-diversified which means, as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The Portfolio is concentrated which means, as compared to a fund that does not concentrate its investments, it invests a higher percentage of its assets in the group of industries within the technology and communications sector of the market in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular industry, positive or negative, have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than if the Portfolio did not concentrate its investments. The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Securities of technology and communications companies are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology and communications issues.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the Pacific Stock Exchange Technology Index(R) and Soundview Technology Index. The Pacific Stock Exchange Technology Index(R), the Portfolio's current benchmark is a price-weighted index of the top 100 U.S. technology stocks. The Soundview Technology Index, the Portfolio's former benchmark is an unmanaged index that measures the performance of 100 major technology stocks, as chosen by Soundview Financial Group. The Portfolio has changed its benchmark index because the Pacific Stock Exchange Technology Index(R) more closely reflects the universe of securities in which the Portfolio invests. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future. For certain periods, the performance of Technology & Communications Portfolio was largely attributable to investments in technology companies during a time of exceptional performance in that sector. An investment in technology companies involves the risk of volatility and investors should not expect that such favorable market conditions will continue or that the exceptional returns may be repeated.

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 12.


                                 [GRAPHIC] | 10

PORTFOLIO

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                2001    -52.32%
                                2000    -42.12%
                                1999    234.38%
                                1998     32.20%

                                  BEST QUARTER
           4th Quarter 1999                            108.57%

                                 WORST QUARTER
           4th Quarter 2000                            -49.86%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

                                                   PAST         SINCE INCEPTION
                                                  1 YEAR           (4/30/97)
--------------------------------------------------------------------------------
Technology &
Communications Portfolio                          -52.32%             5.26%

Pacific Stock Exchange
Technology Index(R)                               -15.59%            24.47%

Soundview
Technology Index                                  -40.39%             8.11%

Prior to November 2, 1999, the Portfolio was diversified and did not concentrate its investments. Therefore, the Portfolio's performance prior to November 2, 1999 may not be indicative of how it will perform in the future.

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
      Imposed on Purchases ............................................   None
Maximum Deferred Sales Charge (Load) ..................................   None
Maximum Sales Charge (Load)
      Imposed on Reinvested
      Dividends and Other Distributions ...............................   None
Redemption Fee ........................................................   None
Exchange Fee ..........................................................   None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees .......................................................   0.85%
Distribution and/or Services (12b-1) Fees .............................   None
Other Expenses ........................................................   0.20%
Total Annual Fund Operating Expenses ..................................   1.05%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2002. However, you should know that for the fiscal year ended December 31, 2002, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should also know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. The Board has made no reimbursement election during the fiscal year ended December 31, 2001.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST

                         1 YEAR                  $  107
                         3 YEARS                 $  334
                         5 YEARS                 $  579
                         10 YEARS                $1,283


                                 [GRAPHIC] | 11

MORE ABOUT THE PORTFOLIOS

The following discussion and tables describe the main investment strategies discussed in the Portfolio Summaries section of this Prospectus in greater detail. From time to time, the Portfolios employ other investment practices, which are also described in the table and in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

OUR INVESTMENT STRATEGIES

GROWTH II, SELECT 20, TECHNOLOGY & COMMUNICATIONS PORTFOLIOS

Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Pilgrim Baxter uses a quantitative and fundamental investment process that is extremely focused on business momentum, as demonstrated by such things as earnings or revenues and sales growth.

Pilgrim Baxter begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using proprietary software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's business momentum, earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process it is able to construct a portfolio of investments with strong growth characteristics.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects, the risk of a decline in its market price is too great or deterioration in business fundamentals occurs or is expected to occur.

SELECT VALUE, SMALL CAP VALUE PORTFOLIOS

Pilgrim Baxter's value investment process is both quantitative and fundamental. In seeking to identify attractive investment opportunities for the Select Value and Small Cap Value Portfolios, Pilgrim Baxter first creates a universe of more than 8,000 companies whose current share prices seem lower than their current or future worth. Then, using its own computer models and measures of value, Pilgrim Baxter creates a sub-universe of statistically attractive value companies. Pilgrim Baxter considers factors like a company's earnings power vs. its current stock price, its dividend income potential, its price-to-earnings ratio vs. similar companies, its competitive advantages, like brand or trade name or market niche, its management team and its current and future business prospects. Lastly, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter identifies those companies which are currently out of market favor but have the potential to achieve significant appreciation as the marketplace recognizes their fundamental value.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Pilgrim Baxter's expectations.


                                 [GRAPHIC] | 12

ALL PORTFOLIOS

Each Portfolio may invest 100% of its total assets in cash or U.S. dollar-denominated high quality short-term debt instruments, such as U.S. Government securities, for temporary defensive purposes to maintain liquidity when economic or market conditions are unfavorable for profitable investing. These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of securities, like common stocks. In addition, while these investments are generally designed to limit a Portfolio's losses, they can prevent a Portfolio from achieving its investment goal.

Each Portfolio is actively managed, which means a Portfolio's manager may frequently buy and sell securities. Frequent trading increases a Portfolio's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from a Portfolio's performance. In addition, the sale of Portfolio securities may generate capital gains which, when distributed, may be taxable to you.

RISKS AND RETURNS

--------------------------------------------------------------------------------
EQUITY SECURITIES:
--------------------------------------------------------------------------------

Shares representing ownership in a corporation or the right to ownership in a corporation. Each Portfolio may invest in the following types of securities: common and preferred stocks, convertible securities, warrants and rights.

POTENTIAL RISKS:

o Equity security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.

o Equity security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.

o Equity security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.

POTENTIAL RETURNS:

o Equity securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

POLICIES TO BALANCE RISKS & Returns:

o Pilgrim Baxter maintains a long-term investment approach and focuses on securities it believes can appreciate over an extended time frame, regardless of interim fluctuations.

o    Under  normal  circumstances,   each  Portfolio  intends  to  remain  fully
     invested, with at least 65% (or in some cases, 80%) of its assets in securities.

o Pilgrim Baxter focus its active management on securities selection, the area it believes its commitment to fundamental research can most enhance a Portfolio's performance.


                                 [GRAPHIC] | 13

--------------------------------------------------------------------------------
GROWTH SECURITIES:
--------------------------------------------------------------------------------

Securities that Pilgrim Baxter believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.

POTENTIAL RISKS:

o    See Equity Securities.

o Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.

o The growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full value and may even go down in price.

POTENTIAL RETURNS:

o    See Equity Securities.

o    Growth securities may appreciate faster than non-growth securities.

POLICIES TO BALANCE RISKS & RETURNS:

o    See Equity Securities.

o In managing the Growth II, Select 20 and Technology & Communications Portfolios, Pilgrim Baxter uses its own software and research models which incorporate important attributes of successful growth. A key attribute of successful growth is positive business momentum as demonstrated by earnings or revenue and sales growth, among other factors. Pilgrim Baxter's investment process is extremely focused on companies which exhibit positive business momentum.

o    Pilgrim  Baxter   considers   selling  a  security  when  its   anticipated
     appreciation is no longer probable, alternative investments offer more superior appreciation prospects or the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.

--------------------------------------------------------------------------------
VALUE SECURITIES:
--------------------------------------------------------------------------------

Securities that Pilgrim Baxter believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratio, earnings power, dividend income potential, and competitive advantages.

POTENTIAL RISKS:

o    See Equity Securities.

o Value companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor.

o The value securities in the Portfolio may never reach what Pilgrim Baxter believes are their full value and may even go down in price.

POTENTIAL RETURNS:

o    See Equity Securities.

o Value securities may produce significant capital appreciation as the market recognizes their full value.

POLICIES TO BALANCE RISKS & RETURNS:

o    See Equity Securities.

o In managing Select Value and Small Cap Value Portfolios, Pilgrim Baxter uses its own research, computer models and measures of value.

o Pilgrim Baxter considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Pilgrim Baxter's expectations.


                                 [GRAPHIC] | 14

--------------------------------------------------------------------------------
SMALL & MEDIUM SIZED COMPANY SECURITIES:
--------------------------------------------------------------------------------

POTENTIAL RISKS:

o Small and medium sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group.

POTENTIAL RETURNS:

o Small and medium sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small and medium sized companies tend to have younger product lines whose distribution and revenues are still maturing.

POLICIES TO BALANCE RISKS & Returns:

o    See Equity Securities/Growth Securities/Value Securities.

o Pilgrim Baxter focuses on small and medium sized companies with strong balance sheets that it expects to exceed consensus earnings expectations.

--------------------------------------------------------------------------------
TECHNOLOGY OR COMMUNICATIONS COMPANY SECURITIES:
--------------------------------------------------------------------------------

Securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements.

POTENTIAL RISKS:

o Technology or communications company securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

POTENTIAL RETURNS:

o Technology or communications company securities offer investors significant growth potential because they may be responsible for break through products or technologies or may be positioned to take advantage of cutting-edge, technology-related developments.

POLICIES TO BALANCE RISK & Returns:

o With the exception of the Technology & Communications Portfolio, each Portfolio seeks to strike a balance among the industries in which it invests so that no one industry dominates the Portfolio's investments.

o Although the Technology & Communications Portfolio will invest 25% or more of its total assets in one or more of the industries within the technology and communications sector, the Portfolio seeks to strike a balance among the industries in which it invests in an effort to lessen the impact of negative developments in the technology and communications sector.


                                 [GRAPHIC] | 15

--------------------------------------------------------------------------------
OTC SECURITIES:
--------------------------------------------------------------------------------

Securities not listed and traded on an organized exchange, but bought and sold through a computer network.

POTENTIAL RISKS:

o OTC securities are not traded as often as securities listed on an exchange. So, if the Portfolio were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

POTENTIAL RETURNS:

o    Increases the number of potential investments for a Portfolio.

o OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

POLICIES TO BALANCE RISKS & Returns:

o Pilgrim Baxter uses a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance a Portfolio's performance.

--------------------------------------------------------------------------------
FOREIGN SECURITIES:
--------------------------------------------------------------------------------

Securities of foreign issuers, including American Depository Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank that represent a bank's holdings of a stated number of shares of a foreign corporation. An ADR is bought and sold in the same manner as U.S. securities and is priced in U.S. dollars. EDRs and GDRs are also receipts that represent a stated number of shares of a foreign corporation, only they are issued by a non-U.S. bank or a foreign branch a of U.S. bank. EDRs and GDRs are generally designed for use on foreign exchanges and are typically not priced in U.S. dollars. ADRs, EDRs and GDRs each carry most of the risks of investing directly in foreign equity securities.

POTENTIAL RISKS:

o    Foreign security prices may fall due to political  instability,  changes in
     currency  exchange  rates,   foreign  economic   conditions  or  inadequate
     regulatory and accounting standards.

o Although ADRs, EDRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

o Foreign investments, especially investments in emerging or developing markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for a Portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

o The adoption of the euro as the common currency of the European Economic and Monetary Union (the "EMU") presents some uncertainties and possible risks, such as changes in relative strength and value of major world currencies, adverse tax consequences, and increased price competition among and between EMU and non-EMU countries. These uncertainties and possible risks could adversely affect the Portfolios.

POTENTIAL RETURNS:

o    Favorable exchange rate movements could generate gains or reduce losses.

o Foreign investments, which represent a major portion of the world's securities, offer attractive potential performance and opportunities for diversification.

POLICIES TO BALANCE RISKS & RETURNS:

o Each Portfolio limits the amount of total assets it invests in foreign issuers not traded in the U.S. to 15%. ADRs are not included in this limit.


                                 [GRAPHIC] | 16

--------------------------------------------------------------------------------
ILLIQUID SECURITIES:
--------------------------------------------------------------------------------

Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that the Portfolio has valued them.

POTENTIAL RISKS:

o    A Portfolio may have difficulty valuing these securities precisely.

o A Portfolio may be unable to sell these securities at the time or price it desires.

POTENTIAL RETURNS:

o Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

POLICIES TO BALANCE RISKS & Returns:

o Each Portfolio may not invest more than 15% of its net assets in illiquid securities.

--------------------------------------------------------------------------------
DERIVATIVES:
--------------------------------------------------------------------------------

Investments   such   as   forward   foreign   currency    contracts,    futures,
over-the-counter options, options on futures, options and swaps, whose value is based on an underlying asset or economic factor.

POTENTIAL RISKS:

o    The value of derivatives are volatile.

o Because of the low margin deposits required, derivatives often involve an extremely high degree of leverage. As a result, a relatively small price movement in a derivative may result in immediate and substantial loss, as well as gain, to the investor. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives a Portfolio buys or sells. A Portfolio could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. Thus, a use of derivatives may result in losses in excess of the amount invested.

POTENTIAL RETURNS:

Derivatives may be used for a variety of purposes, including:

o    To reduce transaction costs;

o    To manage cash flows;

o To maintain full market exposure, which means to adjust the characteristics of its investments to more closely approximate those of its benchmark;

o    To enhance returns; and

o To protect a Portfolio's investments against changes resulting from market conditions (a practice called "hedging").

POLICIES TO BALANCE RISK AND RETURN:

o Each Portfolio may use derivatives selectively for hedging, to reduce transaction costs or to manage cash flows.

o To the extent a Portfolio enters into derivatives, it will, when necessary, segregate cash or other liquid assets equal to the settlement amount with its custodian to cover the contract. When a Portfolio sells certain derivative contracts, it will hold at all times the instruments underlying the contracts.


                                 [GRAPHIC] | 17

--------------------------------------------------------------------------------
REIT SECURITIES:
--------------------------------------------------------------------------------

A separately managed trust that makes investments in various real estate businesses. An equity REIT may own real estate and pass the income it receives from rents from the properties, or the capital gain it receives from selling a building, to its shareholders. A mortgage REIT specializes in lending money to building developers and passes the interest income it receives from the mortgages to shareholders. A hybrid REIT combines the characteristics of equity and mortgage REITs.

POTENTIAL RISKS:

The real estate industry is particularly sensitive to:

o    Economic factors, such as interest rate changes or market recessions;

o Over-building in one particular area, changes in zoning laws, or changes in neighborhood values;

o    Increases in property taxes;

o    Casualty and condemnation losses; and

o    Regulatory limitations on rents.

     REITs may expose a Portfolio to similar risks associated with direct investment in real estate. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.

POTENTIAL RETURNS:

Investments in REITs permit a Portfolio to participate in potential capital appreciation and income opportunities in various segments of the real estate sector.

POLICIES TO BALANCE RISK AND RETURN:

Pilgrim Baxter considers companies that it expects will generate good cash flow from the underlying properties, have proven management track records, and histories of increasing dividends.


                                 [GRAPHIC] | 18

THE INVESTMENT ADVISER

THE INVESTMENT ADVISER:

Pilgrim Baxter & Associates, Ltd., 1400 Liberty Ridge Drive, Wayne, PA 19087-5593, is the investment adviser for each Portfolio. Founded in 1982, Pilgrim Baxter currently manages over $12 billion in assets for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies.

As investment adviser, Pilgrim Baxter makes investment decisions for the Growth II, Select 20, Select Value, Small Cap Value and Technology & Communications Portfolios. The Portfolios' Board of Trustees supervises Pilgrim Baxter and establishes policies that Pilgrim Baxter must follow in its day-to-day management activities.

Prior to May 1, 2002, Pilgrim Baxter Value Investors, Inc. ("Value Investors"), a wholly owned subsidiary of Pilgrim Baxter, served as sub-adviser for Select Value and Small Cap Value Portfolios. On May 1, 2002, Value Investors was merged into Pilgrim Baxter. As a result of the merger, Value Investors no longer serves as sub-adviser to these Portfolios, although the same portfolio managers continue to be responsible for the day-to-day management of these Portfolios.

For the fiscal year ended December 31, 2001, the management fee (as a percentage of average daily net assets) paid by each Portfolio was as follows:

PBHG GROWTH II PORTFOLIO                                                   0.85%
PBHG SELECT 20 PORTFOLIO                                                   0.85%
PBHG SELECT VALUE PORTFOLIO                                                0.65%
PBHG SMALL CAP VALUE PORTFOLIO                                             1.00%
PBHG TECHNOLOGY & COMMUNICATIONS
     PORTFOLIO                                                             0.85%


                                 [GRAPHIC] | 19

PORTFOLIO MANAGERS

GROWTH II PORTFOLIO

A team of investment professionals led by Gary L. Pilgrim, CFA, has managed the Growth II Portfolio since March 21, 2001. Mr. Pilgrim is the President of the Adviser and has been a growth stock manager for over 31 years.

SELECT 20 PORTFOLIO

Michael S. Sutton, CFA, has managed the Select 20 Portfolio since November, 1999. Mr. Sutton is Chief Investment Officer of Pilgrim Baxter. Mr. Sutton joined Pilgrim Baxter in October 1999, from Loomis, Sayles & Co., where he worked for seven years as a portfolio manager of mid-to large cap growth portfolios. Prior to that, Mr. Sutton was a large cap growth portfolio manager with Stein, Roe & Farnham.

SELECT VALUE PORTFOLIO

Raymond J. McCaffrey, CFA, has managed the PBHG Select Value Portfolio since June, 1999. He joined Pilgrim Baxter as a portfolio manager and analyst in 1997. Prior to joining Pilgrim Baxter, Mr. McCaffrey worked for two years as a portfolio manager and analyst at Pitcairn Trust Company. His 12 years of investment experience also include positions at Cypress Capital Management, Independence Capital Management and Fidelity Bank.

SMALL CAP VALUE PORTFOLIO

Jerome J. Heppelmann, CFA, has managed the PBHG Small Cap Value Portfolio since June, 1999. He joined Pilgrim Baxter in 1994 as a Vice President of Marketing/Client Service and since 1997 has been a member of Pilgrim Baxter's Equity team. Prior to joining Pilgrim Baxter, Mr. Heppelmann worked in the Investment Advisory Group for SEI Investments.

TECHNOLOGY & COMMUNICATIONS PORTFOLIO

Pilgrim Baxter's technology team, led by Michael Ma, who currently manages the PBHG Technology & Communications Fund and the PBHG Global Technology & Communications Fund of PBHG Funds, has managed the Technology & Communications Portfolio since March 21, 2001. Mr. Ma joined Pilgrim Baxter in October, 1999 as a senior technology analyst. Prior to joining Pilgrim Baxter, Mr. Ma worked for two and one-half years as an equity research analyst in the Telecommunications Services Group of Deutsche Bank Securities, Inc. Prior to that, he worked for four years at United States Trust Company of New York, initially as a research assistant concentrating on the technology sector and subsequently as a portfolio manager.


                                 [GRAPHIC] | 20

YOUR INVESTMENT

PRICING PORTFOLIO SHARES:

The price of a Portfolio's  shares is based on that  Portfolio's net asset value
(NAV). A Portfolio's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Portfolio shares are priced every day at the close of regular trading on the New York Stock Exchange. Portfolio shares are not priced on days that the New York Stock Exchange is closed.

A Portfolio prices its investments for which market quotations are readily available at market value. It prices short-term investments at amortized cost, which approximates market value. It prices all other investments at fair value as determined in good faith by the Portfolios' Board of Trustees. If a Portfolio holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of a Portfolio's shares may change on days when its shares are not available for purchase or sale.

BUYING & SELLING PORTFOLIO SHARES:

You may only buy and sell Portfolio shares through VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies. The prospectus for these separate accounts explains how to purchase and redeem a VA Contract or VLI Policy.

The Participating Insurance Company may buy Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your Portfolio shares to be bought at that day's NAV. Processing of your initial purchase may take longer. The Participating Insurance Company is responsible for sending your buy order to the Portfolio. A Portfolio may periodically close to new purchases or refuse a buy order if the Portfolio determines that doing so would be in the best interests of the Portfolio and its shareholders.

The Participating Insurance Company may sell Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your sell order before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV. The Participating Insurance Company is responsible for sending your sell order to the Portfolio. The Portfolio generally sends payment for your shares to the Participating Insurance Company the business day after your sell order is received. Under unusual circumstances, the Portfolio may suspend redemptions or postpone payment for up to seven days as permitted by federal securities law.

DISTRIBUTIONS AND TAXES:

Each Portfolio distributes its net investment income and net realized capital gains to shareholders at least once a year. These distributions will be reinvested in the Portfolio unless the Participating Insurance Company instructs the Portfolio otherwise. There are no fees on reinvestments.

VA Contracts and VLI Policies are currently tax-deferred investments. Therefore, Portfolio distributions are exempt from current taxation if left to accumulate in your VA Contract or VLI Policy. In addition, exchanges among the Portfolios are currently not taxable. The prospectus for the Participating Insurance Company separate account discusses the tax status of VA Contracts and VLI Policies in greater detail. The tax status of a Portfolio's distributions for each calendar year will be detailed in the Participating Insurance Company's annual tax statement for that Portfolio. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

POTENTIAL CONFLICTS OF INTEREST:

Participating Insurance Companies may be affiliated with one another. In addition, the interests of VA Contact and VLI Policy holders may conflict due to differences in tax treatment and other considerations. The Portfolios' Board of Trustees monitors each Portfolio for material conflicts and determines what action, if any, should be taken. For example, the Board may require a Participating Insurance Company to sell its investments in a Portfolio. As a result, the Portfolio may be forced to sell securities. In addition, the Board may refuse to sell shares of a Portfolio to a particular VA Contract or VLI Policy or may suspend or terminate sales of Portfolio shares if required by law or regulatory authority or if the action is in the best interests of the Portfolio and its shareholders.


                                 [GRAPHIC] | 21

FINANCIAL HIGHLIGHTS

A Portfolio's financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Portfolio, assuming you reinvested all Portfolio distributions. PricewaterhouseCoopers LLP has audited the information contained in these financial highlights. Its report and the Portfolio's financial statements are included in the Portfolio's Annual Report to Shareholders, which is available, free of charge, upon request.

FOR THE PERIOD ENDED DECEMBER 31, 2001
FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD

                                        Net
             Net                    Realized and                                    Net                     Net
            Asset         Net        Unrealized    Distributions  Distributions    Asset                   Assets        Ratio
            Value     Investment      Gains or        from Net        from         Value                    End       of Expenses
          Beginning     Income         Losses        Investment     Capital         End       Total      of Period     to Average
          of Period     (Loss)     on Securities       Income        Gains       of Period    Return       (000)       Net Assets
PBHG GROWTH II PORTFOLIO

2001(1)     $18.88     $(0.07)        $ (7.57)             --            --        $11.24     (40.47)%   $  154,096       1.07%
2000         23.05      (0.06)          (3.62)             --        $(0.49)        18.88     (16.67)%      368,948       1.05%
1999(1)      11.63      (0.04)          11.46              --            --         23.05      98.19%       178,602       1.20%
1998         10.75      (0.06)           0.94              --            --         11.63       8.19%        18,321       1.20%
1997(2)      10.00         --            0.75              --            --         10.75       7.50%+       10,236       1.20%*

PBHG SELECT 20 PORTFOLIO

2001        $23.63     $(0.01)        $ (9.30)             --        $(4.97)       $ 9.35     (36.17)%   $  304,029       1.04%
2000         32.70      (0.09)          (7.12)             --         (1.86)        23.63     (23.87)%      669,739       1.02%
1999         16.30      (0.08)          16.48              --            --         32.70     100.61%       753,572       1.05%
1998         10.03      (0.01)           6.28              --            --         16.30      62.52%       317,926       1.20%
1997(3)      10.00         --            0.03              --            --         10.03       0.30%+        7,617       1.20%*

PBHG SELECT VALUE PORTFOLIO

2001(1)     $16.13     $ 0.15         $  0.10         $ (0.04)       $(0.14)       $16.20       1.72%    $  332,970       0.86%
2000         15.19       0.07            2.54           (0.09)        (1.58)        16.13      17.88%       118,669       0.97%
1999         14.27       0.13            1.13              --         (0.34)        15.19       8.89%        39,972       0.95%
1998         10.43      (0.02)           3.98           (0.04)        (0.08)        14.27      37.96%        22,286       1.00%
1997(4)      10.00       0.02            0.41              --            --         10.43       4.30%+        1,560       1.00%*

PBHG SMALL CAP VALUE PORTFOLIO

2001        $17.91     $(0.03)        $  1.04         $ (0.02)       $(0.33)       $18.57       6.07%    $  435,051       1.20%
2000         13.46       0.06            4.81              --         (0.42)        17.91      36.13%       274,158       1.20%
1999         11.61      (0.03)           1.88              --            --         13.46      15.93%        43,484       1.20%
1998         10.48      (0.02)           1.16              --         (0.01)        11.61      10.94%        44,040       1.20%
1997(4)      10.00       0.01            0.47              --            --         10.48       4.80%+        9,321       1.20%*

PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

2001(1)     $24.77     $(0.03)        $(14.63)             --        $(6.85)       $ 3.26     (52.32)%   $  453,689       1.05%
2000         46.01      (0.34)         (17.29)             --         (3.61)        24.77     (42.12)%    1,160,087       1.04%
1999(1)      13.76      (0.13)          32.38              --            --         46.01     234.38%     1,635,448       1.09%
1998         10.41      (0.04)           3.39              --            --         13.76      32.20%        32,493       1.20%
1997(2)      10.00         --            0.41              --            --         10.41       4.10%+        9,117       1.20%*

                                                 Ratio
               Ratio                             of Net
               of Net            Ratio         Investment
             Investment      of Expenses     Income (Loss)
               Income         to Average       to Average
               (Loss)         Net Assets       Net Assets        Portfolio
             to Average       (Excluding       (Excluding         Turnover
             Net Assets         Waivers)         Waivers)           Rate
PBHG GROWTH II PORTFOLIO

2001(1)        (0.57)%            1.07%           (0.57)%          163.56%
2000           (0.42)%            1.05%           (0.42)%          145.87%
1999(1)        (0.38)%            1.20%           (0.38)%          236.82%
1998           (0.64)%            1.54%           (0.98)%          228.09%
1997(2)        (0.11)%*           4.38%*          (3.29)%*          44.57%+

PBHG SELECT 20 PORTFOLIO

2001           (0.23)%            1.04%           (0.23)%          142.88%
2000           (0.33)%            1.02%           (0.33)%          138.94%
1999           (0.46)%            1.05%           (0.46)%          139.05%
1998           (0.18)%            1.21%           (0.19)%           48.79%
1997(3)         0.51%*            3.36%*          (1.65)%*          18.53%+

PBHG SELECT VALUE PORTFOLIO

2001(1)         0.67%             0.86%            0.67%           652.60%
2000            1.30%             0.97%            1.30%          1137.60%
1999            0.84%             0.95%            0.84%           927.02%
1998            0.67%             1.47%            0.20%           635.10%
1997(4)         1.91%*            8.04%*          (5.13)%*          68.93%+

PBHG SMALL CAP VALUE PORTFOLIO

2001           (0.19)%            1.20%           (0.19)%          125.30%
2000            0.28%             1.21%            0.27%           185.66%
1999           (0.20)%            1.29%           (0.29)%          277.95%
1998           (0.15)%            1.46%           (0.41)%          293.90%
1997(4)         1.40%*            3.63%*          (1.03)%*          41.14%+

PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

2001(1)        (0.58)%            1.05%           (0.58)%          285.73%
2000           (0.77)%            1.04%           (0.77)%          311.59%
1999(1)        (0.64)%            1.09%           (0.64)%          273.76%
1998           (0.55)%            1.56%           (0.91)%          264.58%
1997(2)         0.37%*            5.09%*          (3.52)%*          69.34%+

*    Annualized.

+    Total return and portfolio turnover have not been annualized.

(1)  Per share calculations were performed using average shares for the period.

(2) The PBHG Growth II and the PBHG Technology & Communications Portfolios commenced operations on April 30, 1997.

(3)  The PBHG Select 20 Portfolio commenced operations on September 25, 1997.

(4) The PBHG Select Value and the PBHG Small Cap Value Portfolios commenced operations on October 28, 1997.

Amounts designated as "--" are either $0 or have been rounded to $0.


                               [GRAPHIC] | 22 & 23

FOR MORE INFORMATION

For investors who want more information about the Portfolios, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI):

Provides more information about the Portfolios and is incorporated into this Prospectus by reference.

ANNUAL/SEMI-ANNUAL REPORTS:

Provides financial and performance information about the Portfolios and their investments and a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during the last fiscal year or half-year.

Copies of the current versions of each of these documents, along with other information about the Portfolios, may be obtained by contacting:

PBHG INSURANCE SERIES FUND
P.O. BOX 419229
KANSAS CITY, MO 64141-6229
TELEPHONE:
1-800-347-9256

You may also contact the Participating Insurance Company for copies of these documents.

--------------------------------------------------------------------------------
These reports and other information about the PBHG Insurance Series Fund are available on the EDGAR database on the SEC's Internet site at
http://www.sec.gov, or by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090). Copies of this information may be obtained, for a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

PBHG Insurance Series Fund's Investment Company Act file number is 811-08009.
--------------------------------------------------------------------------------

PBHG-ISF Prospectus 5/2002

     [LOGO]

     INSURANCE SERIES FUND
     PROSPECTUS MAY 1, 2002

     o PBHG GROWTH II PORTFOLIO
     o PBHG MID-CAP VALUE PORTFOLIO
     o PBHG SELECT VALUE PORTFOLIO
     o PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Portfolio shares as an investment or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

INTRODUCTION

AN INTRODUCTION TO PBHG INSURANCE SERIES FUND AND THIS PROSPECTUS:

PBHG Insurance Series Fund is a mutual fund that sells shares in its separate investment Portfolios through variable annuity contracts ("VA Contracts") and variable life insurance policies ("VLI Policies") offered by separate accounts of certain insurance companies ("Participating Insurance Companies").

Each Portfolio has its own investment objective and strategies for reaching that goal. Before investing, make sure the Portfolio's goal matches your own. In general, these Portfolios are designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These Portfolios may not be suitable for investors who are pursuing a short-term investment goal, such as investing emergency reserves. These Portfolios also may not be suitable for investors who require regular income or stability of principal.

Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for each Portfolio. Pilgrim Baxter invests Portfolio assets in a way that it believes will help a Portfolio achieve its goal. However, there is no guarantee that a Portfolio will achieve its goal.

This Prospectus contains important information you should know before investing in any Portfolio and as a shareholder in a Portfolio. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Portfolios, please refer to the back cover of this Prospectus.

        CONTENTS

        PORTFOLIO SUMMARIES                                                    2
                      PBHG Growth II Portfolio
                      PBHG Mid-Cap Value Portfolio
                      PBHG Select Value Portfolio
                      PBHG Technology & Communications Portfolio

        MORE ABOUT THE PORTFOLIOS                                             10
        THE INVESTMENT ADVISER                                                17
        PORTFOLIO MANAGERS                                                    18
        YOUR INVESTMENT                                                       19

                      Pricing Portfolio Shares
                      Buying and Selling Portfolio Shares
                      Distributions and Taxes
                      Potential Conflicts of Interest

        FINANCIAL HIGHLIGHTS                                                  20


                                  [GRAPHIC] | 1

PBHG GROWTH II PORTFOLIO

GOAL:

The Portfolio seeks to provide investors with capital appreciation.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio invests at least 65% of its total assets in growth securities, such as common stocks, of small and medium sized companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell Midcap(R) Growth Index at the time of the Portfolio's investment. As of March 31, 2002, the companies in the Russell Midcap(R) Growth Index had market capitalizations between $251 million and $16.8 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter expects to focus on those growth securities whose market capitalization or annual revenues are between $500 million and $10 billion at the time of purchase. The size of the companies in the Index and those in which Pilgrim Baxter intends to focus the Portfolio's investments will change with market conditions and the composition of the index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Portfolio. The Portfolio may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio emphasizes small and medium sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth potential and may even go down in price.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the Russell Midcap(R) Growth Index, a widely recognized, unmanaged index that tracks the performance of those stocks with greater-than-average growth orientation among the 800 smallest stocks in the Russell 1000(R) Index. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future. For certain periods, the performance of Growth II Portfolio was largely attributable to investments in technology companies during a time of exceptional performance in that sector. An investment in technology companies involves the risk of volatility and investors should not expect that such favorable market conditions will continue or that the exceptional returns may be repeated.

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                2001    -40.47%
                                2000    -16.67%
                                1999     98.19%
                                1998      8.19%

                                BEST QUARTER
           4th Quarter 1999                             49.97%

                                WORST QUARTER
           1st Quarter 2001                            -39.25%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

                                                        PAST     SINCE INCEPTION
                                                       1 YEAR       (4/30/97)
--------------------------------------------------------------------------------
Growth II Portfolio                                    -40.47%         2.91%

Russell Midcap(R)
Growth Index                                           -20.15%        10.00%

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 10.


                                  [GRAPHIC] | 2

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE

SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
      Imposed on Purchases ............................................   None
Maximum Deferred Sales Charge (Load) ..................................   None
Maximum Sales Charge (Load)
      Imposed on Reinvested
      Dividends (and Other Distributions) .............................   None
Redemption Fee ........................................................   None
Exchange Fee ..........................................................   None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees .......................................................   0.85%
Distribution and/or Services (12b-1) Fees .............................   None
Other Expenses ........................................................   0.22%
Total Annual Fund Operating Expenses ..................................   1.07%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2002. However, you should know that for the fiscal year ended December 31, 2002, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should also know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. The Board has made no reimbursement election for the fiscal year ended December 31, 2001.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST

                         1 YEAR                  $  109
                         3 YEARS                 $  340
                         5 YEARS                 $  590
                         10 YEARS                $1,306


                                  [GRAPHIC] | 3

PBHG MID-CAP VALUE PORTFOLIO

GOAL:

The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio invests at least 80% of its assets in value securities, such as common stocks, issued by companies with market capitalizations within the range of the S&P MidCap 400 Index at the time of the Portfolio's investment. As of March 31, 2002, the companies in the S&P MidCap 400 Index had market capitalizations between $168 million and $9.8 billion. The size of the companies in the Index will change with market conditions and the composition of the Index. The value securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of value in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals. The Portfolio's sector weightings are generally within 10% of the S&P MidCap 400's sector weightings. In addition, the Portfolio generally has a lower price-to-earnings ratio than the average company in the S&P MidCap 400 Index.

MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio emphasizes value securities of medium sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the value securities in the Portfolio may never reach what Pilgrim Baxter believes are their full worth and may even go down in price.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of its benchmark, the S&P MidCap 400 Index, a widely recognized, unmanaged index that tracks the performance of 400 mid-cap stocks, and the S&P Barra MidCap Value Index, a widely recognized, unmanaged index that tracks the performance of those S&P MidCap 400 companies with lower price-to-book ratios and forecasted growth rates. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future.

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                2001      7.95%
                                2000     28.47%
                                1999     25.66%

                                  BEST QUARTER
           4th Quarter 2001                             20.32%

                                  WORST QUARTER
           3rd Quarter 2001                            -18.56%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

                                                      PAST       SINCE INCEPTION
                                                     1 YEAR         (11/30/98)
--------------------------------------------------------------------------------
Mid-Cap
Value Portfolio                                       7.95%           23.86%

S&P MidCap
400 Index                                            -0.61%           14.10%

S&P BARRA MidCap
Value Index                                           7.14%           13.16%

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 10.


                                  [GRAPHIC] | 4

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE

SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
      Imposed on Purchases ............................................   None
Maximum Deferred Sales Charge (Load) ..................................   None
Maximum Sales Charge (Load)
      Imposed on Reinvested
      Dividends and Other Distributions ...............................   None
Redemption Fee ........................................................   None
Exchange Fee ..........................................................   None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees .......................................................   0.85%
Distribution and/or Services (12b-1) Fees .............................   None
Other Expenses ........................................................   1.55%
Total Annual Fund Operating Expenses ..................................   2.40%
Less:  Fee Waiver (and/or Expense Reimbursement) ......................   1.20%
Net Expenses ..........................................................   1.20%*

* This is the actual total fund operating expense you should expect to pay as an investor in this Portfolio for the fiscal year ended December 31, 2002. That's because for the fiscal year ended December 31, 2002, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. To date, the Board has made no reimbursement election.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses reflect net operating expenses with expense waivers for the one-year period and total annual fund operating expenses without expense waivers for years two through ten. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST

                         1 YEAR                  $  122
                         3 YEARS                 $  634
                         5 YEARS                 $1,172
                         10 YEARS                $2,645


                                  [GRAPHIC] | 5

PBHG SELECT VALUE PORTFOLIO

GOAL:

The Portfolio seeks to provide investors long-term growth of capital and income. Current income is a secondary objective.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio invests at least 65% of its total assets in value securities, such as common stocks, of no more than 30 companies with large market capitalizations. These companies generally have market capitalizations similar to the market capitalizations of the companies in the S&P 500 Index at the time of the Portfolio's investment. As of March 31, 2002, the companies in the S&P 500 Index had market capitalizations between $439 million and $372 billion. The securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter expects to focus on those value securities whose market capitalizations are over $1 billion at the time of purchase. The size of the companies in the Index and those in which Pilgrim Baxter intends to focus the Portfolio's investments will change with market conditions and the composition of the Index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of value in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals.

MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The Portfolio invests in a limited number of stocks in order to achieve a potentially greater investment return. As a result, the price change of a single security, positive or negative, has a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than fund that does not invest in a limited number of stocks.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes.

While the value securities in the Portfolio may never reach what Pilgrim Baxter believes are their full worth and may even go down in price, the Portfolio's emphasis on large company securities may limit some of the risk associated with value investing because large company securities tend to be less volatile than smaller company securities.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future.

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                2001      1.72%
                                2000     17.88%
                                1999      8.89%
                                1998     37.96%

                                  BEST QUARTER
           4th Quarter 1998                             29.59%

                                 WORST QUARTER
           3rd Quarter 2001                            -15.14%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

                                                      PAST       SINCE INCEPTION
                                                     1 YEAR         (10/28/97)
--------------------------------------------------------------------------------
Select
Value Portfolio                                        1.72%          16.31%

S&P 500 Index                                        -11.88%           7.02%*

* The S&P 500 Index since inception return is as of 10/31/97.

Prior to May 1, 2000, the Portfolio was named the PBHG Large Cap Value Portfolio and was not limited in the number of stocks it could hold. Therefore, the Portfolio's performance prior to May 1, 2000 may not be indicative of how it will perform in the future.

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 10.


                                  [GRAPHIC] | 6

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE

SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
      Imposed on Purchases ............................................   None
Maximum Deferred Sales Charge (Load) ..................................   None
Maximum Sales Charge (Load)
      Imposed on Reinvested
      Dividends and Other Distributions ...............................   None
Redemption Fee ........................................................   None
Exchange Fee ..........................................................   None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees .......................................................   0.65%
Distribution and/or Services (12b-1) Fees .............................   None
Other Expenses ........................................................   0.21%
Total Annual Fund Operating Expenses ..................................   0.86%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2002. However, you should know that for the fiscal year ended December 31, 2002, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.00%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should also know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.00%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. The Board has made no reimbursement election for the fiscal year ended December 31, 2001.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST

                         1 YEAR                  $   88
                         3 YEARS                 $  274
                         5 YEARS                 $  477
                         10 YEARS                $1,061


                                  [GRAPHIC] | 7

PBHG TECHNOLOGY & COMMUNICATIONS

GOAL:

The Portfolio seeks to provide investors with long-term growth of capital. Current income is incidental to the Portfolio's goal.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio, a non-diversified fund, will invest at least 80% of its assets in common stocks of companies doing business in the technology and communications sector of the market. In addition, the Portfolio is concentrated which means it will invest 25% or more of its total assets in the group of industries within the sector. Currently, the primary industries making up this group include computer software and hardware, network and cable broadcasting, semiconductors, defense and data storage and retrieval, and biotechnology. The Portfolio invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. The Portfolio's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances. The Portfolio may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects.

MAIN INVESTMENT RISKS:

The Portfolio is non-diversified which means, as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The Portfolio is concentrated which means, as compared to a fund that does not concentrate its investments, it invests a higher percentage of its assets in the group of industries within the technology and communications sector of the market in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular industry, positive or negative, have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than if the Portfolio did not concentrate its investments. The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Securities of technology and communications companies are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology and communications issues.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the Pacific Stock Exchange Technology Index(R) and Soundview Technology Index. The Pacific Stock Exchange Technology Index(R), the Portfolio's current benchmark is a price-weighted index of the top 100 U.S. technology stocks. The Soundview Technology Index, the Portfolio's former benchmark is an unmanaged index that measures the performance of 100 major technology stocks, as chosen by Soundview Financial Group. The Portfolio has changed its benchmark index because the Pacific Stock Exchange Technology Index(R) more closely reflects the universe of securities in which the Portfolio invests. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future. For certain periods, the performance of Technology & Communications Portfolio was largely attributable to investments in technology companies during a time of exceptional performance in that sector. An investment in technology companies involves the risk of volatility and investors should not expect that such favorable market conditions will continue or that the exceptional returns may be repeated.

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 10.


                                  [GRAPHIC] | 8

PORTFOLIO

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                2001    -52.32%
                                2000    -42.12%
                                1999    234.38%
                                1998     32.20%

                                  BEST QUARTER
           4th Quarter 1999                            108.57%

                                 WORST QUARTER
           4th Quarter 2000                            -49.86%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

                                                   PAST          SINCE INCEPTION
                                                  1 YEAR            (4/30/97)
--------------------------------------------------------------------------------
Technology &
Communications Portfolio                          -52.32%             5.26%

Pacific Stock Exchange
Technology Index(R)                               -15.59%            24.47%

Soundview
Technology Index                                  -40.39%             8.11%

Prior to November 2, 1999, the Portfolio was diversified and did not concentrate its investments. Therefore, the Portfolio's performance prior to November 2, 1999 may not be indicative of how it will perform in the future.

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE

SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
      Imposed on Purchases ............................................   None
Maximum Deferred Sales Charge (Load) ..................................   None
Maximum Sales Charge (Load)
      Imposed on Reinvested
      Dividends and Other Distributions ...............................   None
Redemption Fee ........................................................   None
Exchange Fee ..........................................................   None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees .......................................................   0.85%
Distribution and/or Services (12b-1) Fees .............................   None
Other Expenses ........................................................   0.20%
Total Annual Fund Operating Expenses ..................................   1.05%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2002. However, you should know that for the fiscal year ended December 31, 2002, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should also know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. The Board has made no reimbursement election during the fiscal year ended December 31, 2001.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST

                         1 YEAR                  $  107
                         3 YEARS                 $  334
                         5 YEARS                 $  579
                         10 YEARS                $1,283


                                  [GRAPHIC] | 9

MORE ABOUT THE PORTFOLIOS

The following discussion and tables describe the main investment strategies discussed in the Portfolio Summaries section of this Prospectus in greater detail. From time to time, the Portfolios employ other investment practices, which are also described in the table and in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

OUR INVESTMENT STRATEGIES

GROWTH II, TECHNOLOGY & COMMUNICATIONS PORTFOLIOS

Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Pilgrim Baxter uses a quantitative and fundamental investment process that is extremely focused on business momentum, as demonstrated by such things as earnings or revenues and sales growth.

Pilgrim Baxter begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using proprietary software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's business momentum, earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process it is able to construct a portfolio of investments with strong growth characteristics.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects, the risk of a decline in its market price is too great or deterioration in business fundamentals occurs or is expected to occur.

MID-CAP VALUE, SELECT VALUE PORTFOLIOS

Pilgrim Baxter's value investment process is both quantitative and fundamental. In seeking to identify attractive investment opportunities for the Mid-Cap Value and Select Value Portfolios, Pilgrim Baxter first creates a universe of more than 8,000 companies whose current share prices seem lower than their current or future worth. Then, using its own computer models and measures of value, Pilgrim Baxter creates a sub-universe of statistically attractive value companies. Pilgrim Baxter considers factors like a company's earnings power vs. its current stock price, its dividend income potential, its price-to-earnings ratio vs. similar companies, its competitive advantages, like brand or trade name or market niche, its management team and its current and future business prospects. Lastly, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter identifies those companies which are currently out of market favor but have the potential to achieve significant appreciation as the marketplace recognizes their fundamental value.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Pilgrim Baxter's expectations.


                                 [GRAPHIC] | 10

ALL PORTFOLIOS

Each Portfolio may invest 100% of its total assets in cash or U.S. dollar-denominated high quality short-term debt instruments, such as U.S. Government securities, for temporary defensive purposes to maintain liquidity when economic or market conditions are unfavorable for profitable investing. These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of securities, like common stocks. In addition, while these investments are generally designed to limit a Portfolio's losses, they can prevent a Portfolio from achieving its investment goal.

Each Portfolio is actively managed, which means a Portfolio's manager may frequently buy and sell securities. Frequent trading increases a Portfolio's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from a Portfolio's performance. In addition, the sale of Portfolio securities may generate capital gains which, when distributed, may be taxable to you.

RISKS AND RETURNS

--------------------------------------------------------------------------------
EQUITY SECURITIES:
--------------------------------------------------------------------------------

Shares representing ownership in a corporation or the right to ownership in a corporation. Each Portfolio may invest in the following types of securities: common and preferred stocks, convertible securities, warrants and rights.

POTENTIAL RISKS:

o Equity security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.

o Equity security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.

o Equity security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.

POTENTIAL RETURNS:

o Equity securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

POLICIES TO BALANCE RISKS & RETURNS:

o Pilgrim Baxter maintains a long-term investment approach and focuses on securities it believes can appreciate over an extended time frame, regardless of interim fluctuations.

o    Under  normal  circumstances,   each  Portfolio  intends  to  remain  fully
     invested, with at least 65% (or in some cases, 80%) of its assets in securities.

o Pilgrim Baxter focuses its active management on securities selection, the area it believes its commitment to fundamental research can most enhance a Portfolio's performance.


                                 [GRAPHIC] | 11

--------------------------------------------------------------------------------
GROWTH SECURITIES:
--------------------------------------------------------------------------------

Securities that Pilgrim Baxter believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.

POTENTIAL RISKS:

o    See Equity Securities.

o Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.

o The growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full value and may even go down in price.

POTENTIAL RETURNS:

o    See Equity Securities.

o    Growth securities may appreciate faster than non-growth securities.

POLICIES TO BALANCE RISKS & Returns:

o    See Equity Securities.

o In managing the Growth II and Technology & Communications Portfolios, Pilgrim Baxter uses its own software and research models which incorporate important attributes of successful growth. A key attribute of successful growth is positive business momentum as demonstrated by earnings or revenue and sales growth, among other factors. Pilgrim Baxter's investment process is extremely focused on companies which exhibit positive business momentum.

o    Pilgrim  Baxter   considers   selling  a  security  when  its   anticipated
     appreciation is no longer probable, alternative investments offer more superior appreciation prospects or the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.

--------------------------------------------------------------------------------
VALUE SECURITIES:
--------------------------------------------------------------------------------

Securities that Pilgrim Baxter believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratio, earnings power, dividend income potential, and competitive advantages.

POTENTIAL RISKS:

o    See Equity Securities.

o Value companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor.

o The value securities in the Portfolio may never reach what Pilgrim Baxter believes are their full value and may even go down in price.

POTENTIAL RETURNS:

o    See Equity Securities.

o Value securities may produce significant capital appreciation as the market recognizes their full value.

POLICIES TO BALANCE RISKS & RETURNS:

o    See Equity Securities.

o In managing Mid-Cap Value and Select Value Portfolios, Pilgrim Baxter uses its own research, computer models and measures of value.

o Pilgrim Baxter considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Pilgrim Baxter's expectations.


                                 [GRAPHIC] | 12

--------------------------------------------------------------------------------
SMALL & MEDIUM SIZED COMPANY SECURITIES:
--------------------------------------------------------------------------------

POTENTIAL RISKS:

o Small and medium sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group.

POTENTIAL RETURNS:

o Small and medium sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small and medium sized companies tend to have younger product lines whose distribution and revenues are still maturing.

POLICIES TO BALANCE RISKS & RETURNS:

o    See Equity Securities/Growth Securities/Value Securities.

o Pilgrim Baxter focuses on small and medium sized companies with strong balance sheets that it expects to exceed consensus earnings expectations.

--------------------------------------------------------------------------------
TECHNOLOGY OR COMMUNICATIONS COMPANY SECURITIES:
--------------------------------------------------------------------------------

Securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements.

POTENTIAL RISKS:

o Technology or communications company securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

POTENTIAL RETURNS:

o Technology or communications company securities offer investors significant growth potential because they may be responsible for break through products or technologies or may be positioned to take advantage of cutting-edge, technology-related developments.

POLICIES TO BALANCE RISKS & RETURNS:

o With the exception of the Technology & Communications Portfolio, each Portfolio seeks to strike a balance among the industries in which it invests so that no one industry dominates the Portfolio's investments.

o Although the Technology & Communications Portfolio will invest 25% or more of its total assets in one or more of the industries within the technology and communications sector, the Portfolio seeks to strike a balance among the industries in which it invests in an effort to lessen the impact of negative developments in the technology and communications sector.


                                 [GRAPHIC] | 13

--------------------------------------------------------------------------------
OTC SECURITIES:
--------------------------------------------------------------------------------

Securities not listed and traded on an organized exchange, but bought and sold through a computer network.

POTENTIAL RISKS:

o OTC securities are not traded as often as securities listed on an exchange. So, if the Portfolio were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

POTENTIAL RETURNS:

o    Increases the number of potential investments for a Portfolio.

o OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

POLICIES TO BALANCE RISKS & RETURNS:

o Pilgrim Baxter uses a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance a Portfolio's performance.

--------------------------------------------------------------------------------
FOREIGN SECURITIES:
--------------------------------------------------------------------------------

Securities of foreign issuers, including American Depository Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank that represent a bank's holdings of a stated number of shares of a foreign corporation. An ADR is bought and sold in the same manner as U.S. securities and is priced in U.S. dollars. EDRs and GDRs are also receipts that represent a stated number of shares of a foreign corporation, only they are issued by a non-U.S. bank or a foreign branch a of U.S. bank. EDRs and GDRs are generally designed for use on foreign exchanges and are typically not priced in U.S. dollars. ADRs, EDRs and GDRs each carry most of the risks of investing directly in foreign equity securities.

POTENTIAL RISKS:

o    Foreign security prices may fall due to political  instability,  changes in
     currency  exchange  rates,   foreign  economic   conditions  or  inadequate
     regulatory and accounting standards.

o Although ADRs, EDRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

o Foreign investments, especially investments in emerging or developing markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for a Portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

o The adoption of the euro as the common currency of the European Economic and Monetary Union (the "EMU") presents some uncertainties and possible risks, such as changes in relative strength and value of major world currencies, adverse tax consequences, and increased price competition among and between EMU and non-EMU countries. These uncertainties and possible risks could adversely affect the Portfolios.

POTENTIAL RETURNS:

o    Favorable exchange rate movements could generate gains or reduce losses.

o Foreign investments, which represent a major portion of the world's securities, offer attractive potential performance and opportunities for diversification.

POLICIES TO BALANCE RISKS & RETURNS:

o Each Portfolio limits the amount of total assets it invests in foreign issuers not traded in the U.S. to 15%. ADRs are not included in this limit.


                                 [GRAPHIC] | 14

--------------------------------------------------------------------------------
ILLIQUID SECURITIES:
--------------------------------------------------------------------------------

Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that the Portfolio has valued them.

POTENTIAL RISKS:

o    A Portfolio may have difficulty valuing these securities precisely.

o A Portfolio may be unable to sell these securities at the time or price it desires.

POTENTIAL RETURNS:

o Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

POLICIES TO BALANCE RISKS & RETURNS:

o Each Portfolio may not invest more than 15% of its net assets in illiquid securities.

--------------------------------------------------------------------------------
DERIVATIVES:
--------------------------------------------------------------------------------

Investments   such   as   forward   foreign   currency    contracts,    futures,
over-the-counter options, options on futures, options and swaps, whose value is based on an underlying asset or economic factor.

POTENTIAL RISKS:

o    The value of derivatives are volatile.

o Because of the low margin deposits required, derivatives often involve an extremely high degree of leverage. As a result, a relatively small price movement in a derivative may result in immediate and substantial loss, as well as gain, to the investor. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives a Portfolio buys or sells. A Portfolio could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. Thus, a use of derivatives may result in losses in excess of the amount invested.

POTENTIAL RETURNS:

Derivatives may be used for a variety of purposes, including:

o    To reduce transaction costs;

o    To manage cash flows;

o To maintain full market exposure, which means to adjust the characteristics of its investments to more closely approximate those of its benchmark;

o    To enhance returns; and

o To protect a Portfolio's investments against changes resulting from market conditions (a practice called "hedging").

POLICIES TO BALANCE RISKS & RETURNS:

o Each Portfolio may use derivatives selectively for hedging, to reduce transaction costs or to manage cash flows.

o To the extent a Portfolio enters into derivatives, it will, when necessary, segregate cash or other liquid assets equal to the settlement amount with its custodian to cover the contract. When a Portfolio sells certain derivative contracts, it will hold at all times the instruments underlying the contracts.


                                 [GRAPHIC] | 15

--------------------------------------------------------------------------------
REIT SECURITIES:
--------------------------------------------------------------------------------

A separately managed trust that makes investments in various real estate businesses. An equity REIT may own real estate and pass the income it receives from rents from the properties, or the capital gain it receives from selling a building, to its shareholders. A mortgage REIT specializes in lending money to building developers and passes the interest income it receives from the mortgages to shareholders. A hybrid REIT combines the characteristics of equity and mortgage REITs.

POTENTIAL RISKS:

The real estate industry is particularly sensitive to:

o    Economic factors, such as interest rate changes or market recessions;

o Over-building in one particular area, changes in zoning laws, or changes in neighborhood values;

o    Increases in property taxes;

o    Casualty and condemnation losses; and

o    Regulatory limitations on rents.

     REITs may expose a Portfolio to similar risks associated with direct investment in real estate. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.

POTENTIAL RETURNS:

Investments in REITs permit a Portfolio to participate in potential capital appreciation and income opportunities in various segments of the real estate sector.

POLICIES TO BALANCE RISKS & RETURNS:

Pilgrim Baxter considers companies that it expects will generate good cash flow from the underlying properties, have proven management track records, and histories of increasing dividends.


                                 [GRAPHIC] | 16

THE INVESTMENT ADVISER

THE INVESTMENT ADVISER:

Pilgrim Baxter & Associates, Ltd., 1400 Liberty Ridge Drive, Wayne, PA 19087-5593, is the investment adviser for each Portfolio. Founded in 1982, Pilgrim Baxter currently manages over $12 billion in assets for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies.

As investment adviser, Pilgrim Baxter makes investment decisions for the Growth II, Mid-Cap Value, Select Value and Technology & Communications Portfolios. The Portfolios' Board of Trustees supervises Pilgrim Baxter and establishes policies that Pilgrim Baxter must follow in its day-to-day management activities.

Prior to May 1, 2002, Pilgrim Baxter Value Investors, Inc. ("Value Investors"), a wholly owned subsidiary of Pilgrim Baxter, served as sub-adviser for Mid-Cap Value and Select Value Portfolios. On May 1, 2002, Value Investors was merged into Pilgrim Baxter. As a result of the merger, Value Investors no longer serves as sub-adviser to these Portfolios, although the same portfolio managers continue to be responsible for the day-to-day management of these Portfolios.

For the fiscal year ended December 31, 2001, Pilgrim Baxter waived a portion of its fee for the Mid-Cap Value Portfolio so that the effective management fee (as a percentage of average daily net assets) paid by each of the Portfolios was as follows:

PBHG GROWTH II PORTFOLIO                                                   0.85%
PBHG MID-CAP VALUE PORTFOLIO                                                 -0-
PBHG SELECT VALUE PORTFOLIO                                                0.65%
PBHG TECHNOLOGY & COMMUNICATIONS
     PORTFOLIO                                                             0.85%


                                 [GRAPHIC] | 17

PORTFOLIO MANAGERS

GROWTH II PORTFOLIO

A team of investment professionals led by Gary L. Pilgrim, CFA, has managed the Growth II Portfolio since March 21, 2001. Mr. Pilgrim is the President of the Adviser and has been a growth stock manager for over 31 years.

SELECT VALUE PORTFOLIO

Raymond J. McCaffrey, CFA, has managed the PBHG Select Value Portfolio since June, 1999. He joined Pilgrim Baxter as a portfolio manager and analyst in 1997. Prior to joining Pilgrim Baxter, Mr. McCaffrey worked for two years as a portfolio manager and analyst at Pitcairn Trust Company. His 12 years of investment experience also include positions at Cypress Capital Management, Independence Capital Management and Fidelity Bank.

MID-CAP VALUE PORTFOLIO

Jerome J. Heppelmann, CFA, has managed the PBHG Mid-Cap Value Portfolio since June, 1999. He joined Pilgrim Baxter in 1994 as a Vice President of Marketing/Client Service and since 1997 has been a member of Pilgrim Baxter's Equity team. Prior to joining Pilgrim Baxter, Mr. Heppelmann worked in the Investment Advisory Group for SEI Investments.

TECHNOLOGY & COMMUNICATIONS PORTFOLIO

Pilgrim Baxter's technology team, led by Michael Ma, who currently manages the PBHG Technology & Communications Fund and the PBHG Global Technology & Communications Fund of PBHG Funds, has managed the Technology & Communications Portfolio since March 21, 2001. Mr. Ma joined Pilgrim Baxter in October, 1999 as a senior technology analyst. Prior to joining Pilgrim Baxter, Mr. Ma worked for two and one-half years as an equity research analyst in the Telecommunications Services Group of Deutsche Bank Securities, Inc. Prior to that, he worked for four years at United States Trust Company of New York, initially as a research assistant concentrating on the technology sector and subsequently as a portfolio manager.


                                 [GRAPHIC] | 18

YOUR INVESTMENT

PRICING PORTFOLIO SHARES:

The price of a Portfolio's  shares is based on that  Portfolio's net asset value
(NAV). A Portfolio's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Portfolio shares are priced every day at the close of regular trading on the New York Stock Exchange. Portfolio shares are not priced on days that the New York Stock Exchange is closed.

A Portfolio prices its investments for which market quotations are readily available at market value. It prices short-term investments at amortized cost, which approximates market value. It prices all other investments at fair value as determined in good faith by the Portfolios' Board of Trustees. If a Portfolio holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of a Portfolio's shares may change on days when its shares are not available for purchase or sale.

BUYING & SELLING PORTFOLIO SHARES:

You may only buy and sell Portfolio shares through VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies. The prospectus for these separate accounts explains how to purchase and redeem a VA Contract or VLI Policy.

The Participating Insurance Company may buy Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your Portfolio shares to be bought at that day's NAV. Processing of your initial purchase may take longer. The Participating Insurance Company is responsible for sending your buy order to the Portfolio. A Portfolio may periodically close to new purchases or refuse a buy order if the Portfolio determines that doing so would be in the best interests of the Portfolio and its shareholders.

The Participating Insurance Company may sell Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your sell order before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV. The Participating Insurance Company is responsible for sending your sell order to the Portfolio. The Portfolio generally sends payment for your shares to the Participating Insurance Company the business day after your sell order is received. Under unusual circumstances, the Portfolio may suspend redemptions or postpone payment for up to seven days as permitted by federal securities law.

DISTRIBUTIONS AND TAXES:

Each Portfolio distributes its net investment income and net realized capital gains to shareholders at least once a year. These distributions will be reinvested in the Portfolio unless the Participating Insurance Company instructs the Portfolio otherwise. There are no fees on reinvestments.

VA Contracts and VLI Policies are currently tax-deferred investments. Therefore, Portfolio distributions are exempt from current taxation if left to accumulate in your VA Contract or VLI Policy. In addition, exchanges among the Portfolios are currently not taxable. The prospectus for the Participating Insurance Company separate account discusses the tax status of VA Contracts and VLI Policies in greater detail. The tax status of a Portfolio's distributions for each calendar year will be detailed in the Participating Insurance Company's annual tax statement for that Portfolio. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

POTENTIAL CONFLICTS OF INTEREST:

Participating Insurance Companies may be affiliated with one another. In addition, the interests of VA Contact and VLI Policy holders may conflict due to differences in tax treatment and other considerations. The Portfolios' Board of Trustees monitors each Portfolio for material conflicts and determines what action, if any, should be taken. For example, the Board may require a Participating Insurance Company to sell its investments in a Portfolio. As a result, the Portfolio may be forced to sell securities. In addition, the Board may refuse to sell shares of a Portfolio to a particular VA Contract or VLI Policy or may suspend or terminate sales of Portfolio shares if required by law or regulatory authority or if the action is in the best interests of the Portfolio and its shareholders.


                                 [GRAPHIC] | 19

FINANCIAL HIGHLIGHTS

A Portfolio's financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Portfolio, assuming you reinvested all Portfolio distributions. PricewaterhouseCoopers LLP has audited the information contained in these financial highlights. Its report and the Portfolio's financial statements are included in the Portfolio's Annual Report to Shareholders, which is available, free of charge, upon request.

FOR THE PERIOD ENDED DECEMBER 31, 2001
FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD

                                        Net
              Net                   Realized and                                    Net                     Net
             Asset       Net         Unrealized    Distributions  Distributions    Asset                   Assets        Ratio
             Value    Investment      Gains or        from Net        from         Value                    End       of Expenses
           Beginning    Income         Losses        Investment     Capital         End       Total      of Period     to Average
           of Period    (Loss)     on Securities       Income        Gains       of Period    Return       (000)       Net Assets
PBHG GROWTH II PORTFOLIO

2001(1)     $18.88     $(0.07)        $ (7.57)             --            --        $11.24     (40.47)%   $  154,096       1.07%
2000         23.05      (0.06)          (3.62)             --        $(0.49)        18.88     (16.67)%      368,948       1.05%
1999(1)      11.63      (0.04)          11.46              --            --         23.05      98.19%       178,602       1.20%
1998         10.75      (0.06)           0.94              --            --         11.63       8.19%        18,321       1.20%
1997(2)      10.00         --            0.75              --            --         10.75       7.50%+       10,236       1.20%*

PBHG MID-CAP VALUE PORTFOLIO

2001        $12.49         --         $  0.98              --        $(0.07)       $13.40       7.95%    $    3,555       1.20%
2000         11.92     $ 0.02            3.34          $(0.04)        (2.75)        12.49      28.47%           896       1.20%
1999         11.10       0.02            2.75              --         (1.95)        11.92      25.66%           698       1.20%
1998(3)      10.00         --            1.10              --            --         11.10      11.00%+          555       1.20%*

PBHG SELECT VALUE PORTFOLIO

2001(1)     $16.13     $ 0.15         $  0.10          $(0.04)       $(0.14)       $16.20       1.72%    $  332,970       0.86%
2000         15.19       0.07            2.54           (0.09)        (1.58)        16.13      17.88%       118,669       0.97%
1999         14.27       0.13            1.13              --         (0.34)        15.19       8.89%        39,972       0.95%
1998         10.43      (0.02)           3.98           (0.04)        (0.08)        14.27      37.96%        22,286       1.00%
1997(4)      10.00       0.02            0.41              --            --         10.43       4.30%+        1,560       1.00%*

PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

2001(1)     $24.77     $(0.03)        $(14.63)             --        $(6.85)       $ 3.26     (52.32)%   $  453,689       1.05%
2000         46.01      (0.34)         (17.29)             --         (3.61)        24.77     (42.12)%    1,160,087       1.04%
1999(1)      13.76      (0.13)          32.38              --            --         46.01     234.38%     1,635,448       1.09%
1998         10.41      (0.04)           3.39              --            --         13.76      32.20%        32,493       1.20%
1997(2)      10.00         --            0.41              --            --         10.41       4.10%+        9,117       1.20%*

                                                 Ratio
               Ratio                             of Net
               of Net            Ratio         Investment
             Investment       of Expenses     Income (Loss)
               Income         to Average       to Average
               (Loss)         Net Assets       Net Assets        Portfolio
             to Average       (Excluding       (Excluding         Turnover
             Net Assets         Waivers)         Waivers)           Rate
PBHG GROWTH II PORTFOLIO

2001(1)        (0.57)%            1.07%           (0.57)%          163.56%
2000           (0.42)%            1.05%           (0.42)%          145.87%
1999(1)        (0.38)%            1.20%           (0.38)%          236.82%
1998           (0.64)%            1.54%           (0.98)%          228.09%
1997(2)        (0.11)%*           4.38%*          (3.29)%*          44.57%+

PBHG MID-CAP VALUE PORTFOLIO

2001            0.07%             2.40%           (1.13)%          251.16%
2000            0.19%             4.52%           (3.13)%          260.64%
1999            0.15%             5.89%           (4.54)%          906.69%
1998(3)         0.26%*            4.13%*          (2.67)%*          72.32%+

PBHG SELECT VALUE PORTFOLIO

2001(1)         0.67%             0.86%            0.67%           652.60%
2000            1.30%             0.97%            1.30%          1137.60%
1999            0.84%             0.95%            0.84%           927.02%
1998            0.67%             1.47%            0.20%           635.10%
1997(4)         1.91%*            8.04%*          (5.13)%*          68.93%+

PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

2001(1)        (0.58)%            1.05%           (0.58)%          285.73%
2000           (0.77)%            1.04%           (0.77)%          311.59%
1999(1)        (0.64)%            1.09%           (0.64)%          273.76%
1998           (0.55)%            1.56%           (0.91)%          264.58%
1997(2)         0.37%*            5.09%*          (3.52)%*          69.34%+

*    Annualized.

+    Total return and portfolio turnover have not been annualized.

(1)  Per share calculations were performed using average shares for the period.

(2) The PBHG Growth II and the PBHG Technology & Communications Portfolios commenced operations on April 30, 1997.

(3)  The PBHG Mid-Cap Value Portfolio commenced operations on November 30, 1998.

(4)  The PBHG Select Value Portfolio commenced operations on October 28, 1997.

Amounts designated as "--" are either $0 or have been rounded to $0.


                               [GRAPHIC] | 20 & 21

FOR MORE INFORMATION

For investors who want more information about the Portfolios, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI):

Provides more information about the Portfolios and is incorporated into this Prospectus by reference.

ANNUAL/SEMI-ANNUAL REPORTS:

Provides financial and performance information about the Portfolios and their investments and a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during the last fiscal year or half-year.

Copies of the current versions of each of these documents, along with other information about the Portfolios, may be obtained by contacting:

PBHG INSURANCE SERIES FUND
P.O. BOX 419229
KANSAS CITY, MO 64141-6229
TELEPHONE:
1-800-347-9256

You may also contact the Participating Insurance Company for copies of these documents.

These reports and other information about the PBHG Insurance Series Fund are available on the EDGAR database on the SEC's Internet site at
http://www.sec.gov, or by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090). Copies of this information may be obtained, for a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

PBHG Insurance Series Fund's Investment Company Act file number is 811-08009.

PBHG-ISF Prospectus 5/2002

     [LOGO]

INSURANCE SERIES FUND
PROSPECTUS MAY 1, 2002

     o PBHG GROWTH II PORTFOLIO
     o PBHG LARGE CAP GROWTH PORTFOLIO
     o PBHG MID-CAP VALUE PORTFOLIO
     o PBHG SELECT VALUE PORTFOLIO
     o PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Portfolio shares as an investment or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

INTRODUCTION

AN INTRODUCTION TO PBHG INSURANCE SERIES FUND AND THIS PROSPECTUS:

PBHG Insurance Series Fund is a mutual fund that sells shares in its separate investment Portfolios through variable annuity contracts ("VA Contracts") and variable life insurance policies ("VLI Policies") offered by separate accounts of certain insurance companies ("Participating Insurance Companies").

Each Portfolio has its own investment objective and strategies for reaching that goal. Before investing, make sure the Portfolio's goal matches your own. In general, these Portfolios are designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These Portfolios may not be suitable for investors who are pursuing a short-term investment goal, such as investing emergency reserves. These Portfolios also may not be suitable for investors who require regular income or stability of principal.

Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for each Portfolio. Pilgrim Baxter invests Portfolio assets in a way that it believes will help a Portfolio achieve its goal. However, there is no guarantee that a Portfolio will achieve its goal.

This Prospectus contains important information you should know before investing in any Portfolio and as a shareholder in a Portfolio. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Portfolios, please refer to the back cover of this Prospectus.

        CONTENTS
        PORTFOLIO SUMMARIES                                                    2
                      PBHG Growth II Portfolio
                      PBHG Large Cap Growth Portfolio
                      PBHG Mid-Cap Value Portfolio
                      PBHG Select Value Portfolio
                      PBHG Technology & Communications Portfolio

        MORE ABOUT THE PORTFOLIOS                                             12
        THE INVESTMENT ADVISER                                                19
        PORTFOLIO MANAGERS                                                    20
        YOUR INVESTMENT                                                       21

                      Pricing Portfolio Shares
                      Buying and Selling Portfolio Shares
                      Distributions and Taxes
                      Potential Conflicts of Interest

        FINANCIAL HIGHLIGHTS                                                  22


                                 [GRAPHIC] | 1

PBHG GROWTH II PORTFOLIO

GOAL:

The Portfolio seeks to provide investors with capital appreciation.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio invests at least 65% of its total assets in growth securities, such as common stocks, of small and medium sized companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell Midcap(R) Growth Index at the time of the Portfolio's investment. As of March 31, 2002, the companies in the Russell Midcap(R) Growth Index had market capitalizations between $251 million and $16.8 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter expects to focus on those growth securities whose market capitalization or annual revenues are between $500 million and $10 billion at the time of purchase. The size of the companies in the Index and those in which Pilgrim Baxter intends to focus the Portfolio's investments will change with market conditions and the composition of the index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Portfolio. The Portfolio may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio emphasizes small and medium sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth potential and may even go down in price.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the Russell Midcap(R) Growth Index, a widely recognized, unmanaged index that tracks the performance of those stocks with greater-than-average growth orientation among the 800 smallest stocks in the Russell 1000(R) Index. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future. For certain periods, the performance of Growth II Portfolio was largely attributable to investments in technology companies during a time of exceptional performance in that sector. An investment in technology companies involves the risk of volatility and investors should not expect that such favorable market conditions will continue or that the exceptional returns may be repeated.

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                2001    -40.47%
                                2000    -16.67%
                                1999     98.19%
                                1998      8.19%

                                  BEST QUARTER
           4th Quarter 1999                             49.97%

                                  WORST QUARTER
           1st Quarter 2001                            -39.25%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

                                                        PAST     SINCE INCEPTION
                                                       1 YEAR       (4/30/97)
--------------------------------------------------------------------------------
Growth II Portfolio                                    -40.47%         2.91%

Russell Midcap(R)
Growth Index                                           -20.15%        10.00%

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 12.


                                 [GRAPHIC] | 2

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE

SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
     Imposed on Purchases .............................................   None
Maximum Deferred Sales Charge (Load) ..................................   None
Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends (and Other Distributions) ..............................   None
Redemption Fee ........................................................   None
Exchange Fee ..........................................................   None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees .......................................................   0.85%
Distribution and/or Services (12b-1) Fees .............................   None
Other Expenses ........................................................   0.22%
Total Annual Fund Operating Expenses ..................................   1.07%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2002. However, you should know that for the fiscal year ended December 31, 2002, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should also know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. The Board has made no reimbursement election for the fiscal year ended December 31, 2001.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST
                1 YEAR                        $109
                3 YEARS                       $340
                5 YEARS                       $590
                10 YEARS                    $1,306


                                 [GRAPHIC] | 3

PBHG LARGE CAP GROWTH PORTFOLIO

GOAL:

The Portfolio seeks to provide investors with long-term growth of capital.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio invests at least 80% of its assets in growth securities, such as common stocks, of large capitalization companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000(R) Growth Index at the time of the Portfolio's investment. As of March 31, 2002, the companies in the Russell 1000(R) Growth Index had market capitalizations between $251 million and $372 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter intends to focus on those growth securities whose market capitalizations are over $5 billion at the time of purchase. The size of the companies in the Index and those in which Pilgrim Baxter intends to focus the Portfolio's investments will change with market conditions and the composition of the Index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Portfolio. The Portfolio may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in financial markets, the company's individual situation or industry changes.

While the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may even go down in price, the Portfolio's emphasis on large company securities may limit some of the risk associated with growth investing because large company securities tend to be less volatile than smaller company securities.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries, and the Russell 1000(R) Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future. For certain periods, the performance of Large Cap Growth Portfolio was largely attributable to investments in technology companies during a time of exceptional performance in that sector. An investment in technology companies involves the risk of volatility and investors should not expect that such favorable market conditions will continue or that the exceptional returns may be repeated.

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                2001    -21.28%
                                2000     -1.48%
                                1999     65.22%
                                1998     30.63%

                                  BEST QUARTER
           4th Quarter 1999                             55.36%

                                  WORST QUARTER
           4th Quarter 2000                            -22.34%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01
                                    PAST        SINCE INCEPTION
                                   1 YEAR          (4/30/97)
--------------------------------------------------------------------------------
Large Cap Growth Portfolio         -28.28%           13.46%

S&P 500 Index                      -11.88%            9.51%

Russell 1000(R)Growth Index        -20.42%            7.27%

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 12.


                                 [GRAPHIC] | 4

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE

SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
     Imposed on Purchases .............................................   None
Maximum Deferred Sales Charge (Load) ..................................   None
Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends and Other Distributions ................................   None
Redemption Fee ........................................................   None
Exchange Fee ..........................................................   None


ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees .......................................................   0.75%
Distribution and/or Services (12b-1) Fees .............................   None
Other Expenses ........................................................   0.27%
Total Annual Fund Operating Expenses ..................................   1.02%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2002. However, you should know that for the fiscal year ended December 31, 2002, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.10%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.10%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. The Board has made no reimbursement election for the fiscal year ended December 31, 2001.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST
                1 YEAR                        $104
                3 YEARS                       $325
                5 YEARS                       $563
                10 YEARS                    $1,248


                                 [GRAPHIC] | 5

PBHG MID-CAP VALUE PORTFOLIO

GOAL:

The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. MAIN INVESTMENT

STRATEGIES:

Under normal market conditions, the Portfolio invests at least 80% of its assets in value securities, such as common stocks, issued by companies with market capitalizations within the range of the S&P MidCap 400 Index at the time of the Portfolio's investment. As of March 31, 2002, the companies in the S&P MidCap 400 Index had market capitalizations between $168 million and $9.8 billion. The size of the companies in the Index will change with market conditions and the composition of the Index. The value securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of value in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals. The Portfolio's sector weightings are generally within 10% of the S&P MidCap 400's sector weightings. In addition, the Portfolio generally has a lower price-to-earnings ratio than the average company in the S&P MidCap 400 Index.

MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio emphasizes value securities of medium sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the value securities in the Portfolio may never reach what Pilgrim Baxter believes are their full worth and may even go down in price.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of its benchmark, the S&P MidCap 400 Index, a widely recognized, unmanaged index that tracks the performance of 400 mid-cap stocks, and the S&P Barra MidCap Value Index, a widely recognized, unmanaged index that tracks the performance of those S&P MidCap 400 companies with lower price-to-book ratios and forecasted growth rates. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                2001     7.95%
                                2000    28.47%
                                1999    25.66%

                                  BEST QUARTER
                4th Quarter 2001                      20.32%
                                 WORST QUARTER
                3rd Quarter 2001                     -18.56%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01
                                  PAST       SINCE INCEPTION
                                 1 YEAR        (11/30/98)
--------------------------------------------------------------------------------

Mid-Cap
Value Portfolio                   7.95%          23.86%

S&P MidCap
400 Index                        -0.61%          14.10%

S&P BARRA MidCap
Value Index                       7.14%          13.16%

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 12.


                                 [GRAPHIC] | 6

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE

SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
     Imposed on Purchases .............................................   None
Maximum Deferred Sales Charge (Load) ..................................   None
Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends and Other Distributions ................................   None
Redemption Fee ........................................................   None
Exchange Fee ..........................................................   None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees .......................................................   0.85%
Distribution and/or Services (12b-1) Fees .............................   None
Other Expenses ........................................................   1.55%
Total Annual Fund Operating Expenses ..................................   2.40%
Less:  Fee Waiver (and/or Expense Reimbursement) ......................   1.20%
Net Expenses ..........................................................   1.20%*

* This is the actual total fund operating expense you should expect to pay as an investor in this Portfolio for the fiscal year ended December 31, 2002. That's because for the fiscal year ended December 31, 2002, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. To date, the Board has made no reimbursement election.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses reflect net operating expenses with expense waivers for the one-year period and total annual fund operating expenses without expense waivers for years two through ten. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST
                1 YEAR                        $122
                3 YEARS                       $634
                5 YEARS                     $1,172
                10 YEARS                    $2,645


                                 [GRAPHIC] | 7

PBHG SELECT VALUE PORTFOLIO

GOAL:

The Portfolio seeks to provide investors long-term growth of capital and income. Current income is a secondary objective.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio invests at least 65% of its total assets in value securities, such as common stocks, of no more than 30 companies with large market capitalizations. These companies generally have market capitalizations similar to the market capitalizations of the companies in the S&P 500 Index at the time of the Portfolio's investment. As of March 31, 2002, the companies in the S&P 500 Index had market capitalizations between $439 million and $372 billion. The securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter expects to focus on those value securities whose market capitalizations are over $1 billion at the time of purchase. The size of the companies in the Index and those in which Pilgrim Baxter intends to focus the Portfolio's investments will change with market conditions and the composition of the Index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of value in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals.

MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The Portfolio invests in a limited number of stocks in order to achieve a potentially greater investment return. As a result, the price change of a single security, positive or negative, has a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than fund that does not invest in a limited number of stocks.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes.

While the value securities in the Portfolio may never reach what Pilgrim Baxter believes are their full worth and may even go down in price, the Portfolio's emphasis on large company securities may limit some of the risk associated with value investing because large company securities tend to be less volatile than smaller company securities.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                2001     1.72%
                                2000    17.88%
                                1999     8.89%
                                1998    37.96%

                                  BEST QUARTER
                4th Quarter 1998                      29.59%
                                  WORST QUARTER
                3rd Quarter 2001                     -15.14%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

                           PAST              SINCE INCEPTION
                          1 YEAR               (10/28/97)
--------------------------------------------------------------------------------
Select
Value Portfolio             1.72%                16.31%

S&P 500 Index             -11.88%                 7.02%*

* The S&P 500 Index since inception return is as of 10/31/97.

Prior to May 1, 2000, the Portfolio was named the PBHG Large Cap Value Portfolio and was not limited in the number of stocks it could hold. Therefore, the Portfolio's performance prior to May 1, 2000 may not be indicative of how it will perform in the future.

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 12.


                                 [GRAPHIC] | 8

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE

SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
     Imposed on Purchases .............................................   None
Maximum Deferred Sales Charge (Load) ..................................   None
Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends and Other Distributions ................................   None
Redemption Fee ........................................................   None
Exchange Fee ..........................................................   None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees .......................................................   0.65%
Distribution and/or Services (12b-1) Fees .............................   None
Other Expenses ........................................................   0.21%
Total Annual Fund Operating Expenses ..................................   0.86%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2002. However, you should know that for the fiscal year ended December 31, 2002, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.00%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should also know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.00%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. The Board has made no reimbursement election for the fiscal year ended December 31, 2001.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST
                1 YEAR                         $88
                3 YEARS                       $274
                5 YEARS                       $477
                10 YEARS                    $1,061


                                 [GRAPHIC] | 9

PBHG TECHNOLOGY & COMMUNICATIONS

GOAL:

The Portfolio seeks to provide investors with long-term growth of capital. Current income is incidental to the Portfolio's goal.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio, a non-diversified fund, will invest at least 80% of its assets in common stocks of companies doing business in the technology and communications sector of the market. In addition, the Portfolio is concentrated which means it will invest 25% or more of its total assets in the group of industries within the sector. Currently, the primary industries making up this group include computer software and hardware, network and cable broadcasting, semiconductors, defense and data storage and retrieval, and biotechnology. The Portfolio invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. The Portfolio's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances. The Portfolio may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects.

MAIN INVESTMENT RISKS:

The Portfolio is non-diversified which means, as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The Portfolio is concentrated which means, as compared to a fund that does not concentrate its investments, it invests a higher percentage of its assets in the group of industries within the technology and communications sector of the market in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular industry, positive or negative, have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than if the Portfolio did not concentrate its investments. The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Securities of technology and communications companies are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology and communications issues.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the Pacific Stock Exchange Technology Index(R) and Soundview Technology Index. The Pacific Stock Exchange Technology Index(R), the Portfolio's current benchmark is a price-weighted index of the top 100 U.S. technology stocks. The Soundview Technology Index, the Portfolio's former benchmark is an unmanaged index that measures the performance of 100 major technology stocks, as chosen by Soundview Financial Group. The Portfolio has changed its benchmark index because the Pacific Stock Exchange Technology Index(R) more closely reflects the universe of securities in which the Portfolio invests. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future. For certain periods, the performance of Technology & Communications Portfolio was largely attributable to investments in technology companies during a time of exceptional performance in that sector. An investment in technology companies involves the risk of volatility and investors should not expect that such favorable market conditions will continue or that the exceptional returns may be repeated.

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 12.


                                 [GRAPHIC] | 10

PORTFOLIO

                                  BEST QUARTER
                4th Quarter 1999                     108.57%
                                 WORST QUARTER
                4th Quarter 2000                     -49.86%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

                                 PAST        SINCE INCEPTION
                                1 YEAR          (4/30/97)
--------------------------------------------------------------------------------
Technology &
Communications Portfolio       -52.32%            5.26%

Pacific Stock Exchange
Technology Index(R)            -15.59%           24.47%

Soundview
Technology Index               -40.39%            8.11%

Prior to November 2, 1999, the Portfolio was diversified and did not concentrate its investments. Therefore, the Portfolio's performance prior to November 2, 1999 may not be indicative of how it will perform in the future.

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE

SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
     Imposed on Purchases .............................................   None
Maximum Deferred Sales Charge (Load) ..................................   None
Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends and Other Distributions ................................   None
Redemption Fee ........................................................   None
Exchange Fee ..........................................................   None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees........................................................   0.85%
Distribution and/or Services (12b-1) Fees..............................   None
Other Expenses.........................................................   0.20%
Total Annual Fund Operating Expenses...................................   1.05%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2002. However, you should know that for the fiscal year ended December 31, 2002, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should also know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. The Board has made no reimbursement election during the fiscal year ended December 31, 2001.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                   YOUR COST
                1 YEAR                        $107
                3 YEARS                       $334
                5 YEARS                       $579
                10 YEARS                    $1,283


                                 [GRAPHIC] | 11

MORE ABOUT THE PORTFOLIOS

The following discussion and tables describe the main investment strategies discussed in the Portfolio Summaries section of this Prospectus in greater detail. From time to time, the Portfolios employ other investment practices, which are also described in the table and in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

OUR INVESTMENT STRATEGIES

GROWTH II, LARGE CAP GROWTH, TECHNOLOGY & COMMUNICATIONS PORTFOLIOS

Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Pilgrim Baxter uses a quantitative and fundamental investment process that is extremely focused on business momentum, as demonstrated by such things as earnings or revenues and sales growth.

Pilgrim Baxter begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using proprietary software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's business momentum, earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process it is able to construct a portfolio of investments with strong growth characteristics.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects, the risk of a decline in its market price is too great or deterioration in business fundamentals occurs or is expected to occur.

MID-CAP VALUE AND SELECT VALUE PORTFOLIOS

Pilgrim Baxter's value investment process is both quantitative and fundamental. In seeking to identify attractive investment opportunities for the Mid-Cap Value and Select Value Portfolios, Pilgrim Baxter first creates a universe of more than 8,000 companies whose current share prices seem lower than their current or future worth. Then, using its own computer models and measures of value, Pilgrim Baxter creates a sub-universe of statistically attractive value companies. Pilgrim Baxter considers factors like a company's earnings power vs. its current stock price, its dividend income potential, its price-to-earnings ratio vs. similar companies, its competitive advantages, like brand or trade name or market niche, its management team and its current and future business prospects. Lastly, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter identifies those companies which are currently out of market favor but have the potential to achieve significant appreciation as the marketplace recognizes their fundamental value.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Pilgrim Baxter's expectations.

ALL PORTFOLIOS

Each Portfolio may invest 100% of its total assets in cash or U.S. dollar-denominated high quality short-term debt instruments, such as U.S. Government securities, for temporary defensive purposes to maintain liquidity when economic or market conditions are unfavorable for profitable investing. These types of investments typically have a


                                 [GRAPHIC] | 12
lower yield than other longer-term investments and lack the capital appreciation potential of securities, like common stocks. In addition, while these investments are generally designed to limit a Portfolio's losses, they can prevent a Portfolio from achieving its investment goal.

Each Portfolio is actively managed, which means a Portfolio's manager may frequently buy and sell securities. Frequent trading increases a Portfolio's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from a Portfolio's performance. In addition, the sale of Portfolio securities may generate capital gains which, when distributed, may be taxable to you.

RISKS AND RETURNS

--------------------------------------------------------------------------------
EQUITY SECURITIES:
--------------------------------------------------------------------------------

Shares representing ownership in a corporation or the right to ownership in a corporation. Each Portfolio may invest in the following types of securities: common and preferred stocks, convertible securities, warrants and rights.

POTENTIAL RISKS:

o Equity security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.

o Equity security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.

o Equity security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.

POTENTIAL RETURNS:

o Equity securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

POLICIES TO BALANCE RISKS & RETURNS:

o Pilgrim Baxter maintains a long-term investment approach and focuses on securities it believes can appreciate over an extended time frame, regardless of interim fluctuations.

o    Under  normal  circumstances,   each  Portfolio  intends  to  remain  fully
     invested, with at least 65% (or in some cases, 80%) of its assets in securities.

o Pilgrim Baxter focus its active management on securities selection, the area it believes its commitment to fundamental research can most enhance a Portfolio's performance.


                                 [GRAPHIC] | 13

--------------------------------------------------------------------------------
GROWTH SECURITIES:
--------------------------------------------------------------------------------

Securities that Pilgrim Baxter believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.

POTENTIAL RISKS:

o    See Equity Securities.

o Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.

o The growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full value and may even go down in price.

POTENTIAL RETURNS:

o    See Equity Securities.

o    Growth securities may appreciate faster than non-growth securities.

POLICIES TO BALANCE RISKS & RETURNS:

o    See Equity Securities.

o In managing the Growth II, Large Cap Growth and Technology & Communications Portfolios, Pilgrim Baxter uses its own software and research models which incorporate important attributes of successful growth. A key attribute of successful growth is positive business momentum as demonstrated by earnings or revenue and sales growth, among other factors. Pilgrim Baxter's investment process is extremely focused on companies which exhibit positive business momentum.

o    Pilgrim  Baxter   considers   selling  a  security  when  its   anticipated
     appreciation is no longer probable, alternative investments offer more superior appreciation prospects or the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.

--------------------------------------------------------------------------------
VALUE SECURITIES:
--------------------------------------------------------------------------------

Securities that Pilgrim Baxter believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratio, earnings power, dividend income potential, and competitive advantages.

POTENTIAL RISKS:

o    See Equity Securities.

o Value companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor.

o The value securities in the Portfolio may never reach what Pilgrim Baxter believes are their full value and may even go down in price.

POTENTIAL RETURNS:

o    See Equity Securities.

o Value securities may produce significant capital appreciation as the market recognizes their full value.

POLICIES TO BALANCE RISKS & RETURNS:

o    See Equity Securities.

o In managing Mid-Cap Value and Select Value Portfolios, Pilgrim Baxter uses its own research, computer models and measures of value.

o Pilgrim Baxter considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Pilgrim Baxter's expectations.


                                 [GRAPHIC] | 14

--------------------------------------------------------------------------------
SMALL & MEDIUM SIZED COMPANY SECURITIES:
--------------------------------------------------------------------------------

POTENTIAL RISKS:

o Small and medium sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group.

POTENTIAL RETURNS:

o Small and medium sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small and medium sized companies tend to have younger product lines whose distribution and revenues are still maturing.

POLICIES TO BALANCE RISKS & RETURNS:

o    See Equity Securities/Growth Securities/Value Securities.

o Pilgrim Baxter focuses on small and medium sized companies with strong balance sheets that it expects to exceed consensus earnings expectations.

--------------------------------------------------------------------------------
TECHNOLOGY OR COMMUNICATIONS COMPANY SECURITIES:
--------------------------------------------------------------------------------

Securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements.

POTENTIAL RISKS:

o Technology or communications company securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

POTENTIAL RETURNS:

o Technology or communications company securities offer investors significant growth potential because they may be responsible for break through products or technologies or may be positioned to take advantage of cutting-edge, technology-related developments.

POLICIES TO BALANCE RISK & RETURNS:

o With the exception of the Technology & Communications Portfolio, each Portfolio seeks to strike a balance among the industries in which it invests so that no one industry dominates the Portfolio's investments.

o Although the Technology & Communications Portfolio will invest 25% or more of its total assets in one or more of the industries within the technology and communications sector, the Portfolio seeks to strike a balance among the industries in which it invests in an effort to lessen the impact of negative developments in the technology and communications sector.


                                 [GRAPHIC] | 15

--------------------------------------------------------------------------------
OTC SECURITIES:
--------------------------------------------------------------------------------

Securities not listed and traded on an organized exchange, but bought and sold through a computer network.

POTENTIAL RISKS:

o OTC securities are not traded as often as securities listed on an exchange. So, if the Portfolio were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

POTENTIAL RETURNS:

o    Increases the number of potential investments for a Portfolio.

o OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

POLICIES TO BALANCE RISKS & RETURNS:

o Pilgrim Baxter uses a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance a Portfolio's performance.

--------------------------------------------------------------------------------
FOREIGN SECURITIES:
--------------------------------------------------------------------------------

Securities of foreign issuers, including American Depository Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank that represent a bank's holdings of a stated number of shares of a foreign corporation. An ADR is bought and sold in the same manner as U.S. securities and is priced in U.S. dollars. EDRs and GDRs are also receipts that represent a stated number of shares of a foreign corporation, only they are issued by a non-U.S. bank or a foreign branch a of U.S. bank. EDRs and GDRs are generally designed for use on foreign exchanges and are typically not priced in U.S. dollars. ADRs, EDRs and GDRs each carry most of the risks of investing directly in foreign equity securities.

POTENTIAL RISKS:

o    Foreign security prices may fall due to political  instability,  changes in
     currency  exchange  rates,   foreign  economic   conditions  or  inadequate
     regulatory and accounting standards.

o Although ADRs, EDRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

o Foreign investments, especially investments in emerging or developing markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for a Portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

o The adoption of the euro as the common currency of the European Economic and Monetary Union (the "EMU") presents some uncertainties and possible risks, such as changes in relative strength and value of major world currencies, adverse tax consequences, and increased price competition among and between EMU and non-EMU countries. These uncertainties and possible risks could adversely affect the Portfolios.

POTENTIAL RETURNS:

o    Favorable exchange rate movements could generate gains or reduce losses.

o Foreign investments, which represent a major portion of the world's securities, offer attractive potential performance and opportunities for diversification.

POLICIES TO BALANCE RISKS & RETURNS:

o Each Portfolio limits the amount of total assets it invests in foreign issuers not traded in the U.S. to 15%. ADRs are not included in this limit.


                                 [GRAPHIC] | 16

--------------------------------------------------------------------------------
ILLIQUID SECURITIES:
--------------------------------------------------------------------------------

Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that the Portfolio has valued them.

POTENTIAL RISKS:

o    A Portfolio may have difficulty valuing these securities precisely.

o A Portfolio may be unable to sell these securities at the time or price it desires.

POTENTIAL RETURNS:

o Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

POLICIES TO BALANCE RISKS & RETURNS:

o Each Portfolio may not invest more than 15% of its net assets in illiquid securities.

--------------------------------------------------------------------------------
DERIVATIVES:
--------------------------------------------------------------------------------

Investments   such   as   forward   foreign   currency    contracts,    futures,
over-the-counter options, options on futures, options and swaps, whose value is based on an underlying asset or economic factor.

POTENTIAL RISKS:

o    The value of derivatives are volatile.

o Because of the low margin deposits required, derivatives often involve an extremely high degree of leverage. As a result, a relatively small price movement in a derivative may result in immediate and substantial loss, as well as gain, to the investor. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives a Portfolio buys or sells. A Portfolio could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. Thus, a use of derivatives may result in losses in excess of the amount invested.

POTENTIAL RETURNS:

Derivatives may be used for a variety of purposes, including:

o    To reduce transaction costs;

o    To manage cash flows;

o To maintain full market exposure, which means to adjust the characteristics of its investments to more closely approximate those of its benchmark;

o    To enhance returns; and

o To protect a Portfolio's investments against changes resulting from market conditions (a practice called "hedging").

POLICIES TO BALANCE RISK AND RETURN:

o Each Portfolio may use derivatives selectively for hedging, to reduce transaction costs or to manage cash flows.

o To the extent a Portfolio enters into derivatives, it will, when necessary, segregate cash or other liquid assets equal to the settlement amount with its custodian to cover the contract. When a Portfolio sells certain derivative contracts, it will hold at all times the instruments underlying the contracts.


                                 [GRAPHIC] | 17

--------------------------------------------------------------------------------
REIT SECURITIES:
--------------------------------------------------------------------------------

A separately managed trust that makes investments in various real estate businesses. An equity REIT may own real estate and pass the income it receives from rents from the properties, or the capital gain it receives from selling a building, to its shareholders. A mortgage REIT specializes in lending money to building developers and passes the interest income it receives from the mortgages to shareholders. A hybrid REIT combines the characteristics of equity and mortgage REITs.

POTENTIAL RISKS:

The real estate industry is particularly sensitive to:

o    Economic factors, such as interest rate changes or market recessions;

o Over-building in one particular area, changes in zoning laws, or changes in neighborhood values;

o    Increases in property taxes;

o    Casualty and condemnation losses; and

o    Regulatory limitations on rents.

REITs may expose a Portfolio to similar risks associated with direct investment in real estate. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.

POTENTIAL RETURNS:

Investments in REITs permit a Portfolio to participate in potential capital appreciation and income opportunities in various segments of the real estate sector.

POLICIES TO BALANCE RISK AND RETURN:

Pilgrim Baxter considers companies that it expects will generate good cash flow from the underlying properties, have proven management track records, and histories of increasing dividends.


                                 [GRAPHIC] | 18

THE INVESTMENT ADVISER

THE INVESTMENT ADVISER:

Pilgrim Baxter & Associates, Ltd., 1400 Liberty Ridge Drive, Wayne, PA 19087-5593, is the investment adviser for each Portfolio. Founded in 1982, Pilgrim Baxter currently manages over $12 billion in assets for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies.

As investment adviser, Pilgrim Baxter makes investment decisions for the Growth II, Large Cap Growth, Mid-Cap Value, Select Value and Technology & Communications Portfolios. The Portfolios' Board of Trustees supervises Pilgrim Baxter and establishes policies that Pilgrim Baxter must follow in its day-to-day management activities.

Prior to May 1, 2002, Pilgrim Baxter Value Investors, Inc. ("Value Investors"), a wholly owned subsidiary of Pilgrim Baxter, served as sub-adviser for Mid-Cap Value and Select Value Portfolios. On May 1, 2002, Value Investors was merged into Pilgrim Baxter. As a result of the merger, Value Investors no longer serves as sub-adviser to these Portfolios, although the same portfolio managers continue to be responsible for the day-to-day management of these Portfolios.

For the fiscal year ended December 31, 2001, Pilgrim Baxter waived a portion of its fee for the Mid-Cap Value Portfolio so that the effective management fee (as a percentage of average daily net assets) paid by each of the Portfolios was as follows:

PBHG GROWTH II PORTFOLIO                    0.85%
PBHG LARGE CAP GROWTH PORTFOLIO             0.75%
PBHG MID-CAP VALUE PORTFOLIO                -0-
PBHG SELECT VALUE PORTFOLIO                 0.65%
PBHG TECHNOLOGY & COMMUNICATIONS
     PORTFOLIO                              0.85%


                                 [GRAPHIC] | 19

PORTFOLIO MANAGERS

GROWTH II PORTFOLIO

A team of investment professionals led by Gary L. Pilgrim, CFA, has managed the Growth II Portfolio since March 21, 2001. Mr. Pilgrim is the President of the Adviser and has been a growth stock manager for over 31 years.

LARGE CAP GROWTH PORTFOLIO

Michael S. Sutton, CFA, has managed the PBHG Large Cap Growth Portfolio since November, 1999. Mr. Sutton is Chief Investment Officer of Pilgrim Baxter. Mr. Sutton joined Pilgrim Baxter in October 1999, from Loomis, Sayles & Co., where he worked for seven years as a portfolio manager of mid-to large cap growth portfolios. Prior to that, Mr. Sutton was a large cap growth portfolio manager with Stein, Roe & Farnham.

SELECT VALUE PORTFOLIO

Raymond J. McCaffrey, CFA, has managed the PBHG Select Value Portfolio since June, 1999. He joined Pilgrim Baxter as a portfolio manager and analyst in 1997. Prior to joining Pilgrim Baxter, Mr. McCaffrey worked for two years as a portfolio manager and analyst at Pitcairn Trust Company. His 12 years of investment experience also include positions at Cypress Capital Management, Independence Capital Management and Fidelity Bank.

MID-CAP VALUE PORTFOLIO

Jerome J. Heppelmann, CFA, has managed the PBHG Mid-Cap Value Portfolio since June, 1999. He joined Pilgrim Baxter in 1994 as a Vice President of Marketing/Client Service and since 1997 has been a member of Pilgrim Baxter's Equity team. Prior to joining Pilgrim Baxter, Mr. Heppelmann worked in the Investment Advisory Group for SEI Investments.

TECHNOLOGY & COMMUNICATIONS PORTFOLIO

Pilgrim Baxter's technology team, led by Michael Ma, who currently manages the PBHG Technology & Communications Fund and the PBHG Global Technology & Communications Fund of PBHG Funds, has managed the Technology & Communications Portfolio since March 21, 2001. Mr. Ma joined Pilgrim Baxter in October, 1999 as a senior technology analyst. Prior to joining Pilgrim Baxter, Mr. Ma worked for two and one-half years as an equity research analyst in the Telecommunications Services Group of Deutsche Bank Securities, Inc. Prior to that, he worked for four years at United States Trust Company of New York, initially as a research assistant concentrating on the technology sector and subsequently as a portfolio manager.


                                 [GRAPHIC] | 20

YOUR INVESTMENT

PRICING PORTFOLIO SHARES:

The price of a Portfolio's  shares is based on that  Portfolio's net asset value
(NAV). A Portfolio's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Portfolio shares are priced every day at the close of regular trading on the New York Stock Exchange. Portfolio shares are not priced on days that the New York Stock Exchange is closed.

A Portfolio prices its investments for which market quotations are readily available at market value. It prices short-term investments at amortized cost, which approximates market value. It prices all other investments at fair value as determined in good faith by the Portfolios' Board of Trustees. If a Portfolio holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of a Portfolio's shares may change on days when its shares are not available for purchase or sale.

BUYING & SELLING PORTFOLIO SHARES:

You may only buy and sell Portfolio shares through VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies. The prospectus for these separate accounts explains how to purchase and redeem a VA Contract or VLI Policy.

The Participating Insurance Company may buy Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your Portfolio shares to be bought at that day's NAV. Processing of your initial purchase may take longer. The Participating Insurance Company is responsible for sending your buy order to the Portfolio. A Portfolio may periodically close to new purchases or refuse a buy order if the Portfolio determines that doing so would be in the best interests of the Portfolio and its shareholders.

The Participating Insurance Company may sell Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your sell order before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV. The Participating Insurance Company is responsible for sending your sell order to the Portfolio. The Portfolio generally sends payment for your shares to the Participating Insurance Company the business day after your sell order is received. Under unusual circumstances, the Portfolio may suspend redemptions or postpone payment for up to seven days as permitted by federal securities law.

DISTRIBUTIONS AND TAXES:

Each Portfolio distributes its net investment income and net realized capital gains to shareholders at least once a year. These distributions will be reinvested in the Portfolio unless the Participating Insurance Company instructs the Portfolio otherwise. There are no fees on reinvestments.

VA Contracts and VLI Policies are currently tax-deferred investments. Therefore, Portfolio distributions are exempt from current taxation if left to accumulate in your VA Contract or VLI Policy. In addition, exchanges among the Portfolios are currently not taxable. The prospectus for the Participating Insurance Company separate account discusses the tax status of VA Contracts and VLI Policies in greater detail. The tax status of a Portfolio's distributions for each calendar year will be detailed in the Participating Insurance Company's annual tax statement for that Portfolio. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

POTENTIAL CONFLICTS OF INTEREST:

Participating Insurance Companies may be affiliated with one another. In addition, the interests of VA Contact and VLI Policy holders may conflict due to differences in tax treatment and other considerations. The Portfolios' Board of Trustees monitors each Portfolio for material conflicts and determines what action, if any, should be taken. For example, the Board may require a Participating Insurance Company to sell its investments in a Portfolio. As a result, the Portfolio may be forced to sell securities. In addition, the Board may refuse to sell shares of a Portfolio to a particular VA Contract or VLI Policy or may suspend or terminate sales of Portfolio shares if required by law or regulatory authority or if the action is in the best interests of the Portfolio and its shareholders.


                                 [GRAPHIC] | 21

FINANCIAL HIGHLIGHTS

A Portfolio's financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Portfolio, assuming you reinvested all Portfolio distributions. PricewaterhouseCoopers LLP has audited the information contained in these financial highlights. Its report and the Portfolio's financial statements are included in the Portfolio's Annual Report to Shareholders, which is available, free of charge, upon request.

FOR THE PERIOD ENDED DECEMBER 31, 2001
FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD

                                                                        Net
                                              Net                  Realized and                                       Net
                                             Asset        Net       Unrealized      Distributions   Distributions    Asset
                                             Value    Investment     Gains or         from Net          from         Value
                                           Beginning    Income        Losses         Investment        Capital        End
                                           of Period    (Loss)     on Securities       Income           Gains      of Period

PBHG GROWTH II PORTFOLIO
2001(1)                                      $18.88     $(0.07)      $ (7.57)              --              --        $11.24
2000                                          23.05      (0.06)        (3.62)              --          $(0.49)        18.88
1999(1)                                       11.63      (0.04)        11.46               --              --         23.05
1998                                          10.75      (0.06)         0.94               --              --         11.63
1997(2)                                       10.00         --          0.75               --              --         10.75

PBHG LARGE CAP GROWTH PORTFOLIO
2001(1)                                      $24.54     $(0.05)      $ (6.89)              --              --        $17.60
2000(1)                                       25.51      (0.01)        (0.21)              --          $(0.75)        24.54
1999                                          15.44      (0.05)        10.12               --              --         25.51
1998                                          11.82      (0.02)         3.64               --              --         15.44
1997(2)                                       10.00         --          1.82               --              --         11.82

PBHG MID-CAP VALUE PORTFOLIO
2001                                         $12.49         --       $  0.98               --          $(0.07)       $13.40
2000                                          11.92     $ 0.02          3.34           $(0.04)          (2.75)        12.49
1999                                          11.10       0.02          2.75               --           (1.95)        11.92
1998(3)                                       10.00         --          1.10               --              --         11.10

PBHG SELECT VALUE PORTFOLIO
2001(1)                                      $16.13     $ 0.15       $  0.10           $(0.04)         $(0.14)       $16.20
2000                                          15.19       0.07          2.54            (0.09)          (1.58)        16.13
1999                                          14.27       0.13          1.13               --           (0.34)        15.19
1998                                          10.43      (0.02)         3.98            (0.04)          (0.08)        14.27
1997(4)                                       10.00       0.02          0.41               --              --         10.43

PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
2001(1)                                      $24.77     $(0.03)      $(14.63)              --          $(6.85)       $ 3.26
2000                                          46.01      (0.34)       (17.29)              --           (3.61)        24.77
1999(1)                                       13.76      (0.13)        32.38               --              --         46.01
1998                                          10.41      (0.04)         3.39               --              --         13.76
1997(2)                                       10.00         --          0.41               --              --         10.41

*    Annualized.

+    Total return and portfolio turnover have not been annualized.

(1)  Per share calculations were performed using average shares for the period.

(2) The PBHG Growth II, PBHG Large Cap Growth and the PBHG Technology & Communications Portfolios commenced operations on April 30, 1997.

(3)  The PBHG Mid-Cap Value Portfolio commenced operations on November 30, 1998.

(4)  The PBHG Select Value Portfolio commenced operations on October 28, 1997.

Amounts designated as "--" are either $0 or have been rounded to $0.


                                 [GRAPHIC] | 22

                                                                      Ratio
                                            Ratio                     of Net
                                           of Net        Ratio      Investment
                   Net                   Investment   of Expenses  Income (Loss)
                 Assets        Ratio       Income     to Average    to Average
                   End      of Expenses    (Loss)     Net Assets    Net Assets    Portfolio
 Total          of Period   to Average   to Average   (Excluding    (Excluding    Turnover
Return            (000)     Net Assets   Net Assets    Waivers)      Waivers)       Rate

(40.47)%       $  154,096      1.07%       (0.57)%       1.07%       (0.57)%       163.56%
(16.67)%          368,948      1.05%       (0.42)%       1.05%       (0.42)%       145.87%
 98.19%           178,602      1.20%       (0.38)%       1.20%       (0.38)%       236.82%
  8.19%            18,321      1.20%       (0.64)%       1.54%       (0.98)%       228.09%
  7.50%+           10,236      1.20%*      (0.11)%*      4.38%*      (3.29)%*       44.57%+

(28.28)%       $   54,060      1.02%       (0.26)%       1.02%       (0.26)%       137.18%
 (1.48)%           72,645      1.06%       (0.05)%       1.06%       (0.05)%       147.68
 65.22%            27,295      1.10%       (0.41)%       1.17%       (0.48)%       157.04%
 30.63%            12,598      1.10%       (0.19)%       1.53%       (0.62)%        41.51%
 18.20%+            4,916      1.10%*       0.00%*       5.21%*      (4.11)%*       37.42%+

  7.95%        $    3,555      1.20%        0.07%        2.40%       (1.13)%       251.16
 28.47%               896      1.20%        0.19%        4.52%       (3.13)%       260.64
 25.66%               698      1.20%        0.15%        5.89%       (4.54)%       906.69%
 11.00%+              555      1.20%*       0.26%*       4.13%*      (2.67)%*       72.32%+

  1.72%        $  332,970      0.86%        0.67%        0.86%        0.67%        652.60%
 17.88%           118,669      0.97%        1.30%        0.97%        1.30%       1137.60
  8.89%            39,972      0.95%        0.84%        0.95%        0.84%        927.02%
 37.96%            22,286      1.00%        0.67%        1.47%        0.20%        635.10%
  4.30%+            1,560      1.00%*       1.91%*       8.04%*      (5.13)%*       68.93%+

(52.32)%       $  453,689      1.05%       (0.58)%       1.05%       (0.58)%       285.73%
(42.12)%        1,160,087      1.04%       (0.77)%       1.04%       (0.77)%       311.59%
234.38%         1,635,448      1.09%       (0.64)%       1.09%       (0.64)%       273.76%
 32.20%            32,493      1.20%       (0.55)%       1.56%       (0.91)%       264.58%
  4.10%+            9,117      1.20%*       0.37%*       5.09%*      (3.52)%*       69.34%+


                                 [GRAPHIC] | 23

FOR MORE INFORMATION

For investors who want more information about the Portfolios, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI):

Provides more information about the Portfolios and is incorporated into this Prospectus by reference.

ANNUAL/SEMI-ANNUAL REPORTS:

Provides financial and performance information about the Portfolios and their investments and a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during the last fiscal year or half-year.

Copies of the current versions of each of these documents, along with other information about the Portfolios, may be obtained by contacting:

PBHG INSURANCE SERIES FUND
P.O. BOX 419229
KANSAS CITY, MO 64141-6229
TELEPHONE:
1-800-347-9256

You may also contact the Participating Insurance Company for copies of these documents.

These reports and other information about the PBHG Insurance Series Fund are available on the EDGAR database on the SEC's Internet site at
http://www.sec.gov, or by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090). Copies of this information may be obtained, for a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

PBHG Insurance Series Fund's Investment Company Act file number is 811-08009.

PBHG-ISF Prospectus 5/2002


                                   [GRAPHIC] |

     [LOGO]

     INSURANCE SERIES FUND
     PROSPECTUS MAY 1, 2002

     o PBHG GROWTH II PORTFOLIO
     o PBHG LARGE CAP GROWTH PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Portfolio shares as an investment or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

INTRODUCTION

An Introduction to PBHG Insurance Series Fund and this Prospectus:

PBHG Insurance Series Fund is a mutual fund that sells shares in its separate investment Portfolios through variable annuity contracts ("VA Contracts") and variable life insurance policies ("VLI Policies") offered by separate accounts of certain insurance companies ("Participating Insurance Companies").

Each Portfolio has its own investment objective and strategies for reaching that goal. Before investing, make sure the Portfolio's goal matches your own. In general, these Portfolios are designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These Portfolios may not be suitable for investors who are pursuing a short-term investment goal, such as investing emergency reserves. These Portfolios also may not be suitable for investors who require regular income or stability of principal.

Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for each Portfolio. Pilgrim Baxter invests Portfolio assets in a way that it believes will help a Portfolio achieve its goal. However, there is no guarantee that a Portfolio will achieve its goal.

This Prospectus contains important information you should know before investing in any Portfolio and as a shareholder in a Portfolio. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Portfolios, please refer to the back cover of this Prospectus.

     CONTENTS

     PORTFOLIO SUMMARIES                                                      2
                      PBHG Growth II Portfolio
                      PBHG Large Cap Growth Portfolio

     MORE ABOUT THE PORTFOLIOS                                                6
     THE INVESTMENT ADVISER                                                  12
     PORTFOLIO MANAGERS                                                      12
     YOUR INVESTMENT                                                         13

                      Pricing Portfolio Shares
                      Buying and Selling Portfolio Shares
                      Distributions and Taxes
                      Potential Conflicts of Interest

     FINANCIAL HIGHLIGHTS                                                     14


                                  [GRAPHIC] | 1

PBHG GROWTH II PORTFOLIO

GOAL:

The Portfolio seeks to provide investors with capital appreciation.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio invests at least 65% of its total assets in growth securities, such as common stocks, of small and medium sized companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell Midcap(R) Growth Index at the time of the Portfolio's investment. As of March 31, 2002, the companies in the Russell Midcap(R) Growth Index had market capitalizations between $251 million and $16.8 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter expects to focus on those growth securities whose market capitalization or annual revenues are between $500 million and $10 billion at the time of purchase. The size of the companies in the Index and those in which Pilgrim Baxter intends to focus the Portfolio's investments will change with market conditions and the composition of the index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Portfolio. The Portfolio may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio emphasizes small and medium sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth potential and may even go down in price.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the Russell Midcap(R) Growth Index, a widely recognized, unmanaged index that tracks the performance of those stocks with greater-than-average growth orientation among the 800 smallest stocks in the Russell 1000(R) Index. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future. For certain periods, the performance of Growth II Portfolio was largely attributable to investments in technology companies during a time of exceptional performance in that sector. An investment in technology companies involves the risk of volatility and investors should not expect that such favorable market conditions will continue or that the exceptional returns may be repeated.

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                2001    -40.47%
                                2000    -16.67%
                                1999     98.19%
                                1998      8.19%

                           BEST QUARTER
         4th Quarter 1999                      49.97%

                           WORST QUARTER
         1st Quarter 2001                     -39.25%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

                                                        PAST     SINCE INCEPTION
                                                       1 YEAR       (4/30/97)
--------------------------------------------------------------------------------
Growth II Portfolio                                    -40.47%         2.91%

Russell Midcap(R)
Growth Index                                           -20.15%        10.00%

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 6.


                                  [GRAPHIC] | 2

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
      Imposed on Purchases ............................................   None
Maximum Deferred Sales Charge (Load) ..................................   None
Maximum Sales Charge (Load)
      Imposed on Reinvested
      Dividends (and Other Distributions) .............................   None
Redemption Fee ........................................................   None
Exchange Fee ..........................................................   None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees .......................................................   0.85%
Distribution and/or Services (12b-1) Fees .............................   None
Other Expenses ........................................................   0.22%
Total Annual Fund Operating Expenses ..................................   1.07%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2002. However, you should know that for the fiscal year ended December 31, 2002, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should also know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. The Board has made no reimbursement election for the fiscal year ended December 31, 2001.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                              YOUR COST

                1 YEAR                      $  109
                3 YEARS                     $  340
                5 YEARS                     $  590
                10 YEARS                    $1,306


                                  [GRAPHIC] | 3

PBHG LARGE CAP GROWTH PORTFOLIO

GOAL:

The Portfolio seeks to provide investors with long-term growth of capital.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio invests at least 80% of its assets in growth securities, such as common stocks, of large capitalization companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000(R) Growth Index at the time of the Portfolio's investment. As of March 31, 2002, the companies in the Russell 1000(R) Growth Index had market capitalizations between $251 million and $372 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter intends to focus on those growth securities whose market capitalizations are over $5 billion at the time of purchase. The size of the companies in the Index and those in which Pilgrim Baxter intends to focus the Portfolio's investments will change with market conditions and the composition of the Index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Portfolio. The Portfolio may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in financial markets, the company's individual situation or industry changes.

While the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may even go down in price, the Portfolio's emphasis on large company securities may limit some of the risk associated with growth investing because large company securities tend to be less volatile than smaller company securities.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries, and the Russell 1000(R) Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future. For certain periods, the performance of Large Cap Growth Portfolio was largely attributable to investments in technology companies during a time of exceptional performance in that sector. An investment in technology companies involves the risk of volatility and investors should not expect that such favorable market conditions will continue or that the exceptional returns may be repeated.

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                2001    -28.28%
                                2000     -1.48%
                                1999     65.22%
                                1998     30.63%

                                  BEST QUARTER
                4th Quarter 1999                      55.36%

                                  WORST QUARTER

                4th Quarter 2000                     -22.34%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

                                                     PAST        SINCE INCEPTION
                                                    1 YEAR          (4/30/97)
--------------------------------------------------------------------------------
Large Cap Growth Portfolio                          -28.28%            13.46%

S&P 500 Index                                       -11.88%             9.51%

Russell 1000(R) Growth Index                        -20.42%             7.27%

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 6.


                                  [GRAPHIC] | 4

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
      Imposed on Purchases ...........................................    None
Maximum Deferred Sales Charge (Load) .................................    None
Maximum Sales Charge (Load)
      Imposed on Reinvested
      Dividends and Other Distributions ..............................    None
Redemption Fee .......................................................    None
Exchange Fee .........................................................    None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees ......................................................    0.75%
Distribution and/or Services (12b-1) Fees ............................    None
Other Expenses .......................................................    0.27%
Total Annual Fund Operating Expenses .................................    1.02%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2002. However, you should know that for the fiscal year ended December 31, 2002, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.10%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.10%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. The Board has made no reimbursement election for the fiscal year ended December 31, 2001.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST

                         1 YEAR                  $  104
                         3 YEARS                 $  325
                         5 YEARS                 $  563
                         10 YEARS                $1,248


                                  [GRAPHIC] | 5

MORE ABOUT THE PORTFOLIOS

The following discussion and tables describe the main investment strategies discussed in the Portfolio Summaries section of this Prospectus in greater detail. From time to time, the Portfolios employ other investment practices, which are also described in the table and in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

OUR INVESTMENT STRATEGIES

Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Pilgrim Baxter uses a quantitative and fundamental investment process that is extremely focused on business momentum, as demonstrated by such things as earnings or revenues and sales growth.

Pilgrim Baxter begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using proprietary software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's business momentum, earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process it is able to construct a portfolio of investments with strong growth characteristics.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects, the risk of a decline in its market price is too great or deterioration in business fundamentals occurs or is expected to occur.

Each Portfolio may invest 100% of its total assets in cash or U.S. dollar-denominated high quality short-term debt instruments, such as U.S. Government securities, for temporary defensive purposes to maintain liquidity when economic or market conditions are unfavorable for profitable investing. These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of securities, like common stocks. In addition, while these investments are generally designed to limit a Portfolio's losses, they can prevent a Portfolio from achieving its investment goal.

Each Portfolio is actively managed, which means a Portfolio's manager may frequently buy and sell securities. Frequent trading increases a Portfolio's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from a Portfolio's performance. In addition, the sale of Portfolio securities may generate capital gains which, when distributed, may be taxable to you.


                                  [GRAPHIC] | 6

RISKS AND RETURNS

--------------------------------------------------------------------------------
EQUITY SECURITIES:
--------------------------------------------------------------------------------

Shares representing ownership in a corporation or the right to ownership in a corporation. Each Portfolio may invest in the following types of securities: common and preferred stocks, convertible securities, warrants and rights.

POTENTIAL RISKS:

o Equity security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.

o Equity security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.

o Equity security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.

POTENTIAL RETURNS:

o Equity securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

POLICIES TO BALANCE RISKS & RETURNS:

o Pilgrim Baxter maintains a long-term investment approach and focuses on securities it believes can appreciate over an extended time frame, regardless of interim fluctuations.

o    Under  normal  circumstances,   each  Portfolio  intends  to  remain  fully
     invested, with at least 65% or 80% of its assets in securities.

o Pilgrim Baxter focuses its active management on securities selection, the area it believes its commitment to fundamental research can most enhance a Portfolio's performance.

--------------------------------------------------------------------------------
GROWTH SECURITIES:
--------------------------------------------------------------------------------

Securities that Pilgrim Baxter believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.

POTENTIAL RISKS:

o    See Equity Securities.

o Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.

o The growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full value and may even go down in price.

POTENTIAL RETURNS:

o    See Equity Securities.

o    Growth securities may appreciate faster than non-growth securities.

POLICIES TO BALANCE RISKS & RETURNS:

o    See Equity Securities.

o In managing the Portfolios, Pilgrim Baxter uses its own software and research models which incorporate important attributes of successful growth. A key attribute of successful growth is positive business momentum as demonstrated by earnings or revenue and sales growth, among other factors. Pilgrim Baxter's investment process is extremely focused on companies which exhibit positive business momentum.

o    Pilgrim  Baxter   considers   selling  a  security  when  its   anticipated
     appreciation is no longer probable, alternative investments offer more superior appreciation prospects or the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.


                                  [GRAPHIC] | 7

--------------------------------------------------------------------------------
SMALL & MEDIUM SIZED COMPANY SECURITIES:
--------------------------------------------------------------------------------

POTENTIAL RISKS:

o Small and medium sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group.

POTENTIAL RETURNS:

o Small and medium sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small and medium sized companies tend to have younger product lines whose distribution and revenues are still maturing.

POLICIES TO BALANCE RISKS & RETURNS:

o    See Equity Securities/Growth Securities.

o Pilgrim Baxter focuses on small and medium sized companies with strong balance sheets that it expects to exceed consensus earnings expectations.

--------------------------------------------------------------------------------
TECHNOLOGY OR COMMUNICATIONS COMPANY SECURITIES:
--------------------------------------------------------------------------------

Securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements.

POTENTIAL RISKS:

o Technology or communications company securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

POTENTIAL RETURNS:

o Technology or communications company securities offer investors significant growth potential because they may be responsible for break through products or technologies or may be positioned to take advantage of cutting-edge, technology-related developments.

POLICIES TO BALANCE RISK & RETURNS:

o Each Portfolio seeks to strike a balance among the industries in which it invests so that no one industry dominates the Portfolio's investments.


                                 [GRAPHIC] | 8

--------------------------------------------------------------------------------
OTC SECURITIES:
--------------------------------------------------------------------------------

Securities not listed and traded on an organized exchange, but bought and sold through a computer network.

POTENTIAL RISKS:

o OTC securities are not traded as often as securities listed on an exchange. So, if the Portfolio were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

POTENTIAL RETURNS:

o    Increases the number of potential investments for a Portfolio.

o OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

POLICIES TO BALANCE RISKS & RETURNS:

o Pilgrim Baxter uses a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance a Portfolio's performance.

--------------------------------------------------------------------------------
FOREIGN SECURITIES:
--------------------------------------------------------------------------------

Securities of foreign issuers, including American Depository Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank that represent a bank's holdings of a stated number of shares of a foreign corporation. An ADR is bought and sold in the same manner as U.S. securities and is priced in U.S. dollars. EDRs and GDRs are also receipts that represent a stated number of shares of a foreign corporation, only they are issued by a non-U.S. bank or a foreign branch a of U.S. bank. EDRs and GDRs are generally designed for use on foreign exchanges and are typically not priced in U.S. dollars. ADRs, EDRs and GDRs each carry most of the risks of investing directly in foreign equity securities.

POTENTIAL RISKS:

o    Foreign security prices may fall due to political  instability,  changes in
     currency  exchange  rates,   foreign  economic   conditions  or  inadequate
     regulatory and accounting standards.

o Although ADRs, EDRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

o Foreign investments, especially investments in emerging or developing markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for a Portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

o The adoption of the euro as the common currency of the European Economic and Monetary Union (the "EMU") presents some uncertainties and possible risks, such as changes in relative strength and value of major world currencies, adverse tax consequences, and increased price competition among and between EMU and non-EMU countries. These uncertainties and possible risks could adversely affect the Portfolios.

POTENTIAL RETURNS:

o    Favorable exchange rate movements could generate gains or reduce losses.

o Foreign investments, which represent a major portion of the world's securities, offer attractive potential performance and opportunities for diversification.

POLICIES TO BALANCE RISKS & RETURNS:

o Each Portfolio limits the amount of total assets it invests in foreign issuers not traded in the U.S. to 15%. ADRs are not included in this limit.


                                 [GRAPHIC] | 9

--------------------------------------------------------------------------------
ILLIQUID SECURITIES:
--------------------------------------------------------------------------------

Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that the Portfolio has valued them.

POTENTIAL RISKS:

o    A Portfolio may have difficulty valuing these securities precisely.

o A Portfolio may be unable to sell these securities at the time or price it desires.

POTENTIAL RETURNS:

o Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

POLICIES TO BALANCE RISKS & RETURNS:

o Each Portfolio may not invest more than 15% of its net assets in illiquid securities.

--------------------------------------------------------------------------------
DERIVATIVES:
--------------------------------------------------------------------------------

Investments   such   as   forward   foreign   currency    contracts,    futures,
over-the-counter options, options on futures, options and swaps, whose value is based on an underlying asset or economic factor.

POTENTIAL RISKS:

o    The value of derivatives are volatile.

o Because of the low margin deposits required, derivatives often involve an extremely high degree of leverage. As a result, a relatively small price movement in a derivative may result in immediate and substantial loss, as well as gain, to the investor. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives a Portfolio buys or sells. A Portfolio could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. Thus, a use of derivatives may result in losses in excess of the amount invested.

POTENTIAL RETURNS:

Derivatives  may be used for a  variety  of  purposes,  including:

o    To reduce transaction costs;

o    To manage cash flows;

o To maintain full market exposure, which means to adjust the characteristics of its investments to more closely approximate those of its benchmark;

o    To enhance returns; and

o To protect a Portfolio's investments against changes resulting from market conditions (a practice called "hedging").

POLICIES TO BALANCE RISK AND RETURN:

o Each Portfolio may use derivatives selectively for hedging, to reduce transaction costs or to manage cash flows.

o To the extent a Portfolio enters into derivatives, it will, when necessary, segregate cash or other liquid assets equal to the settlement amount with its custodian to cover the contract. When a Portfolio sells certain derivative contracts, it will hold at all times the instruments underlying the contracts.


                                 [GRAPHIC] | 10

--------------------------------------------------------------------------------
REIT SECURITIES:
--------------------------------------------------------------------------------

A separately managed trust that makes investments in various real estate businesses. An equity REIT may own real estate and pass the income it receives from rents from the properties, or the capital gain it receives from selling a building, to its shareholders. A mortgage REIT specializes in lending money to building developers and passes the interest income it receives from the mortgages to shareholders. A hybrid REIT combines the characteristics of equity and mortgage REITs.

POTENTIAL RISKS:

The real estate industry is particularly sensitive to:

o    Economic factors, such as interest rate changes or market recessions;

o Over-building in one particular area, changes in zoning laws, or changes in neighborhood values;

o    Increases in property taxes;

o    Casualty and condemnation losses; and

o    Regulatory limitations on rents.

     REITs may expose a Portfolio to similar risks associated with direct investment in real estate. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.

POTENTIAL RETURNS:

Investments in REITs permit a Portfolio to participate in potential capital appreciation and income opportunities in various segments of the real estate sector.

POLICIES TO BALANCE RISK AND RETURN:

Pilgrim Baxter considers companies that it expects will generate good cash flow from the underlying properties, have proven management track records, and histories of increasing dividends.


                                 [GRAPHIC] | 11

THE INVESTMENT ADVISER

THE INVESTMENT ADVISER:

Pilgrim Baxter & Associates, Ltd., 1400 Liberty Ridge Drive, Wayne, PA 19087-5593, is the investment adviser for each Portfolio. Founded in 1982, Pilgrim Baxter currently manages over $12 billion in assets for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies.

As  investment  adviser,  Pilgrim  Baxter  makes  investment  decisions  for the
Portfolios. The Portfolios' Board of Trustees supervises Pilgrim Baxter and establishes policies that Pilgrim Baxter must follow in its day-to-day management activities. For the fiscal year ended December 31, 2001, the management fee (as a percentage of average daily net assets) paid by each Portfolio was as follows:

PBHG GROWTH II PORTFOLIO                                                   0.85%
PBHG LARGE CAP GROWTH PORTFOLIO                                            0.75%

PORTFOLIO MANAGERS

GROWTH II PORTFOLIO

A team of investment professionals led by Gary L. Pilgrim, CFA, has managed the Growth II Portfolio since March 21, 2001. Mr. Pilgrim is the President of the Adviser and has been a growth stock manager for over 31 years.

LARGE CAP GROWTH PORTFOLIO

Michael S. Sutton, CFA, has managed the PBHG Large Cap Growth Portfolio since November, 1999. Mr. Sutton is Chief Investment Officer of Pilgrim Baxter. Mr. Sutton joined Pilgrim Baxter in October 1999, from Loomis, Sayles & Co., where he worked for seven years as a portfolio manager of mid-to large cap growth portfolios. Prior to that, Mr. Sutton was a large cap growth portfolio manager with Stein, Roe & Farnham.


                                 [GRAPHIC] | 12

YOUR INVESTMENT

PRICING PORTFOLIO SHARES:

The price of a Portfolio's  shares is based on that  Portfolio's net asset value
(NAV). A Portfolio's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Portfolio shares are priced every day at the close of regular trading on the New York Stock Exchange. Portfolio shares are not priced on days that the New York Stock Exchange is closed.

A Portfolio prices its investments for which market quotations are readily available at market value. It prices short-term investments at amortized cost, which approximates market value. It prices all other investments at fair value as determined in good faith by the Portfolios' Board of Trustees. If a Portfolio holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of a Portfolio's shares may change on days when its shares are not available for purchase or sale.

BUYING & SELLING PORTFOLIO SHARES:

You may only buy and sell Portfolio shares through VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies. The prospectus for these separate accounts explains how to purchase and redeem a VA Contract or VLI Policy.

The Participating Insurance Company may buy Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your Portfolio shares to be bought at that day's NAV. Processing of your initial purchase may take longer. The Participating Insurance Company is responsible for sending your buy order to the Portfolio. A Portfolio may periodically close to new purchases or refuse a buy order if the Portfolio determines that doing so would be in the best interests of the Portfolio and its shareholders.

The Participating Insurance Company may sell Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your sell order before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV. The Participating Insurance Company is responsible for sending your sell order to the Portfolio. The Portfolio generally sends payment for your shares to the Participating Insurance Company the business day after your sell order is received. Under unusual circumstances, the Portfolio may suspend redemptions or postpone payment for up to seven days as permitted by federal securities law.

DISTRIBUTIONS AND TAXES:

Each Portfolio distributes its net investment income and net realized capital gains to shareholders at least once a year. These distributions will be reinvested in the Portfolio unless the Participating Insurance Company instructs the Portfolio otherwise. There are no fees on reinvestments.

VA Contracts and VLI Policies are currently tax-deferred investments. Therefore, Portfolio distributions are exempt from current taxation if left to accumulate in your VA Contract or VLI Policy. In addition, exchanges among the Portfolios are currently not taxable. The prospectus for the Participating Insurance Company separate account discusses the tax status of VA Contracts and VLI Policies in greater detail. The tax status of a Portfolio's distributions for each calendar year will be detailed in the Participating Insurance Company's annual tax statement for that Portfolio. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

POTENTIAL CONFLICTS OF INTEREST:

Participating Insurance Companies may be affiliated with one another. In addition, the interests of VA Contact and VLI Policy holders may conflict due to differences in tax treatment and other considerations. The Portfolios' Board of Trustees monitors each Portfolio for material conflicts and determines what action, if any, should be taken. For example, the Board may require a Participating Insurance Company to sell its investments in a Portfolio. As a result, the Portfolio may be forced to sell securities. In addition, the Board may refuse to sell shares of a Portfolio to a particular VA Contract or VLI Policy or may suspend or terminate sales of Portfolio shares if required by law or regulatory authority or if the action is in the best interests of the Portfolio and its shareholders.


                                 [GRAPHIC] | 13

FINANCIAL HIGHLIGHTS

A Portfolio's financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Portfolio, assuming you reinvested all Portfolio distributions. PricewaterhouseCoopers LLP has audited the information contained in these financial highlights. Its report and the Portfolio's financial statements are included in the Portfolio's Annual Report to Shareholders, which is available, free of charge, upon request.

FOR THE PERIOD ENDED DECEMBER 31, 2001
FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD

                                        Net
             Net                    Realized and                                    Net                     Net
            Asset         Net        Unrealized    Distributions  Distributions    Asset                   Assets        Ratio
            Value     Investment      Gains or        from Net        from         Value                    End       of Expenses
          Beginning     Income         Losses        Investment      Capital        End       Total      of Period     to Average
          of Period     (Loss)     on Securities       Income         Gains      of Period    Return       (000)       Net Assets
PBHG GROWTH II PORTFOLIO

2001(1)     $18.88     $(0.07)        $(7.57)            --              --        $11.24     (40.47)%     $154,096        1.07%
2000         23.05      (0.06)         (3.62)            --          $(0.49)        18.88     (16.67)%      368,948        1.05%
1999(1)      11.63      (0.04)         11.46             --              --         23.05       98.19%      178,602        1.20%
1998         10.75      (0.06)          0.94             --              --         11.63        8.19%       18,321        1.20%
1997(2)      10.00         --           0.75             --              --         10.75        7.50%+      10,236        1.20%*

PBHG LARGE CAP GROWTH PORTFOLIO

2001(1)     $24.54     $(0.05)        $(6.89)            --              --        $17.60      (28.28)%    $ 54,060        1.02%
2000(1)      25.51      (0.01)         (0.21)            --          $(0.75)        24.54       (1.48)%      72,645        1.06%
1999         15.44      (0.05)         10.12             --              --         25.51       65.22%       27,295        1.10%
1998         11.82      (0.02)          3.64             --              --         15.44       30.63%       12,598        1.10%
1997(2)      10.00         --           1.82             --              --         11.82       18.20%+       4,916        1.10%*

                                                 Ratio
               Ratio                             of Net
               of Net            Ratio         Investment
             Investment       of Expenses     Income (Loss)
               Income         to Average       to Average
               (Loss)         Net Assets       Net Assets        Portfolio
             to Average       (Excluding       (Excluding         Turnover
             Net Assets         Waivers)         Waivers)           Rate
PBHG GROWTH II PORTFOLIO

2001(1)        (0.57)%            1.07%           (0.57)%         163.56%
2000           (0.42)%            1.05%           (0.42)%         145.87%
1999(1)        (0.38)%            1.20%           (0.38)%         236.82%
1998           (0.64)%            1.54%           (0.98)%         228.09%
1997(2)        (0.11)%*           4.38%*          (3.29)%*         44.57%+

PBHG LARGE CAP GROWTH PORTFOLIO

2001(1)        (0.26)%            1.02%           (0.26)%         137.18%
2000(1)        (0.05)%            1.06%           (0.05)%         147.68%
1999           (0.41)%            1.17%           (0.48)%         157.04%
1998           (0.19)%            1.53%           (0.62)%          41.51%
1997(2)         0.00%*            5.21%*          (4.11)%*         37.42%+

*    Annualized.

+    Total return and portfolio turnover have not been annualized.

(1)  Per share calculations were performed using average shares for the period.

(2)  Each Portfolio commenced operations on April 30, 1997.

Amounts designated as "--" are either $0 or have been rounded to $0.


                               [GRAPHIC] | 14 & 15

FOR MORE INFORMATION

For investors who want more information about the Portfolios, the following documents are available free upon request:

STATEMENT OF ADDITIONAL  INFORMATION (SAI):

Provides more information about the Portfolios and is incorporated into this Prospectus by reference.

ANNUAL/SEMI-ANNUAL REPORTS:

Provides financial and performance information about the Portfolios and their investments and a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during the last fiscal year or half-year.

Copies of the current versions of each of these documents, along with other information about the Portfolios, may be obtained by contacting:

PBHG INSURANCE SERIES FUND
P.O. BOX 419229
KANSAS CITY, MO 64141-6229
TELEPHONE:
1-800-347-9256

You may also contact the Participating Insurance Company for copies of these documents.

--------------------------------------------------------------------------------
These reports and other information about the PBHG Insurance Series Fund are available on the EDGAR database on the SEC's Internet site at
http://www.sec.gov, or by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090). Copies of this information may be obtained, for a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

PBHG Insurance Series Fund's Investment Company Act file number is 811-08009.
--------------------------------------------------------------------------------

PBHG-ISF Prospectus 5/2002

     [LOGO]

     INSURANCE SERIES FUND
     PROSPECTUS MAY 1, 2002

     o PBHG GROWTH II PORTFOLIO
     o PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Portfolio shares as an investment or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

INTRODUCTION

An Introduction to PBHG Insurance Series Fund and this Prospectus:

PBHG Insurance Series Fund is a mutual fund that sells shares in its separate investment Portfolios through variable annuity contracts ("VA Contracts") and variable life insurance policies ("VLI Policies") offered by separate accounts of certain insurance companies ("Participating Insurance Companies").

Each Portfolio has its own investment objective and strategies for reaching that goal. Before investing, make sure the Portfolio's goal matches your own. In general, these Portfolios are designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These Portfolios may not be suitable for investors who are pursuing a short-term investment goal, such as investing emergency reserves. These Portfolios also may not be suitable for investors who require regular income or stability of principal.

Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for each Portfolio. Pilgrim Baxter invests Portfolio assets in a way that it believes will help a Portfolio achieve its goal. However, there is no guarantee that a Portfolio will achieve its goal.

This Prospectus contains important information you should know before investing in any Portfolio and as a shareholder in a Portfolio. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Portfolios, please refer to the back cover of this Prospectus.

     CONTENTS

     PORTFOLIO SUMMARIES                                                       2
                 PBHG Growth II Portfolio
                 PBHG Technology & Communications Portfolio

     MORE ABOUT THE PORTFOLIOS                                                 6
     THE INVESTMENT ADVISER                                                   12
     PORTFOLIO MANAGERS                                                       13
     YOUR INVESTMENT                                                          14

                 Pricing Portfolio Shares
                 Buying and Selling Portfolio Shares
                 Distributions and Taxes
                 Potential Conflicts of Interest

     FINANCIAL HIGHLIGHTS                                                     16


                                  [GRAPHIC] | 1

PBHGGROWTH II PORTFOLIO

GOAL:

The Portfolio seeks to provide investors with capital appreciation.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio invests at least 65% of its total assets in growth securities, such as common stocks, of small and medium sized companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell Midcap(R) Growth Index at the time of the Portfolio's investment. As of March 31, 2002, the companies in the Russell Midcap(R) Growth Index had market capitalizations between $251 million and $16.8 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter expects to focus on those growth securities whose market capitalization or annual revenues are between $500 million and $10 billion at the time of purchase. The size of the companies in the Index and those in which Pilgrim Baxter intends to focus the Portfolio's investments will change with market conditions and the composition of the index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Portfolio. The Portfolio may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio emphasizes small and medium sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth potential and may even go down in price.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the Russell Midcap(R) Growth Index, a widely recognized, unmanaged index that tracks the performance of those stocks with greater-than-average growth orientation among the 800 smallest stocks in the Russell 1000(R) Index. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future. For certain periods, the performance of Growth II Portfolio was largely attributable to investments in technology companies during a time of exceptional performance in that sector. An investment in technology companies involves the risk of volatility and investors should not expect that such favorable market conditions will continue or that the exceptional returns may be repeated.

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                2001    -40.47%
                                2000    -16.67%
                                1999     98.19%
                                1998      8.19%

                                  BEST QUARTER
                 4th Quarter 1999                      49.97%

                                  WORST QUARTER
                 1st Quarter 2001                     -39.25%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

                                                        PAST     SINCE INCEPTION
                                                       1 YEAR       (4/30/97)
--------------------------------------------------------------------------------
Growth II Portfolio                                    -40.47%         2.91%

Russell Midcap(R)
Growth Index                                           -20.15%        10.00%

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 6.


                                  [GRAPHIC] | 2

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
      Imposed on Purchases ............................................   None
Maximum Deferred Sales Charge (Load) ..................................   None
Maximum Sales Charge (Load)
      Imposed on Reinvested
      Dividends (and Other Distributions) .............................   None
Redemption Fee ........................................................   None
Exchange Fee ..........................................................   None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees .......................................................   0.85%
Distribution and/or Services (12b-1) Fees .............................   None
Other Expenses ........................................................   0.22%
Total Annual Fund Operating Expenses ..................................   1.07%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2002. However, you should know that for the fiscal year ended December 31, 2002, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should also know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. The Board has made no reimbursement election for the fiscal year ended December 31, 2001.

EXAMPLE:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                                    YOUR COST

                         1 YEAR                  $  109
                         3 YEARS                 $  340
                         5 YEARS                 $  590
                         10 YEARS                $1,306


                                  [GRAPHIC] | 3

PBHG TECHNOLOGY & COMMUNICATIONS

GOAL:

The  Portfolio  seeks to provide  investors  with  long-term  growth of capital.
Current  income  is  incidental  to  the   Portfolio's   goal.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio, a non-diversified fund, will invest at least 80% of its assets in common stocks of companies doing business in the technology and communications sector of the market. In addition, the Portfolio is concentrated which means it will invest 25% or more of its total assets in the group of industries within the sector. Currently, the primary industries making up this group include computer software and hardware, network and cable broadcasting, semiconductors, defense and data storage and retrieval, and biotechnology. The Portfolio invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. The Portfolio's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances. The Portfolio may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects.

MAIN INVESTMENT RISKS:

The Portfolio is non-diversified which means, as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The Portfolio is concentrated which means, as compared to a fund that does not concentrate its investments, it invests a higher percentage of its assets in the group of industries within the technology and communications sector of the market in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular industry, positive or negative, have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than if the Portfolio did not concentrate its investments. The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Securities of technology and communications companies are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology and communications issues.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the Pacific Stock Exchange Technology Index(R) and Soundview Technology Index. The Pacific Stock Exchange Technology Index(R), the Portfolio's current benchmark is a price-weighted index of the top 100 U.S. technology stocks. The Soundview Technology Index, the Portfolio's former benchmark is an unmanaged index that measures the performance of 100 major technology stocks, as chosen by Soundview Financial Group. The Portfolio has changed its benchmark index because the Pacific Stock Exchange Technology Index(R) more closely reflects the universe of securities in which the Portfolio invests. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future. For certain periods, the performance of Technology & Communications Portfolio was largely attributable to investments in technology companies during a time of exceptional performance in that sector. An investment in technology companies involves the risk of volatility and investors should not expect that such favorable market conditions will continue or that the exceptional returns may be repeated.

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 6.


                                  [GRAPHIC] | 4

PORTFOLIO

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                2001    -52.32%
                                2000    -42.12%
                                1999    243.38%
                                1998     32.20%

                                  BEST QUARTER

                   4th Quarter 1999                 108.57%

                                  WORST QUARTER

                   4th Quarter 2000                 -49.86%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

                                                     PAST        SINCE INCEPTION
                                                    1 YEAR          (4/30/97)
--------------------------------------------------------------------------------
Technology &
Communications Portfolio                            -52.32%            5.26%

Pacific Stock Exchange
Technology Index(R)                                 -15.59%           24.47%

Soundview Technology Index                          -40.39%            8.11%

Prior to November 2, 1999, the Portfolio was diversified and did not concentrate its investments. Therefore, the Portfolio's performance prior to November 2, 1999 may not be indicative of how it will perform in the future. FEES AND
EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
      Imposed on Purchases ...........................................    None
Maximum Deferred Sales Charge (Load) .................................    None
Maximum Sales Charge (Load)
      Imposed on Reinvested
      Dividends and Other Distributions ..............................    None
Redemption Fee .......................................................    None
Exchange Fee .........................................................    None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees ......................................................    0.85%
Distribution and/or Services(12b-1) Fees .............................    None
Other Expenses .......................................................    0.20%
Total Annual Fund Operating Expenses .................................    1.05%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2002. However, you should know that for the fiscal year ended December 31, 2002, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should also know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. The Board has made no reimbursement election during the fiscal year ended December 31, 2001. EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.


                                    YOUR COST

                         1 YEAR                  $  107
                         3 YEARS                 $  334
                         5 YEARS                 $  579
                         10 YEARS                $1,283



                                  [GRAPHIC] | 5

MORE ABOUT THE PORTFOLIOS

The following discussion and tables describe the main investment strategies discussed in the Portfolio Summaries section of this Prospectus in greater detail. From time to time, the Portfolios employ other investment practices, which are also described in the table and in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

OUR INVESTMENT STRATEGIES

GROWTH II, TECHNOLOGY & COMMUNICATIONS PORTFOLIOS

Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Pilgrim Baxter uses a quantitative and fundamental investment process that is extremely focused on business momentum, as demonstrated by such things as earnings or revenues and sales growth.

Pilgrim Baxter begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using proprietary software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's business momentum, earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process it is able to construct a portfolio of investments with strong growth characteristics.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects, the risk of a decline in its market price is too great or deterioration in business fundamentals occurs or is expected to occur.

Each Portfolio may invest 100% of its total assets in cash or U.S. dollar-denominated high quality short-term debt instruments, such as U.S. Government securities, for temporary defensive purposes to maintain liquidity when economic or market conditions are unfavorable for profitable investing. These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of securities, like common stocks. In addition, while these investments are generally designed to limit a Portfolio's losses, they can prevent a Portfolio from achieving its investment goal.

Each Portfolio is actively managed, which means a Portfolio's manager may frequently buy and sell securities. Frequent trading increases a Portfolio's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from a Portfolio's performance. In addition, the sale of Portfolio securities may generate capital gains which, when distributed, may be taxable to you.


                                  [GRAPHIC] | 6

RISKS AND RETURNS

--------------------------------------------------------------------------------
EQUITY SECURITIES:
--------------------------------------------------------------------------------

Shares representing ownership in a corporation or the right to ownership in a corporation. Each Portfolio may invest in the following types of securities: common and preferred stocks, convertible securities, warrants and rights.

POTENTIAL RISKS:

o Equity security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.

o Equity security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.

o Equity security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.

POTENTIAL RETURNS:

o Equity securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

POLICIES TO BALANCE RISKS & RETURNS:

o Pilgrim Baxter maintains a long-term investment approach and focuses on securities it believes can appreciate over an extended time frame, regardless of interim fluctuations.

o    Under  normal  circumstances,   each  Portfolio  intends  to  remain  fully
     invested, with at least 65% or 80% of its assets in securities.

o Pilgrim Baxter focuses its active management on securities selection, the area it believes its commitment to fundamental research can most enhance a Portfolio's performance.

--------------------------------------------------------------------------------
GROWTH SECURITIES:
--------------------------------------------------------------------------------

Securities that Pilgrim Baxter believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.

POTENTIAL RISKS:

o    See Equity Securities.

o Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.

o The growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full value and may even go down in price.

POTENTIAL RETURNS:

o    See Equity Securities.

o    Growth securities may appreciate faster than non-growth securities.

POLICIES TO BALANCE RISKS & RETURNS:

o    See Equity Securities.

o In managing the Growth II and Technology & Communications Portfolios, Pilgrim Baxter uses its own software and research models which incorporate important attributes of successful growth. A key attribute of successful growth is positive business momentum as demonstrated by earnings or revenue and sales growth, among other factors. Pilgrim Baxter's investment process is extremely focused on companies which exhibit positive business momentum.

o    Pilgrim  Baxter   considers   selling  a  security  when  its   anticipated
     appreciation is no longer probable, alternative investments offer more superior appreciation prospects or the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.


                                 [GRAPHIC] | 7

--------------------------------------------------------------------------------
SMALL & MEDIUM SIZED COMPANY SECURITIES:
--------------------------------------------------------------------------------

POTENTIAL RISKS:

o Small and medium sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group.

POTENTIAL RETURNS:

o Small and medium sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small and medium sized companies tend to have younger product lines whose distribution and revenues are still maturing.

POLICIES TO BALANCE RISKS & RETURNS:

o    See Equity Securities/Growth Securities.

o Pilgrim Baxter focuses on small and medium sized companies with strong balance sheets that it expects to exceed consensus earnings expectations.

--------------------------------------------------------------------------------
TECHNOLOGY OR COMMUNICATIONS COMPANY SECURITIES:
--------------------------------------------------------------------------------

Securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements.

POTENTIAL RISKS:

o Technology or communications company securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

POTENTIAL RETURNS:

o Technology or communications company securities offer investors significant growth potential because they may be responsible for break through products or technologies or may be positioned to take advantage of cutting-edge, technology-related developments.

POLICIES TO BALANCE RISK & Returns:

o Growth II Portfolio seeks to strike a balance among the industries in which it invests so that no one industry dominates the Portfolio's investments.

o Although the Technology & Communications Portfolio will invest 25% or more of its total assets in one or more of the industries within the technology and communications sector, the Portfolio seeks to strike a balance among the industries in which it invests in an effort to lessen the impact of negative developments in the technology and communications sector.


                                 [GRAPHIC] | 8

--------------------------------------------------------------------------------
OTC SECURITIES:
--------------------------------------------------------------------------------

Securities not listed and traded on an organized exchange, but bought and sold through a computer network.

POTENTIAL RISKS:

o OTC securities are not traded as often as securities listed on an exchange. So, if the Portfolio were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

POTENTIAL RETURNS:

o    Increases the number of potential investments for a Portfolio.

o OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

POLICIES TO BALANCE RISKS & RETURNS:

o Pilgrim Baxter uses a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance a Portfolio's performance.

--------------------------------------------------------------------------------
FOREIGN SECURITIES:
--------------------------------------------------------------------------------

Securities of foreign issuers, including American Depository Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank that represent a bank's holdings of a stated number of shares of a foreign corporation. An ADR is bought and sold in the same manner as U.S. securities and is priced in U.S. dollars. EDRs and GDRs are also receipts that represent a stated number of shares of a foreign corporation, only they are issued by a non-U.S. bank or a foreign branch a of U.S. bank. EDRs and GDRs are generally designed for use on foreign exchanges and are typically not priced in U.S. dollars. ADRs, EDRs and GDRs each carry most of the risks of investing directly in foreign equity securities.

POTENTIAL RISKS:

o    Foreign security prices may fall due to political  instability,  changes in
     currency  exchange  rates,   foreign  economic   conditions  or  inadequate
     regulatory and accounting standards.

o Although ADRs, EDRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

o Foreign investments, especially investments in emerging or developing markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for a Portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

o The adoption of the euro as the common currency of the European Economic and Monetary Union (the "EMU") presents some uncertainties and possible risks, such as changes in relative strength and value of major world currencies, adverse tax consequences, and increased price competition among and between EMU and non-EMU countries. These uncertainties and possible risks could adversely affect the Portfolios.

POTENTIAL RETURNS:

o    Favorable exchange rate movements could generate gains or reduce losses.

o Foreign investments, which represent a major portion of the world's securities, offer attractive potential performance and opportunities for diversification.

POLICIES TO BALANCE RISKS & RETURNS:

o Each Portfolio limits the amount of total assets it invests in foreign issuers not traded in the U.S. to 15%. ADRs are not included in this limit.


                                 [GRAPHIC] | 9

--------------------------------------------------------------------------------
ILLIQUID SECURITIES:
--------------------------------------------------------------------------------

Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that the Portfolio has valued them.

POTENTIAL RISKS:

o A Portfolio may have difficulty valuing these securities precisely. o A Portfolio may be unable to sell these securities at the time or price it desires.

POTENTIAL RETURNS:

o Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

POLICIES TO BALANCE RISKS & Returns:

o Each Portfolio may not invest more than 15% of its net assets in illiquid securities.

--------------------------------------------------------------------------------
DERIVATIVES:
--------------------------------------------------------------------------------

Investments   such   as   forward   foreign   currency    contracts,    futures,
over-the-counter options, options on futures, options and swaps, whose value is based on an underlying asset or economic factor.

POTENTIAL RISKS:

o    The value of derivatives are volatile.

o Because of the low margin deposits required, derivatives often involve an extremely high degree of leverage. As a result, a relatively small price movement in a derivative may result in immediate and substantial loss, as well as gain, to the investor. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives a Portfolio buys or sells. A Portfolio could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. Thus, a use of derivatives may result in losses in excess of the amount invested. Potential Returns:

DERIVATIVES MAY BE USED FOR A VARIETY OF PURPOSES, INCLUDING:

o    To reduce transaction costs;

o    To manage cash flows;

o To maintain full market exposure, which means to adjust the characteristics of its investments to more closely approximate those of its benchmark;

o    To enhance returns; and

o To protect a Portfolio's investments against changes resulting from market conditions (a practice called "hedging").

POLICIES TO BALANCE RISK AND RETURN:

o Each Portfolio may use derivatives selectively for hedging, to reduce transaction costs or to manage cash flows.

o To the extent a Portfolio enters into derivatives, it will, when necessary, segregate cash or other liquid assets equal to the settlement amount with its custodian to cover the contract. When a Portfolio sells certain derivative contracts, it will hold at all times the instruments underlying the contracts.


                                 [GRAPHIC] | 10

--------------------------------------------------------------------------------
REIT SECURITIES:
--------------------------------------------------------------------------------

A separately managed trust that makes investments in various real estate businesses. An equity REIT may own real estate and pass the income it receives from rents from the properties, or the capital gain it receives from selling a building, to its shareholders. A mortgage REIT specializes in lending money to building developers and passes the interest income it receives from the mortgages to shareholders. A hybrid REIT combines the characteristics of equity and mortgage REITs.

POTENTIAL RISKS:

The real estate industry is particularly sensitive to:

o    Economic factors, such as interest rate changes or market recessions;

o Over-building in one particular area, changes in zoning laws, or changes in neighborhood values;

o    Increases in property taxes; o Casualty and condemnation losses; and

o    Regulatory limitations on rents.

     REITs may expose a Portfolio to similar risks associated with direct investment in real estate. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.

POTENTIAL RETURNS:

Investments in REITs permit a Portfolio to participate in potential capital appreciation and income opportunities in various segments of the real estate sector.

POLICIES TO BALANCE RISK AND RETURN:

Pilgrim Baxter considers companies that it expects will generate good cash flow from the underlying properties, have proven management track records, and histories of increasing dividends.


                                 [GRAPHIC] | 11

THE INVESTMENT ADVISER

THE INVESTMENT ADVISER:

Pilgrim Baxter & Associates, Ltd., 1400 Liberty Ridge Drive, Wayne, PA 19087-5593, is the investment adviser for each Portfolio. Founded in 1982, Pilgrim Baxter currently manages over $12 billion in assets for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies.

As  investment  adviser,  Pilgrim  Baxter  makes  investment  decisions  for the
Portfolios. The Portfolios' Board of Trustees supervises Pilgrim Baxter and establishes policies that Pilgrim Baxter must follow in its day-to-day management activities.

For the fiscal year ended December 31, 2001, the management fee (as a percentage of average daily net assets) paid by each Portfolio was as follows:

PBHG Growth II Portfolio                                                   0.85%
PBHG Technology & Communications Portfolio                                 0.85%


                                 [GRAPHIC] | 12

PORTFOLIO MANAGERS

GROWTH II PORTFOLIO

A team of investment professionals led by Gary L. Pilgrim, CFA, has managed the Growth II Portfolio since March 21, 2001. Mr. Pilgrim is the President of the Adviser and has been a growth stock manager for over 31 years.

TECHNOLOGY & COMMUNICATIONS PORTFOLIO

Pilgrim Baxter's technology team, led by Michael Ma, who currently manages the PBHG Technology & Communications Fund and the PBHG Global Technology & Communications Fund of PBHG Funds, has managed the Technology & Communications Portfolio since March 21, 2001. Mr. Ma joined Pilgrim Baxter in October, 1999 as a senior technology analyst. Prior to joining Pilgrim Baxter, Mr. Ma worked for two and one-half years as an equity research analyst in the Telecommunications Services Group of Deutsche Bank Securities, Inc. Prior to that, he worked for four years at United States Trust Company of New York, initially as a research assistant concentrating on the technology sector and subsequently as a portfolio manager.


                                 [GRAPHIC] | 13

YOUR INVESTMENT

PRICING PORTFOLIO SHARES:

The price of a Portfolio's  shares is based on that  Portfolio's net asset value
(NAV). A Portfolio's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Portfolio shares are priced every day at the close of regular trading on the New York Stock Exchange. Portfolio shares are not priced on days that the New York Stock Exchange is closed.

A Portfolio prices its investments for which market quotations are readily available at market value. It prices short-term investments at amortized cost, which approximates market value. It prices all other investments at fair value as determined in good faith by the Portfolios' Board of Trustees. If a Portfolio holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of a Portfolio's shares may change on days when its shares are not available for purchase or sale.

BUYING & SELLING PORTFOLIO SHARES:

You may only buy and sell Portfolio shares through VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies. The prospectus for these separate accounts explains how to purchase and redeem a VA Contract or VLI Policy. The Participating Insurance Company may buy Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your Portfolio shares to be bought at that day's NAV. Processing of your initial purchase may take longer. The Participating Insurance Company is responsible for sending your buy order to the Portfolio. A Portfolio may periodically close to new purchases or refuse a buy order if the Portfolio determines that doing so would be in the best interests of the Portfolio and its shareholders.

The Participating Insurance Company may sell Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your sell order before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV. The Participating Insurance Company is responsible for sending your sell order to the Portfolio. The Portfolio generally sends payment for your shares to the Participating Insurance Company the business day after your sell order is received. Under unusual circumstances, the Portfolio may suspend redemptions or postpone payment for up to seven days as permitted by federal securities law.

DISTRIBUTIONS AND TAXES:

Each Portfolio distributes its net investment income and net realized capital gains to shareholders at least once a year. These distributions will be reinvested in the Portfolio unless the Participating Insurance Company instructs the Portfolio otherwise. There are no fees on reinvestments.

VA Contracts and VLI Policies are currently tax-deferred investments. Therefore, Portfolio distributions are exempt from current taxation if left to accumulate in your VA Contract or VLI Policy. In addition, exchanges among the Portfolios are currently not taxable. The prospectus for the Participating Insurance Company separate account discusses the tax status of VA Contracts and VLI Policies in greater detail. The tax status of a Portfolio's distributions for each calendar year will be detailed in the Participating Insurance Company's annual tax statement for that Portfolio. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

POTENTIAL CONFLICTS OF INTEREST:

Participating Insurance Companies may be affiliated with one another. In addition, the interests of VA Contact and VLI Policy holders may conflict due to differences in tax treatment and other considerations. The Portfolios' Board of Trustees monitors each Portfolio for material conflicts and determines what action, if any, should be taken. For example, the Board may require a Participating Insurance Company to sell its investments in a Portfolio. As a result, the Portfolio may be forced to sell securities. In addition, the Board may refuse to sell shares of a Portfolio to a particular VA Contract or VLI Policy or may suspend or terminate sales of Portfolio shares if required by law or regulatory authority or if the action is in the best interests of the Portfolio and its shareholders.


                                 [GRAPHIC] | 14

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                                 [GRAPHIC] | 15

FINANCIAL HIGHLIGHTS

A Portfolio's financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Portfolio, assuming you reinvested all Portfolio distributions. PricewaterhouseCoopers LLP has audited the information contained in these financial highlights. Its report and the Portfolio's financial statements are included in the Portfolio's Annual Report to Shareholders, which is available, free of charge, upon request.

For the period ended December 31, 2001
For a Share Outstanding Throughout each Fiscal Year or Period

                                        Net
             Net                    Realized and                                    Net                     Net
            Asset         Net        Unrealized    Distributions  Distributions    Asset                   Assets        Ratio
            Value     Investment      Gains or        from Net        from         Value                    End       of Expenses
          Beginning     Income         Losses        Investment     Capital         End       Total      of Period     to Average
          of Period     (Loss)     on Securities       Income        Gains       of Period    Return       (000)       Net Assets
PBHG GROWTH II PORTFOLIO

2001(1)     $18.88     $(0.07)        $ (7.57)           --              --        $11.24     (40.47)%   $  154,096       1.07%
2000         23.05      (0.06)          (3.62)           --          $(0.49)        18.88     (16.67)%      368,948       1.05%
1999(1)      11.63      (0.04)          11.46            --              --         23.05      98.19%       178,602       1.20%
1998         10.75      (0.06)           0.94            --              --         11.63       8.19%        18,321       1.20%
1997(2)      10.00         --            0.75            --              --         10.75       7.50%+       10,236       1.20%*

PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

2001(1)     $24.77     $(0.03)        $(14.63)           --          $(6.85)       $ 3.26     (52.32)%   $  453,689       1.05%
2000         46.01      (0.34)         (17.29)           --           (3.61)        24.77     (42.12)%    1,160,087       1.04%
1999(1)      13.76      (0.13)          32.38            --              --         46.01     234.38%     1,635,448       1.09%
1998         10.41      (0.04)           3.39            --              --         13.76      32.20%        32,493       1.20%
1997(2)      10.00         --            0.41            --              --         10.41       4.10%+        9,117       1.20%*

                                                 Ratio
               Ratio                             of Net
               of Net            Ratio         Investment
             Investment      of Expenses     Income (Loss)
               Income         to Average       to Average
               (Loss)         Net Assets       Net Assets        Portfolio
             to Average       (Excluding       (Excluding         Turnover
             Net Assets         Waivers)         Waivers)           Rate
PBHG GROWTH II PORTFOLIO

2001(1)        (0.57)%            1.07%           (0.57)%         163.56%
2000           (0.42)%            1.05%           (0.42)%         145.87%
1999(1)        (0.38)%            1.20%           (0.38)%         236.82%
1998           (0.64)%            1.54%           (0.98)%         228.09%
1997(2)        (0.11)%*           4.38%*          (3.29)%*         44.57%+

PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

2001(1)        (0.58)%            1.05%           (0.58)%         285.73%
2000           (0.77)%            1.04%           (0.77)%         311.59%
1999(1)        (0.64)%            1.09%           (0.64)%         273.76%
1998           (0.55)%            1.56%           (0.91)%         264.58%
1997(2)         0.37%*            5.09%*          (3.52)%*         69.34%+

*    Annualized.

+    Total return and portfolio turnover have not been annualized.

(1)  Per share calculations were performed using average shares for the period.

(2) The PBHG Growth II and the PBHG Technology & Communications Portfolios commenced operations on April 30, 1997.

Amounts designated as "--" are either $0 or have been rounded to $0.


                               [GRAPHIC] | 16 & 17

FOR MORE INFORMATION

For investors who want more information about the Portfolios, the following documents are available free upon request:

STATEMENT OF ADDITIONAL  INFORMATION (SAI):

Provides more information about the Portfolios and is incorporated into this Prospectus by reference.

ANNUAL/SEMI-ANNUAL REPORTS:

Provides financial and performance information about the Portfolios and their investments and a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during the last fiscal year or half-year.

Copies of the current versions of each of these documents, along with other information about the Portfolios, may be obtained by contacting:

PBHG INSURANCE SERIES FUND
P.O. BOX 419229
KANSAS CITY, MO 64141-6229
TELEPHONE:
1-800-347-9256

You may also contact the Participating Insurance Company for copies of these documents.

--------------------------------------------------------------------------------
These reports and other information about the PBHG Insurance Series Fund are available on the EDGAR database on the SEC's Internet site at
http://www.sec.gov, or by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090). Copies of this information may be obtained, for a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

PBHG Insurance Series Fund's Investment Company Act file number is 811-08009.
--------------------------------------------------------------------------------

PBHG-ISF Prospectus 5/2002

     [LOGO]

     INSURANCE SERIES FUND
     PROSPECTUS MAY 1, 2002

     o PBHG MID-CAP VALUE PORTFOLIO
     o PBHG SELECT VALUE PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Portfolio shares as an investment or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

INTRODUCTION

AN INTRODUCTION TO PBHG INSURANCE SERIES FUND AND THIS PROSPECTUS:

PBHG Insurance Series Fund is a mutual fund that sells shares in its separate investment Portfolios through variable annuity contracts ("VA Contracts") and variable life insurance policies ("VLI Policies") offered by separate accounts of certain insurance companies ("Participating Insurance Companies").

Each Portfolio has its own investment objective and strategies for reaching that goal. Before investing, make sure the Portfolio's goal matches your own. In general, these Portfolios are designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These Portfolios may not be suitable for investors who are pursuing a short-term investment goal, such as investing emergency reserves. These Portfolios also may not be suitable for investors who require regular income or stability of principal.

Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for each Portfolio. Pilgrim Baxter invests Portfolio assets in a way that it believes will help a Portfolio achieve its goal. However, there is no guarantee that a Portfolio will achieve its goal.

This Prospectus contains important information you should know before investing in any Portfolio and as a shareholder in a Portfolio. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Portfolios, please refer to the back cover of this Prospectus.

        CONTENTS

        PORTFOLIO SUMMARIES                                                    2
                      PBHG Mid-Cap Value Portfolio
                      PBHG Select Value Portfolio

        MORE ABOUT THE PORTFOLIOS                                              6
        THE INVESTMENT ADVISER                                                12
        PORTFOLIO MANAGERS                                                    13
        YOUR INVESTMENT                                                       14

                      Pricing Portfolio Shares
                      Buying and Selling Portfolio Shares
                      Distributions and Taxes
                      Potential Conflicts of Interest

        FINANCIAL HIGHLIGHTS                                                  16


                                 [GRAPHIC] | 1

PBHG MID-CAP VALUE PORTFOLIO

GOAL:

The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio invests at least 80% of its assets in value securities, such as common stocks, issued by companies with market capitalizations within the range of the S&P MidCap 400 Index at the time of the Portfolio's investment. As of March 31, 2002, the companies in the S&P MidCap 400 Index had market capitalizations between $168 million and $9.8 billion. The size of the companies in the Index will change with market conditions and the composition of the Index. The value securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of value in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals. The Portfolio's sector weightings are generally within 10% of the S&P MidCap 400's sector weightings. In addition, the Portfolio generally has a lower price-to-earnings ratio than the average company in the S&P MidCap 400 Index.

MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio emphasizes value securities of medium sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the value securities in the Portfolio may never reach what Pilgrim Baxter believes are their full worth and may even go down in price.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of its benchmark, the S&P MidCap 400 Index, a widely recognized, unmanaged index that tracks the performance of 400 mid-cap stocks, and the S&P Barra MidCap Value Index, a widely recognized, unmanaged index that tracks the performance of those S&P MidCap 400 companies with lower price-to-book ratios and forecasted growth rates. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                2001     7.95%
                                2000    28.47%
                                1999    25.66%

                           BEST QUARTER
         4th Quarter 2001                      20.32%
                          WORST QUARTER
         3rd Quarter 2001                     -18.56%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

                                  PAST       SINCE INCEPTION
                                 1 YEAR         (11/30/98)
--------------------------------------------------------------------------------

Mid-Cap
Value Portfolio                   7.95%           23.86%

S&P MidCap
400 Index                        -0.61%           14.10%

S&P BARRA MidCap
Value Index                       7.14%           13.16%

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 6.


                                 [GRAPHIC] | 2

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
     Imposed on Purchases .............................................   None
Maximum Deferred Sales Charge (Load) ..................................   None
Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends and Other Distributions ................................   None
Redemption Fee ........................................................   None
Exchange Fee ..........................................................   None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees .......................................................   0.85%
Distribution and/or Services (12b-1) Fees .............................   None
Other Expenses ........................................................   1.55%
Total Annual Fund Operating Expenses ..................................   2.40%
Less:  Fee Waiver (and/or Expense Reimbursement) ......................   1.20%
Net Expenses ..........................................................   1.20%*

* This is the actual total fund operating expense you should expect to pay as an investor in this Portfolio for the fiscal year ended December 31, 2002. That's because for the fiscal year ended December 31, 2002, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. To date, the Board has made no reimbursement election.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses reflect net operating expenses with expense waivers for the one-year period and total annual fund operating expenses without expense waivers for years two through ten. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                               YOUR COST
                1 YEAR                      $  122
                3 YEARS                     $  634
                5 YEARS                     $1,172
                10 YEARS                    $2,645


                                 [GRAPHIC] | 3

PBHG SELECT VALUE PORTFOLIO

GOAL:

The Portfolio seeks to provide investors long-term growth of capital and income. Current income is a secondary objective.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio invests at least 65% of its total assets in value securities, such as common stocks, of no more than 30 companies with large market capitalizations. These companies generally have market capitalizations similar to the market capitalizations of the companies in the S&P 500 Index at the time of the Portfolio's investment. As of March 31, 2002, the companies in the S&P 500 Index had market capitalizations between $439 million and $372 billion. The securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter expects to focus on those value securities whose market capitalizations are over $1 billion at the time of purchase. The size of the companies in the Index and those in which Pilgrim Baxter intends to focus the Portfolio's investments will change with market conditions and the composition of the Index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of value in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals.

MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The Portfolio invests in a limited number of stocks in order to achieve a potentially greater investment return. As a result, the price change of a single security, positive or negative, has a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than fund that does not invest in a limited number of stocks.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes.

While the value securities in the Portfolio may never reach what Pilgrim Baxter believes are their full worth and may even go down in price, the Portfolio's emphasis on large company securities may limit some of the risk associated with value investing because large company securities tend to be less volatile than smaller company securities.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                2001     1.72%
                                2000    17.88%
                                1999     8.89%
                                1998    37.96%

                              BEST QUARTER
         4th Quarter 1998                      29.59%
                             WORST QUARTER
         3rd Quarter 2001                     -15.14%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

                           PAST              SINCE INCEPTION
                          1 YEAR                (10/28/97)
--------------------------------------------------------------------------------
Select
Value Portfolio             1.72%                 16.31%

S&P 500 Index             -11.88%                  7.02%*

* The S&P 500 Index since inception return is as of 10/31/97.

Prior to May 1, 2000, the Portfolio was named the PBHG Large Cap Value Portfolio and was not limited in the number of stocks it could hold. Therefore, the Portfolio's performance prior to May 1, 2000 may not be indicative of how it will perform in the future.

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 6.


                                 [GRAPHIC] | 4

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
     Imposed on Purchases .............................................   None
Maximum Deferred Sales Charge (Load) ..................................   None
Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends and Other Distributions ................................   None
Redemption Fee ........................................................   None
Exchange Fee ..........................................................   None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees .......................................................   0.65%
Distribution and/or Services (12b-1) Fees .............................   None
Other Expenses ........................................................   0.21%
Total Annual Fund Operating Expenses ..................................   0.86%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2002. However, you should know that for the fiscal year ended December 31, 2002, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.00%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should also know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.00%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. The Board has made no reimbursement election for the fiscal year ended December 31, 2001.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                              YOUR COST
                1 YEAR                      $   88
                3 YEARS                     $  274
                5 YEARS                     $  477
                10 YEARS                    $1,061


                                 [GRAPHIC] | 5

MORE ABOUT THE PORTFOLIOS

The following discussion and tables describe the main investment strategies discussed in the Portfolio Summaries section of this Prospectus in greater detail. From time to time, the Portfolios employ other investment practices, which are also described in the table and in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

OUR INVESTMENT STRATEGIES

Pilgrim Baxter's value investment process is both quantitative and fundamental. In seeking to identify attractive investment opportunities for the Mid-Cap Value and Select Value Portfolios, Pilgrim Baxter first creates a universe of more than 8,000 companies whose current share prices seem lower than their current or future worth. Then, using its own computer models and measures of value, Pilgrim Baxter creates a sub-universe of statistically attractive value companies. Pilgrim Baxter considers factors like a company's earnings power vs. its current stock price, its dividend income potential, its price-to-earnings ratio vs. similar companies, its competitive advantages, like brand or trade name or market niche, its management team and its current and future business prospects. Lastly, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter identifies those companies which are currently out of market favor but have the potential to achieve significant appreciation as the marketplace recognizes their fundamental value.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Pilgrim Baxter's expectations.

Each Portfolio may invest 100% of its total assets in cash or U.S. dollar-denominated high quality short-term debt instruments, such as U.S. Government securities, for temporary defensive purposes to maintain liquidity when economic or market conditions are unfavorable for profitable investing. These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of securities, like common stocks. In addition, while these investments are generally designed to limit a Portfolio's losses, they can prevent a Portfolio from achieving its investment goal.

Each Portfolio is actively managed, which means a Portfolio's manager may frequently buy and sell securities. Frequent trading increases a Portfolio's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from a Portfolio's performance. In addition, the sale of Portfolio securities may generate capital gains which, when distributed, may be taxable to you.


                                 [GRAPHIC] | 6

RISKS AND RETURNS

--------------------------------------------------------------------------------
EQUITY SECURITIES:
--------------------------------------------------------------------------------

Shares representing ownership in a corporation or the right to ownership in a corporation. Each Portfolio may invest in the following types of securities: common and preferred stocks, convertible securities, warrants and rights.

POTENTIAL RISKS:

o Equity security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.

o Equity security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.

o Equity security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.

POTENTIAL RETURNS:

o Equity securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

POLICIES TO BALANCE RISKS & RETURNS:

o Pilgrim Baxter maintains a long-term investment approach and focuses on securities it believes can appreciate over an extended time frame, regardless of interim fluctuations.

o    Under  normal  circumstances,   each  Portfolio  intends  to  remain  fully
     invested, with at least 65% or 80% of its assets in securities.

o Pilgrim Baxter focuses its active management on securities selection, the area it believes its commitment to fundamental research can most enhance a Portfolio's performance.

--------------------------------------------------------------------------------
VALUE SECURITIES:
--------------------------------------------------------------------------------

Securities that Pilgrim Baxter believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratio, earnings power, dividend income potential, and competitive advantages.

POTENTIAL RISKS:

o    See Equity Securities.

o Value companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor.

o The value securities in the Portfolio may never reach what Pilgrim Baxter believes are their full value and may even go down in price.

POTENTIAL RETURNS:

o    See Equity Securities.

o Value securities may produce significant capital appreciation as the market recognizes their full value.

POLICIES TO BALANCE RISKS & RETURNS:

o    See Equity Securities.

o In managing the Portfolios, Pilgrim Baxter uses its own research, computer models and measures of value.

o Pilgrim Baxter considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Pilgrim Baxter's expectations.



                                 [GRAPHIC] | 7

--------------------------------------------------------------------------------
SMALL & MEDIUM SIZED COMPANY SECURITIES:
--------------------------------------------------------------------------------

POTENTIAL RISKS:

o Small and medium sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group.

POTENTIAL RETURNS:

o Small and medium sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small and medium sized companies tend to have younger product lines whose distribution and revenues are still maturing.

POLICIES TO BALANCE RISKS & RETURNS:

o    See Equity Securities/Value Securities.

o Pilgrim Baxter focuses on small and medium sized companies with strong balance sheets that it expects to exceed consensus earnings expectations.

--------------------------------------------------------------------------------
TECHNOLOGY OR COMMUNICATIONS COMPANY SECURITIES:
--------------------------------------------------------------------------------

Securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements.

POTENTIAL RISKS:

o Technology or communications company securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

POTENTIAL RETURNS:

o Technology or communications company securities offer investors significant growth potential because they may be responsible for break through products or technologies or may be positioned to take advantage of cutting-edge, technology-related developments.

POLICIES TO BALANCE RISK & RETURNS:

o Each Portfolio seeks to strike a balance among the industries in which it invests so that no one industry dominates the Portfolio's investments.


                                 [GRAPHIC] | 8

--------------------------------------------------------------------------------
OTC SECURITIES:
--------------------------------------------------------------------------------

Securities not listed and traded on an organized exchange, but bought and sold through a computer network.

POTENTIAL RISKS:

o OTC securities are not traded as often as securities listed on an exchange. So, if the Portfolio were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

POTENTIAL RETURNS:

o    Increases the number of potential investments for a Portfolio.

o OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

POLICIES TO BALANCE RISKS & RETURNS:

o Pilgrim Baxter uses a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance a Portfolio's performance.

--------------------------------------------------------------------------------
FOREIGN SECURITIES:
--------------------------------------------------------------------------------

Securities of foreign issuers, including American Depository Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank that represent a bank's holdings of a stated number of shares of a foreign corporation. An ADR is bought and sold in the same manner as U.S. securities and is priced in U.S. dollars. EDRs and GDRs are also receipts that represent a stated number of shares of a foreign corporation, only they are issued by a non-U.S. bank or a foreign branch a of U.S. bank. EDRs and GDRs are generally designed for use on foreign exchanges and are typically not priced in U.S. dollars. ADRs, EDRs and GDRs each carry most of the risks of investing directly in foreign equity securities.

POTENTIAL RISKS:

o    Foreign security prices may fall due to political  instability,  changes in
     currency  exchange  rates,   foreign  economic   conditions  or  inadequate
     regulatory and accounting standards.

o Although ADRs, EDRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

o Foreign investments, especially investments in emerging or developing markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for a Portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

o The adoption of the euro as the common currency of the European Economic and Monetary Union (the "EMU") presents some uncertainties and possible risks, such as changes in relative strength and value of major world currencies, adverse tax consequences, and increased price competition among and between EMU and non-EMU countries. These uncertainties and possible risks could adversely affect the Portfolios.

POTENTIAL RETURNS:

o    Favorable exchange rate movements could generate gains or reduce losses.

o Foreign investments, which represent a major portion of the world's securities, offer attractive potential performance and opportunities for diversification.

POLICIES TO BALANCE RISKS & RETURNS:

o Each Portfolio limits the amount of total assets it invests in foreign issuers not traded in the U.S. to 15%. ADRs are not included in this limit.


                                 [GRAPHIC] | 9

--------------------------------------------------------------------------------
ILLIQUID SECURITIES:
--------------------------------------------------------------------------------

Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that the Portfolio has valued them.

POTENTIAL RISKS:

o    A Portfolio may have difficulty valuing these securities precisely.

o A Portfolio may be unable to sell these securities at the time or price it desires.

POTENTIAL RETURNS:

o Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

POLICIES TO BALANCE RISKS & RETURNS:

o Each Portfolio may not invest more than 15% of its net assets in illiquid securities.

--------------------------------------------------------------------------------
DERIVATIVES:
--------------------------------------------------------------------------------

Investments   such   as   forward   foreign   currency    contracts,    futures,
over-the-counter options, options on futures, options and swaps, whose value is based on an underlying asset or economic factor.

POTENTIAL RISKS:

o    The value of derivatives are volatile.

o Because of the low margin deposits required, derivatives often involve an extremely high degree of leverage. As a result, a relatively small price movement in a derivative may result in immediate and substantial loss, as well as gain, to the investor. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives a Portfolio buys or sells. A Portfolio could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. Thus, a use of derivatives may result in losses in excess of the amount invested.

POTENTIAL RETURNS:

Derivatives may be used for a variety of purposes, including:

o    To reduce transaction costs;

o    To manage cash flows;

o To maintain full market exposure, which means to adjust the characteristics of its investments to more closely approximate those of its benchmark;

o    To enhance returns; and

o To protect a Portfolio's investments against changes resulting from market conditions (a practice called "hedging").

POLICIES TO BALANCE RISK AND RETURN:

o Each Portfolio may use derivatives selectively for hedging, to reduce transaction costs or to manage cash flows.

o To the extent a Portfolio enters into derivatives, it will, when necessary, segregate cash or other liquid assets equal to the settlement amount with its custodian to cover the contract. When a Portfolio sells certain derivative contracts, it will hold at all times the instruments underlying the contracts.


                                 [GRAPHIC] | 10

--------------------------------------------------------------------------------
REIT SECURITIES:
--------------------------------------------------------------------------------

A separately managed trust that makes investments in various real estate businesses. An equity REIT may own real estate and pass the income it receives from rents from the properties, or the capital gain it receives from selling a building, to its shareholders. A mortgage REIT specializes in lending money to building developers and passes the interest income it receives from the mortgages to shareholders. A hybrid REIT combines the characteristics of equity and mortgage REITs.

POTENTIAL RISKS:

The real estate industry is particularly sensitive to:

o    Economic factors, such as interest rate changes or market recessions;

o Over-building in one particular area, changes in zoning laws, or changes in neighborhood values;

o    Increases in property taxes;

o    Casualty and condemnation losses; and

o    Regulatory limitations on rents.

     REITs may expose a Portfolio to similar risks associated with direct investment in real estate. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.

POTENTIAL RETURNS:

Investments in REITs permit a Portfolio to participate in potential capital appreciation and income opportunities in various segments of the real estate sector.

POLICIES TO BALANCE RISK AND RETURN:

Pilgrim Baxter considers companies that it expects will generate good cash flow from the underlying properties, have proven management track records, and histories of increasing dividends.


                                 [GRAPHIC] | 11

THE INVESTMENT ADVISER

THE INVESTMENT ADVISER:

Pilgrim Baxter & Associates, Ltd., 1400 Liberty Ridge Drive, Wayne, PA 19087-5593, is the investment adviser for each Portfolio. Founded in 1982, Pilgrim Baxter currently manages over $12 billion in assets for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies.

As  investment  adviser,  Pilgrim  Baxter  makes  investment  decisions  for the
Portfolios. The Portfolios' Board of Trustees supervises Pilgrim Baxter and establishes policies that Pilgrim Baxter must follow in its day-to-day management activities.

Prior to May 1, 2002, Pilgrim Baxter Value Investors, Inc. ("Value Investors"), a wholly owned subsidiary of Pilgrim Baxter, served as sub-adviser for Mid-Cap Value, Select Value and Small Cap Value Portfolios. On May 1, 2002, Value Investors was merged into Pilgrim Baxter. As a result of the merger, Value Investors no longer serves as sub-adviser to these Portfolios, although the same portfolio managers continue to be responsible for the day-to-day management of these Portfolios.

For the fiscal year ended December 31, 2001, Pilgrim Baxter waived a portion of its fee for the Mid-Cap Value Portfolio so that the effective management fee (as a percentage of average daily net assets) paid by each of the Portfolios was as follows:

PBHG MID-CAP VALUE PORTFOLIO                         -0-
PBHG SELECT VALUE PORTFOLIO                          0.65%


                                 [GRAPHIC] | 12

PORTFOLIO MANAGERS

SELECT VALUE PORTFOLIO

Raymond J. McCaffrey, CFA, has managed the PBHG Select Value Portfolio since June, 1999. He joined Pilgrim Baxter as a portfolio manager and analyst in 1997. Prior to joining Pilgrim Baxter, Mr. McCaffrey worked for two years as a portfolio manager and analyst at Pitcairn Trust Company. His 12 years of investment experience also include positions at Cypress Capital Management, Independence Capital Management and Fidelity Bank.

MID-CAP VALUE PORTFOLIO

Jerome J. Heppelmann, CFA, has managed the PBHG Mid-Cap Value Portfolio since June, 1999. He joined Pilgrim Baxter in 1994 as a Vice President of Marketing/Client Service and since 1997 has been a member of Pilgrim Baxter's Equity team. Prior to joining Pilgrim Baxter, Mr. Heppelmann worked in the Investment Advisory Group for SEI Investments.


                                 [GRAPHIC] | 13

YOUR INVESTMENT

PRICING PORTFOLIO SHARES:

The price of a Portfolio's  shares is based on that  Portfolio's net asset value
(NAV). A Portfolio's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Portfolio shares are priced every day at the close of regular trading on the New York Stock Exchange. Portfolio shares are not priced on days that the New York Stock Exchange is closed.

A Portfolio prices its investments for which market quotations are readily available at market value. It prices short-term investments at amortized cost, which approximates market value. It prices all other investments at fair value as determined in good faith by the Portfolios' Board of Trustees. If a Portfolio holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of a Portfolio's shares may change on days when its shares are not available for purchase or sale.

BUYING & SELLING PORTFOLIO SHARES:

You may only buy and sell Portfolio shares through VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies. The prospectus for these separate accounts explains how to purchase and redeem a VA Contract or VLI Policy.

The Participating Insurance Company may buy Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your Portfolio shares to be bought at that day's NAV. Processing of your initial purchase may take longer. The Participating Insurance Company is responsible for sending your buy order to the Portfolio. A Portfolio may periodically close to new purchases or refuse a buy order if the Portfolio determines that doing so would be in the best interests of the Portfolio and its shareholders.

The Participating Insurance Company may sell Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your sell order before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV. The Participating Insurance Company is responsible for sending your sell order to the Portfolio. The Portfolio generally sends payment for your shares to the Participating Insurance Company the business day after your sell order is received. Under unusual circumstances, the Portfolio may suspend redemptions or postpone payment for up to seven days as permitted by federal securities law.

DISTRIBUTIONS AND TAXES:

Each Portfolio distributes its net investment income and net realized capital gains to shareholders at least once a year. These distributions will be reinvested in the Portfolio unless the Participating Insurance Company instructs the Portfolio otherwise. There are no fees on reinvestments.

VA Contracts and VLI Policies are currently tax-deferred investments. Therefore, Portfolio distributions are exempt from current taxation if left to accumulate in your VA Contract or VLI Policy. In addition, exchanges among the Portfolios are currently not taxable. The prospectus for the Participating Insurance Company separate account discusses the tax status of VA Contracts and VLI Policies in greater detail. The tax status of a Portfolio's distributions for each calendar year will be detailed in the Participating Insurance Company's annual tax statement for that Portfolio. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

POTENTIAL CONFLICTS OF INTEREST:

Participating Insurance Companies may be affiliated with one another. In addition, the interests of VA Contact and VLI Policy holders may conflict due to differences in tax treatment and other considerations. The Portfolios' Board of Trustees monitors each Portfolio for material conflicts and determines what action, if any, should be taken. For example, the Board may require a Participating Insurance Company to sell its investments in a Portfolio. As a result, the Portfolio may be forced to sell securities. In addition, the Board may refuse to sell shares of a Portfolio to a particular VA Contract or VLI Policy or may suspend or terminate sales of Portfolio shares if required by law or regulatory authority or if the action is in the best interests of the Portfolio and its shareholders.


                                 [GRAPHIC] | 14

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                                 [GRAPHIC] | 15

FINANCIAL HIGHLIGHTS

A Portfolio's financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Portfolio, assuming you reinvested all Portfolio distributions. PricewaterhouseCoopers LLP has audited the information contained in these financial highlights. Its report and the Portfolio's financial statements are included in the Portfolio's Annual Report to Shareholders, which is available, free of charge, upon request.

FOR THE PERIOD ENDED DECEMBER 31, 2001
FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD

                                                                        Net
                                   Net                             Realized and                                       Net
                                  Asset             Net             Unrealized      Distributions   Distributions    Asset
                                  Value         Investment           Gains or         from Net          from         Value
                                Beginning         Income              Losses         Investment        Capital        End
                                of Period         (Loss)           on Securities       Income           Gains      of Period
PBHG MID-CAP VALUE PORTFOLIO

2001                              $12.49              --               $0.98               --          $(0.07)       $13.40
2000                               11.92           $0.02                3.34           $(0.04)          (2.75)        12.49
1999                               11.10            0.02                2.75               --           (1.95)        11.92
1998(1)                            10.00              --                1.10               --              --         11.10

PBHG SELECT VALUE PORTFOLIO

2001(2)                           $16.13           $0.15               $0.10           $(0.04)         $(0.14)       $16.20
2000                               15.19            0.07                2.54            (0.09)          (1.58)        16.13
1999                               14.27            0.13                1.13               --           (0.34)        15.19
1998                               10.43           (0.02)               3.98            (0.04)          (0.08)        14.27
1997(3)                            10.00            0.02                0.41               --              --         10.43

                                                                                                             Ratio
                                                                             Ratio                           of Net
                                                                            of Net             Ratio       Investment
                                                Net                       Investment        of Expenses   Income (Loss)
                                              Assets        Ratio           Income          to Average     to Average
                                                End      of Expenses        (Loss)          Net Assets     Net Assets     Portfolio
                                Total        of Period   to Average       to Average        (Excluding     (Excluding      Turnover
                               Return          (000)     Net Assets       Net Assets         Waivers)       Waivers)         Rate

PBHG MID-CAP VALUE PORTFOLIO     7.95%      $  3,555        1.20%            0.07%             2.40%         (1.13)%       251.16%

2001                            28.47%           896        1.20%            0.19%             4.52%         (3.13)%       260.64%
2000                            25.66%           698        1.20%            0.15%             5.89%         (4.54)%       906.69%
1999                            11.00%+          555        1.20%*           0.26%*            4.13%*        (2.67)%*       72.32%+
1998(1)

PBHG SELECT VALUE PORTFOLIO      1.72%      $332,970        0.86%            0.67%             0.86%          0.67%        652.60%

2001(2)                         17.88%       118,669        0.97%            1.30%             0.97%          1.30%       1137.60%
2000                             8.89%        39,972        0.95%            0.84%             0.95%          0.84%        927.02%
1999                            37.96%        22,286        1.00%            0.67%             1.47%          0.20%        635.10%
1998                             4.30%+        1,560        1.00%*           1.91%*            8.04%*        (5.13)%*       68.93%+
1997(3)

*    Annualized.

+    Total return and portfolio turnover have not been annualized.

(1)  The PBHG Mid-Cap Value Portfolio commenced operations on November 30, 1998.

(2)  Per share calculations were performed using average shares for the period.

(3)  The PBHG Select Value Portfolio commenced operations on October 28, 1997.

Amounts designated as "--" are either $0 or have been rounded to $0.


                               [GRAPHIC] | 16 & 17

FOR MORE INFORMATION

For investors who want more information about the Portfolios, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI):

Provides more information about the Portfolios and is incorporated into this Prospectus by reference.

ANNUAL/SEMI-ANNUAL REPORTS:

Provides financial and performance information about the Portfolios and their investments and a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during the last fiscal year or half-year.

Copies of the current versions of each of these documents, along with other information about the Portfolios, may be obtained by contacting:

PBHG INSURANCE SERIES FUND
P.O. BOX 419229
KANSAS CITY, MO 64141-6229
TELEPHONE:
1-800-347-9256

You may also contact the Participating Insurance Company for copies of these documents.

--------------------------------------------------------------------------------
These reports and other information about the PBHG Insurance Series Fund are available on the EDGAR database on the SEC's Internet site at
http://www.sec.gov, or by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090). Copies of this information may be obtained, for a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

PBHG Insurance Series Fund's Investment Company Act file number is 811-08009.
------------------------------------------------------------------------------

PBHG-ISF Prospectus 5/2002

     [LOGO]

     INSURANCE SERIES FUND
     PROSPECTUS MAY 1, 2002

     o PBHG SELECT 20 PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Portfolio shares as an investment or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

INTRODUCTION

AN INTRODUCTION TO PBHG INSURANCE SERIES FUND AND THIS PROSPECTUS:

PBHG Insurance Series Fund is a mutual fund that sells shares in its separate investment Portfolios through variable annuity contracts ("VA Contracts") and variable life insurance policies ("VLI Policies") offered by separate accounts of certain insurance companies ("Participating Insurance Companies").

The PBHG Select 20 Portfolio has its own investment objective and strategies for reaching that goal. Before investing, make sure the Portfolio's goal matches your own. In general, the Portfolio is designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. The Portfolio may not be suitable for investors who are pursuing a short-term investment goal, such as investing emergency reserves. The Portfolio also may not be suitable for investors who require regular income or stability of principal.

Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for the Portfolio. Pilgrim Baxter invests Portfolio assets in a way that it believes will help the Portfolio achieve its goal. However, there is no guarantee that the Portfolio will achieve its goal.

This Prospectus contains important information you should know before investing in the Portfolio and as a shareholder in the Portfolio. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Portfolio, please refer to the back cover of this Prospectus.

   CONTENTS

   PORTFOLIO SUMMARY                                                           2
                 PBHG Select 20 Portfolio

   MORE ABOUT THE PORTFOLIO                                                    4
   THE INVESTMENT ADVISER                                                     11
   PORTFOLIO MANAGER                                                          11
   YOUR INVESTMENT                                                            12

                 Pricing Portfolio Shares
                 Buying and Selling Portfolio Shares
                 Distributions and Taxes
                 Potential Conflicts of Interest

   FINANCIAL HIGHLIGHTS                                                       14


                                  [GRAPHIC] | 1

PBHG SELECT 20 PORTFOLIO

GOAL:

The Portfolio seeks to provide investors with long-term growth of capital.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio, a non-diversified fund, will invest at least 80% of its assets in growth securities, such as common stocks, of no more than 20 large capitalization companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000(R) Growth Index at the time of the Portfolio's investment. As of March 31, 2002, the companies in the Russell 1000(R) Growth Index had market capitalizations between $251 million and $372 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter expects to focus on those growth securities whose market capitalizations are over $5 billion at the time of purchase. The size of the companies in the Index and those in which Pilgrim Baxter intends to focus the Portfolio's investments will change with market conditions and the composition of the Index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Portfolio. The Portfolio may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

MAIN INVESTMENT RISKS:

The Portfolio is non-diversified which means as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in financial markets, company's individual situation, or industry changes. While the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price, the Portfolio's emphasis on large company securities may limit some of the risks associated with growth investing because large company securities tend to be less volatile than smaller company securities.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries and the Russell 1000(R) Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future. For certain periods, the performance of Select 20 Portfolio was largely attributable to investments in technology companies during a time of exceptional performance in that sector. An investment in technology companies involves the risk of volatility and investors should not expect that such favorable market conditions will continue or that the exceptional returns may be repeated.

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                                2001    -36.17%
                                2000    -23.87%
                                1999    100.61%
                                1998     62.52%

                           BEST QUARTER

            4th Quarter 1999                      74.31%

                            WORST QUARTER

           4th Quarter 2000                      -33.70%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

                                                        PAST     SINCE INCEPTION
                                                       1 YEAR       (9/25/97)
--------------------------------------------------------------------------------
Select 20 Portfolio                                    -36.17%        11.48%

S&P 500 Index                                          -11.88%         6.03%*

Russell 1000(R) Growth Index                           -20.42%

* The S&P 500 Index and Russell 1000(R) Growth Index since inception return share as of 9/30/97.

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 4.


                                  [GRAPHIC] | 2

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
      Imposed on Purchases ............................................   None
Maximum Deferred Sales Charge (Load) ..................................   None
Maximum Sales Charge (Load)
      Imposed on Reinvested
      Dividends (and Other Distributions) .............................   None
Redemption Fee ........................................................   None
Exchange Fee ..........................................................   None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees .......................................................   0.85%
Distribution and/or Services (12b-1) Fees .............................   None
Other Expenses ........................................................   0.19%
Total Annual Fund Operating Expenses ..................................   1.04%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2002. However, you should know that for the fiscal year ended December 31, 2002, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should also know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. The Board has made no reimbursement election for the fiscal year ended December 31, 2001.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                              YOUR COST

                1 YEAR                      $  106
                3 YEARS                     $  331
                5 YEARS                     $  574
                10 YEARS                    $1,271


                                  [GRAPHIC] | 3

MORE ABOUT THE PORTFOLIO

The following discussion and tables describe the main investment strategies discussed in the Portfolio Summary section of this Prospectus in greater detail. From time to time, the Portfolio employs other investment practices, which are also described in the table and in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

OUR INVESTMENT STRATEGIES

Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Pilgrim Baxter uses a quantitative and fundamental investment process that is extremely focused on business momentum, as demonstrated by such things as earnings or revenues and sales growth.

Pilgrim Baxter begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using proprietary software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's business momentum, earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process it is able to construct a portfolio of investments with strong growth characteristics.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects, the risk of a decline in its market price is too great or deterioration in business fundamentals occurs or is expected to occur.

The Portfolio may invest 100% of its total assets in cash or U.S. dollar-denominated high quality short-term debt instruments, such as U.S. Government securities, for temporary defensive purposes to maintain liquidity when economic or market conditions are unfavorable for profitable investing. These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of securities, like common stocks. In addition, while these investments are generally designed to limit the Portfolio's losses, they can prevent the Portfolio from achieving its investment goal.

The Portfolio is actively managed, which means the Portfolio's manager may frequently buy and sell securities. Frequent trading increases the Portfolio's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from the Portfolio's performance. In addition, the sale of Portfolio securities may generate capital gains which, when distributed, may be taxable to you.


                                  [GRAPHIC] | 4

RISKS AND RETURNS

--------------------------------------------------------------------------------
EQUITY SECURITIES:
--------------------------------------------------------------------------------

Shares representing ownership in a corporation or the right to ownership in a corporation. The Portfolio may invest in the following types of securities: common and preferred stocks, convertible securities, warrants and rights.

POTENTIAL RISKS:

o Equity security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.

o Equity security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.

o Equity security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.

POTENTIAL RETURNS:

o Equity securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

POLICIES TO BALANCE RISKS & RETURNS:

o Pilgrim Baxter maintains a long-term investment approach and focuses on securities it believes can appreciate over an extended time frame, regardless of interim fluctuations.

o Under normal circumstances, the Portfolio intends to remain fully invested, with at least 80% of its assets in securities.

o Pilgrim Baxter focuses its active management on securities selection, the area it believes its commitment to fundamental research can most enhance the Portfolio's performance.


                                  [GRAPHIC] | 5

--------------------------------------------------------------------------------
GROWTH SECURITIES:
--------------------------------------------------------------------------------

Securities that Pilgrim Baxter believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.

POTENTIAL RISKS:

o    See Equity Securities.

o Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.

o The growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full value and may even go down in price.

POTENTIAL RETURNS:

o    See Equity Securities.

o    Growth securities may appreciate faster than non-growth securities.

POLICIES TO BALANCE RISKS & RETURNS:

o    See Equity Securities.

o In managing the Portfolio, Pilgrim Baxter uses its own software and research models which incorporate important attributes of successful growth. A key attribute of successful growth is positive business momentum as demonstrated by earnings or revenue and sales growth, among other factors. Pilgrim Baxter's investment process is extremely focused on companies which exhibit positive business momentum.

o    Pilgrim  Baxter   considers   selling  a  security  when  its   anticipated
     appreciation is no longer probable, alternative investments offer more superior appreciation prospects or the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.

--------------------------------------------------------------------------------
SMALL & MEDIUM SIZED COMPANY SECURITIES:
--------------------------------------------------------------------------------

POTENTIAL RISKS:

o Small and medium sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group.

POTENTIAL RETURNS:

o Small and medium sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small and medium sized companies tend to have younger product lines whose distribution and revenues are still maturing.

POLICIES TO BALANCE RISKS & RETURNS:

o    See Equity Securities/Growth Securities.

o Pilgrim Baxter focuses on small and medium sized companies with strong balance sheets that it expects to exceed consensus earnings expectations.


                                  [GRAPHIC] | 6

--------------------------------------------------------------------------------
TECHNOLOGY OR COMMUNICATIONS COMPANY SECURITIES:
--------------------------------------------------------------------------------

Securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements.

POTENTIAL RISKS:

o Technology or communications company securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

POTENTIAL RETURNS:

o Technology or communications company securities offer investors significant growth potential because they may be responsible for break through products or technologies or may be positioned to take advantage of cutting-edge, technology-related developments.

POLICIES TO BALANCE RISK & RETURNS:

o The Portfolio seeks to strike a balance among the industries in which it invests so that no one industry dominates the Portfolio's investments.

--------------------------------------------------------------------------------
OTC SECURITIES:
--------------------------------------------------------------------------------

Securities not listed and traded on an organized exchange, but bought and sold through a computer network.

POTENTIAL RISKS:

o OTC securities are not traded as often as securities listed on an exchange. So, if the Portfolio were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

POTENTIAL RETURNS:

o    Increases the number of potential investments for the Portfolio.

o OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

POLICIES TO BALANCE RISKS & RETURNS:

o Pilgrim Baxter uses a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance the Portfolio's performance.


                                  [GRAPHIC] | 7

--------------------------------------------------------------------------------
FOREIGN SECURITIES:
--------------------------------------------------------------------------------

Securities of foreign issuers, including American Depository Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank that represent a bank's holdings of a stated number of shares of a foreign corporation. An ADR is bought and sold in the same manner as U.S. securities and is priced in U.S. dollars. EDRs and GDRs are also receipts that represent a stated number of shares of a foreign corporation, only they are issued by a non-U.S. bank or a foreign branch a of U.S. bank. EDRs and GDRs are generally designed for use on foreign exchanges and are typically not priced in U.S. dollars. ADRs, EDRs and GDRs each carry most of the risks of investing directly in foreign equity securities.

POTENTIAL RISKS:

o    Foreign security prices may fall due to political  instability,  changes in
     currency  exchange  rates,   foreign  economic   conditions  or  inadequate
     regulatory and accounting standards.

o Although ADRs, EDRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

o Foreign investments, especially investments in emerging or developing markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for a Portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

o The adoption of the euro as the common currency of the European Economic and Monetary Union (the "EMU") presents some uncertainties and possible risks, such as changes in relative strength and value of major world currencies, adverse tax consequences, and increased price competition among and between EMU and non-EMU countries. These uncertainties and possible risks could adversely affect the Portfolio.

POTENTIAL RETURNS:

o    Favorable exchange rate movements could generate gains or reduce losses.

o Foreign investments, which represent a major portion of the world's securities, offer attractive potential performance and opportunities for diversification.

POLICIES TO BALANCE RISKS & RETURNS:

o The Portfolio limits the amount of total assets it invests in foreign issuers not traded in the U.S. to 15%. ADRs are not included in this limit.

--------------------------------------------------------------------------------
ILLIQUID SECURITIES:
--------------------------------------------------------------------------------

Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that the Portfolio has valued them.

POTENTIAL RISKS:

o    The Portfolio may have difficulty valuing these securities precisely.

o The Portfolio may be unable to sell these securities at the time or price it desires.

POTENTIAL RETURNS:

o Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

POLICIES TO BALANCE RISKS & RETURNS:

o The Portfolio may not invest more than 15% of its net assets in illiquid securities.


                                  [GRAPHIC] | 8

--------------------------------------------------------------------------------
DERIVATIVES:
--------------------------------------------------------------------------------

Investments   such   as   forward   foreign   currency    contracts,    futures,
over-the-counter options, options on futures, options and swaps, whose value is based on an underlying asset or economic factor.

POTENTIAL RISKS:

o    The value of derivatives are volatile.

o Because of the low margin deposits required, derivatives often involve an extremely high degree of leverage. As a result, a relatively small price movement in a derivative may result in immediate and substantial loss, as well as gain, to the investor. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives the Portfolio buys or sells. The Portfolio could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. Thus, a use of derivatives may result in losses in excess of the amount invested.

POTENTIAL RETURNS:

Derivatives may be used for a variety of purposes, including:

o    To reduce transaction costs;

o    To manage cash flows;

o To maintain full market exposure, which means to adjust the characteristics of its investments to more closely approximate those of its benchmark;

o    To enhance returns; and

o To protect the Portfolio's investments against changes resulting from market conditions (a practice called "hedging").

POLICIES TO BALANCE RISK AND RETURN:

o The Portfolio may use derivatives selectively for hedging, to reduce transaction costs or to manage cash flows.

o To the extent the Portfolio enters into derivatives, it will, when necessary, segregate cash or other liquid assets equal to the settlement amount with its custodian to cover the contract. When the Portfolio sells certain derivative contracts, it will hold at all times the instruments underlying the contracts.


                                  [GRAPHIC] | 9

--------------------------------------------------------------------------------
REIT SECURITIES:
--------------------------------------------------------------------------------

A separately managed trust that makes investments in various real estate businesses. An equity REIT may own real estate and pass the income it receives from rents from the properties, or the capital gain it receives from selling a building, to its shareholders. A mortgage REIT specializes in lending money to building developers and passes the interest income it receives from the mortgages to shareholders. A hybrid REIT combines the characteristics of equity and mortgage REITs.

POTENTIAL RISKS:

The real estate industry is particularly sensitive to:

o    Economic factors, such as interest rate changes or market recessions;

o Over-building in one particular area, changes in zoning laws, or changes in neighborhood values;

o    Increases in property taxes;

o    Casualty and condemnation losses; and

o    Regulatory limitations on rents.

     REITs may expose the Portfolio to similar risks associated with direct investment in real estate. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.

POTENTIAL RETURNS:

Investments in REITs permit the Portfolio to participate in potential capital appreciation and income opportunities in various segments of the real estate sector.

POLICIES TO BALANCE RISK AND RETURN:

Pilgrim Baxter considers companies that it expects will generate good cash flow from the underlying properties, have proven management track records, and histories of increasing dividends.


                                 [GRAPHIC] | 10

THE INVESTMENT ADVISER

THE INVESTMENT ADVISER:

Pilgrim Baxter & Associates, Ltd., 1400 Liberty Ridge Drive, Wayne, PA 19087-5593, is the investment adviser for the Portfolio. Founded in 1982, Pilgrim Baxter currently manages over $12 billion in assets for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies.

As investment adviser, Pilgrim Baxter makes investment decisions for the Portfolio. The Portfolio's Board of Trustees supervises Pilgrim Baxter and establishes policies that Pilgrim Baxter must follow in its day-to-day management activities.

For the fiscal year ended December 31, 2001, the management fee (as a percentage of average daily net assets) paid by the Portfolio was 0.85%.

PORTFOLIO MANAGER

SELECT 20 PORTFOLIO

Michael S. Sutton, CFA, has managed the PBHG Select 20 Portfolio since November, 1999. Mr. Sutton is Chief Investment Officer of Pilgrim Baxter. Mr. Sutton joined Pilgrim Baxter in October 1999, from Loomis, Sayles & Co., where he worked for seven years as a portfolio manager of mid-to large cap growth portfolios. Prior to that, Mr. Sutton was a large cap growth portfolio manager with Stein, Roe & Farnham.


                                  [GRAPHIC] | 11

YOUR INVESTMENT

PRICING PORTFOLIO SHARES:

The price of the Portfolio's  shares is based on the Portfolio's net asset value
(NAV). The Portfolio's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Portfolio shares are priced every day at the close of regular trading on the New York Stock Exchange. Portfolio shares are not priced on days that the New York Stock Exchange is closed.

The Portfolio prices its investments for which market quotations are readily available at market value. It prices short-term investments at amortized cost, which approximates market value. It prices all other investments at fair value as determined in good faith by the Portfolios' Board of Trustees. If the Portfolio holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of the Portfolio's shares may change on days when its shares are not available for purchase or sale.

BUYING & SELLING PORTFOLIO SHARES:

You may only buy and sell Portfolio shares through VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies. The prospectus for these separate accounts explains how to purchase and redeem a VA Contract or VLI Policy.

The Participating Insurance Company may buy Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your Portfolio shares to be bought at that day's NAV. Processing of your initial purchase may take longer. The Participating Insurance Company is responsible for sending your buy order to the Portfolio. The Portfolio may periodically close to new purchases or refuse a buy order if the Portfolio determines that doing so would be in the best interests of the Portfolio and its shareholders.

The Participating Insurance Company may sell Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your sell order before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV. The Participating Insurance Company is responsible for sending your sell order to the Portfolio. The Portfolio generally sends payment for your shares to the Participating Insurance Company the business day after your sell order is received. Under unusual circumstances, the Portfolio may suspend redemptions or postpone payment for up to seven days as permitted by federal securities law.

DISTRIBUTIONS AND TAXES:

The Portfolio distributes its net investment income and net realized capital gains to shareholders at least once a year. These distributions will be reinvested in the Portfolio unless the Participating Insurance Company instructs the Portfolio otherwise. There are no fees on reinvestments.

VA Contracts and VLI Policies are currently tax-deferred investments. Therefore, Portfolio distributions are exempt from current taxation if left to accumulate in your VA Contract or VLI Policy. The prospectus for the Participating Insurance Company separate account discusses the tax status of VA Contracts and VLI Policies in greater detail. The tax status of the Portfolio's distributions for each calendar year will be detailed in the Participating Insurance Company's annual tax statement for that Portfolio. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

POTENTIAL CONFLICTS OF INTEREST:

Participating Insurance Companies may be affiliated with one another. In addition, the interests of VA Contact and VLI Policy holders may conflict due to differences in tax treatment and other considerations. The Portfolio's Board of Trustees monitors the Portfolio for material conflicts and determines what action, if any, should be taken. For example, the Board may require a Participating Insurance Company to sell its investments in the Portfolio. As a result, the Portfolio may be forced to sell securities. In addition, the Board may refuse to sell shares of the Portfolio to a particular VA Contract or VLI Policy or may suspend or terminate sales of Portfolio shares if required by law or regulatory authority or if the action is in the best interests of the Portfolio and its shareholders.


                                  [GRAPHIC] | 12

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                                  [GRAPHIC] | 13

FINANCIAL HIGHLIGHTS

The Portfolio's financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Portfolio, assuming you reinvested all Portfolio distributions. PricewaterhouseCoopers LLP has audited the information contained in these financial highlights. Its report and the Portfolio's financial statements are included in the Portfolio's Annual Report to Shareholders, which is available, free of charge, upon request.

FOR THE PERIOD ENDED DECEMBER 31, 2001
FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD

                                        Net
             Net                    Realized and                                    Net                     Net
            Asset         Net        Unrealized    Distributions  Distributions    Asset                   Assets        Ratio
            Value     Investment      Gains or        from Net        from         Value                     End       of Expenses
          Beginning     Income         Losses        Investment      Capital        End        Total      of Period     to Average
          of Period     (Loss)     on Securities       Income         Gains       of Period    Return       (000)       Net Assets
PBHG SELECT 20 PORTFOLIO

2001        $23.63     $(0.01)        $(9.30)            --          $(4.97)       $ 9.35     (36.17)%    $304,029         1.04%
2000         32.70      (0.09)         (7.12)            --           (1.86)        23.63     (23.87)%     669,739         1.02%
1999         16.30      (0.08)         16.48             --              --         32.70     100.61%      753,572         1.05%
1998         10.03      (0.01)          6.28             --              --         16.30      62.52%      317,926         1.20%
1997(1)      10.00         --           0.03             --              --         10.03       0.30%+       7,617         1.20%*

                                                 Ratio
               Ratio                             of Net
               of Net            Ratio         Investment
             Investment       of Expenses    Income (Loss)
               Income         to Average       to Average
               (Loss)         Net Assets       Net Assets        Portfolio
             to Average       (Excluding       (Excluding         Turnover
             Net Assets         Waivers)         Waivers)           Rate
PBHG SELECT 20 PORTFOLIO

2001           (0.23)%            1.04%           (0.23)%         142.88%
2000           (0.33)%            1.02%           (0.33)%         138.94%
1999           (0.46)%            1.05%           (0.46)%         139.05%
1998           (0.18)%            1.21%           (0.19)%          48.79%
1997(1)         0.51%*            3.36%*          (1.65)%*         18.53%+

*    Annualized.

+    Total return and portfolio turnover have not been annualized.

(1)  The PBHG Select 20 Portfolio commenced operations on September 25, 1997.

Amounts designated as "--" are either $0 or have been rounded to $0.


                               [GRAPHIC] | 14 & 15

FOR MORE INFORMATION

For investors who want more information about the Portfolio, the following documents are available free upon request:

STATEMENT OF ADDITIONAL  INFORMATION (SAI):

Provides more information about the Portfolio and is incorporated into this Prospectus by reference.

ANNUAL/SEMI-ANNUAL REPORTS:

Provides financial and performance information about the Portfolio and its investments and a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during the last fiscal year or half-year.

Copies of the current versions of each of these documents, along with other information about the Portfolio, may be obtained by contacting:

PBHG INSURANCE SERIES FUND
P.O. BOX 419229
KANSAS CITY, MO 64141-6229
TELEPHONE:
1-800-347-9256

You may also contact the Participating Insurance Company for copies of these documents.

--------------------------------------------------------------------------------
These reports and other information about the PBHG Insurance Series Fund are available on the EDGAR database on the SEC's Internet site at
http://www.sec.gov, or by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090). Copies of this information may be obtained, for a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

PBHG Insurance Series Fund's Investment Company Act file number is 811-08009.
------------------------------------------------------------------------------

PBHG-ISF Prospectus 5/2002

     [LOGO]

     INSURANCE SERIES FUND
     PROSPECTUS MAY 1, 2002

     o PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Portfolio shares as an investment or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

INTRODUCTION

AN INTRODUCTION TO PBHG INSURANCE SERIES FUND AND THIS PROSPECTUS:

PBHG Insurance Series Fund is a mutual fund that sells shares in its separate investment Portfolios through variable annuity contracts ("VA Contracts") and variable life insurance policies ("VLI Policies") offered by separate accounts of certain insurance companies ("Participating Insurance Companies").

The PBHG Technology & Communications Portfolio has its own investment objective and strategies for reaching that goal. Before investing, make sure the Portfolio's goal matches your own. In general, the Portfolio is designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. The Portfolio may not be suitable for investors who are pursuing a short-term investment goal, such as investing emergency reserves. The Portfolio also may not be suitable for investors who require regular income or stability of principal.

Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for the Portfolio. Pilgrim Baxter invests Portfolio assets in a way that it believes will help the Portfolio achieve its goal. However, there is no guarantee that the Portfolio will achieve its goal.

This Prospectus contains important information you should know before investing in the Portfolio and as a shareholder in the Portfolio. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Portfolio, please refer to the back cover of this Prospectus.

     CONTENTS

     PORTFOLIO SUMMARY                                                         2

                 PBHG Technology & Communications Portfolio

     MORE ABOUT THE PORTFOLIO                                                  4
     THE INVESTMENT ADVISER                                                   10
     PORTFOLIO MANAGERS                                                       11
     YOUR INVESTMENT                                                          12

                 Pricing Portfolio Shares
                 Buying and Selling Portfolio Shares
                 Distributions and Taxes
                 Potential Conflicts of Interest

     FINANCIAL HIGHLIGHTS                                                     14


                                  [GRAPHIC] | 1

PBHG TECHNOLOGY & COMMUNICATIONS

GOAL:

The  Portfolio  seeks to provide  investors  with  long-term  growth of capital.
Current  income  is  incidental  to  the   Portfolio's   goal.

MAIN  INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio, a non-diversified fund, will invest at least 80% of its assets in common stocks of companies doing business in the technology and communications sector of the market. In addition, the Portfolio is concentrated which means it will invest 25% or more of its total assets in the group of industries within the sector. Currently, the primary industries making up this group include computer software and hardware, network and cable broadcasting, semiconductors, defense and data storage and retrieval, and biotechnology. The Portfolio invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. The Portfolio's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances. The Portfolio may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects.

MAIN INVESTMENT RISKS:

The Portfolio is non-diversified which means, as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return than a diversified fund. As a result, the price change of a single security, positive or negative, has a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The Portfolio is concentrated which means, as compared to a fund that does not concentrate its investments, it invests a higher percentage of its assets in the group of industries within the technology and communications sector of the market in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular industry, positive or negative, have a greater impact on the Portfolio's net asset value and will cause its shares to fluctuate more than if the Portfolio did not concentrate its investments. The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Securities of technology and communications companies are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology and communications issues.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the Pacific Stock Exchange Technology Index(R) and Soundview Technology Index. The Pacific Stock Exchange Technology Index(R), the Portfolio's current benchmark is a price-weighted index of the top 100 U.S. technology stocks. The Soundview Technology Index, the Portfolio's former benchmark is an unmanaged index that measures the performance of 100 major technology stocks, as chosen by Soundview Financial Group. The Portfolio has changed its benchmark index because the Pacific Stock Exchange Technology Index(R) more closely reflects the universe of securities in which the Portfolio invests. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future. For certain periods, the performance of Technology & Communications Portfolio was largely attributable to investments in technology companies during a time of exceptional performance in that sector. An investment in technology companies involves the risk of volatility and investors should not expect that such favorable market conditions will continue or that the exceptional returns may be repeated.

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 4.


                                  [GRAPHIC] | 2

PORTFOLIO

[THE FOLLOWING TABLE WAS REPRESENTED BY AS A BAR CHART IN THE PRINTED MATERIAL.]

                                2001    -52.32%
                                2000    -42.12%
                                1999    234.38%
                                1998     32.20%

                                  BEST QUARTER
                  4th Quarter 1999                   108.57%

                                  WORST QUARTER

                  4th Quarter 2000                   -49.86%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

                                                        PAST     SINCE INCEPTION
                                                       1 YEAR       (4/30/97)
--------------------------------------------------------------------------------
Technology & Communications Portfolio                  -52.32%         5.26%

Pacific Stock Exchange Technology Index(R)             -15.59%        24.47%

Soundview Technology Index                             -40.39%         8.11%

Prior to November 2, 1999, the Portfolio was diversified and did not concentrate its investments. Therefore, the Portfolio's performance prior to November 2, 1999 may not be indicative of how it will perform in the future.

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
      Imposed on Purchases ............................................   None
Maximum Deferred Sales Charge (Load) ..................................   None
Maximum Sales Charge (Load)
      Imposed on Reinvested
      Dividends (and Other Distributions) .............................   None
Redemption Fee ........................................................   None
Exchange Fee ..........................................................   None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees .......................................................   0.85%
Distribution and/or Services (12b-1) Fees .............................   None
Other Expenses ........................................................   0.20%
Total Annual Fund Operating Expenses ..................................   1.05%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2002. However, you should know that for the fiscal year ended December 31, 2002, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should also know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. The Board has made no reimbursement election during the fiscal year ended December 31, 2001.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                              YOUR COST

                1 YEAR                      $  107
                3 YEARS                     $  334
                5 YEARS                     $  579
                10 YEARS                    $1,283


                                  [GRAPHIC] | 3

MORE ABOUT THE PORTFOLIO

The following discussion and tables describe the main investment strategies discussed in the Portfolio Summary section of this Prospectus in greater detail. From time to time, the Portfolio employs other investment practices, which are also described in the table and in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

OUR INVESTMENT STRATEGIES

Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Pilgrim Baxter uses a quantitative and fundamental investment process that is extremely focused on business momentum, as demonstrated by such things as earnings or revenues and sales growth.

Pilgrim Baxter begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using proprietary software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's business momentum, earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process it is able to construct a portfolio of investments with strong growth characteristics.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects, the risk of a decline in its market price is too great or deterioration in business fundamentals occurs or is expected to occur.

The Portfolio may invest 100% of its total assets in cash or U.S. dollar-denominated high quality short-term debt instruments, such as U.S. Government securities, for temporary defensive purposes to maintain liquidity when economic or market conditions are unfavorable for profitable investing. These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of securities, like common stocks. In addition, while these investments are generally designed to limit the Portfolio's losses, they can prevent the Portfolio from achieving its investment goal.

The Portfolio is actively managed, which means the Portfolio's manager may frequently buy and sell securities. Frequent trading increases the Portfolio's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from the Portfolio's performance. In addition, the sale of Portfolio securities may generate capital gains which, when distributed, may be taxable to you.


                                  [GRAPHIC] | 4

RISKS AND RETURNS

--------------------------------------------------------------------------------
EQUITY SECURITIES:
--------------------------------------------------------------------------------

Shares representing ownership in a corporation or the right to ownership in a corporation. The Portfolio may invest in the following types of securities: common and preferred stocks, convertible securities, warrants and rights.

POTENTIAL RISKS:

o Equity security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.

o Equity security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.

o Equity security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.

POTENTIAL RETURNS:

o Equity securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

POLICIES TO BALANCE RISKS & RETURNS:

o Pilgrim Baxter maintains a long-term investment approach and focuses on securities it believes can appreciate over an extended time frame, regardless of interim fluctuations.

o Under normal circumstances, the Portfolio intends to remain fully invested, with at least 80% of its assets in securities.

o Pilgrim Baxter focuses its active management on securities selection, the area it believes its commitment to fundamental research can most enhance the Portfolio's performance.

--------------------------------------------------------------------------------
GROWTH SECURITIES:
--------------------------------------------------------------------------------

Securities that Pilgrim Baxter believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.

POTENTIAL RISKS:

o    See Equity Securities.

o Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.

o The growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full value and may even go down in price.

POTENTIAL RETURNS:

o    See Equity Securities.

o    Growth securities may appreciate faster than non-growth securities.

POLICIES TO BALANCE RISKS & RETURNS:

o    See Equity Securities.

o In managing the Portfolio, Pilgrim Baxter uses its own software and research models which incorporate important attributes of successful growth. A key attribute of successful growth is positive business momentum as demonstrated by earnings or revenue and sales growth, among other factors. Pilgrim Baxter's investment process is extremely focused on companies which exhibit positive business momentum.

o    Pilgrim  Baxter   considers   selling  a  security  when  its   anticipated
     appreciation is no longer probable, alternative investments offer more superior appreciation prospects or the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.


                                  [GRAPHIC] | 5

--------------------------------------------------------------------------------
SMALL & MEDIUM SIZED COMPANY SECURITIES:
--------------------------------------------------------------------------------

POTENTIAL RISKS:

o Small and medium sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group.

POTENTIAL RETURNS:

o Small and medium sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small and medium sized companies tend to have younger product lines whose distribution and revenues are still maturing.

POLICIES TO BALANCE RISKS & RETURNS:

o    See Equity Securities/Growth Securities.

o Pilgrim Baxter focuses on small and medium sized companies with strong balance sheets that it expects to exceed consensus earnings expectations.

--------------------------------------------------------------------------------
TECHNOLOGY OR COMMUNICATIONS COMPANY SECURITIES:
--------------------------------------------------------------------------------

Securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements.

POTENTIAL RISKS:

o Technology or communications company securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

POTENTIAL RETURNS:

o Technology or communications company securities offer investors significant growth potential because they may be responsible for break through products or technologies or may be positioned to take advantage of cutting-edge, technology-related developments.

POLICIES TO BALANCE RISK & RETURNS:

o Although the Technology & Communications Portfolio will invest 25% or more of its total assets in one or more of the industries within the technology and communications sector, the Portfolio seeks to strike a balance among the industries in which it invests in an effort to lessen the impact of negative developments in the technology and communications sector.


                                 [GRAPHIC] | 6

--------------------------------------------------------------------------------
OTC SECURITIES:
--------------------------------------------------------------------------------

Securities not listed and traded on an organized exchange, but bought and sold through a computer network.

POTENTIAL RISKS:

o OTC securities are not traded as often as securities listed on an exchange. So, if the Portfolio were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

POTENTIAL RETURNS:

o    Increases the number of potential investments for the Portfolio.

o OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

POLICIES TO BALANCE RISKS & RETURNS:

o Pilgrim Baxter uses a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance the Portfolio's performance.

--------------------------------------------------------------------------------
FOREIGN SECURITIES:
--------------------------------------------------------------------------------

Securities of foreign issuers, including American Depository Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank that represent a bank's holdings of a stated number of shares of a foreign corporation. An ADR is bought and sold in the same manner as U.S. securities and is priced in U.S. dollars. EDRs and GDRs are also receipts that represent a stated number of shares of a foreign corporation, only they are issued by a non-U.S. bank or a foreign branch a of U.S. bank. EDRs and GDRs are generally designed for use on foreign exchanges and are typically not priced in U.S. dollars. ADRs, EDRs and GDRs each carry most of the risks of investing directly in foreign equity securities.

POTENTIAL RISKS:

o    Foreign security prices may fall due to political  instability,  changes in
     currency  exchange  rates,   foreign  economic   conditions  or  inadequate
     regulatory and accounting standards.

o Although ADRs, EDRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

o Foreign investments, especially investments in emerging or developing markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for a Portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

o The adoption of the euro as the common currency of the European Economic and Monetary Union (the "EMU") presents some uncertainties and possible risks, such as changes in relative strength and value of major world currencies, adverse tax consequences, and increased price competition among and between EMU and non-EMU countries. These uncertainties and possible risks could adversely affect the Portfolio.

POTENTIAL RETURNS:

o    Favorable exchange rate movements could generate gains or reduce losses.

o Foreign investments, which represent a major portion of the world's securities, offer attractive potential performance and opportunities for diversification.

POLICIES TO BALANCE RISKS & RETURNS:

o The Portfolio limits the amount of total assets it invests in foreign issuers not traded in the U.S. to 15%. ADRs are not included in this limit.


                                 [GRAPHIC] | 7

--------------------------------------------------------------------------------
ILLIQUID SECURITIES:
--------------------------------------------------------------------------------

Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that the Portfolio has valued them.

POTENTIAL RISKS:

o The Portfolio may have difficulty valuing these securities precisely. o The Portfolio may be unable to sell these securities at the time or price it desires.

POTENTIAL RETURNS:

o Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

POLICIES TO BALANCE RISKS & RETURNS:

o The Portfolio may not invest more than 15% of its net assets in illiquid securities.

--------------------------------------------------------------------------------
DERIVATIVES:
--------------------------------------------------------------------------------

Investments   such   as   forward   foreign   currency    contracts,    futures,
over-the-counter options, options on futures, options and swaps, whose value is based on an underlying asset or economic factor.

POTENTIAL RISKS:

o    The value of derivatives are volatile.

o Because of the low margin deposits required, derivatives often involve an extremely high degree of leverage. As a result, a relatively small price movement in a derivative may result in immediate and substantial loss, as well as gain, to the investor. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives the Portfolio buys or sells. The Portfolio could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. Thus, a use of derivatives may result in losses in excess of the amount invested.

POTENTIAL RETURNS:

Derivatives may be used for a variety of purposes, including:

o    To reduce transaction costs;

o    To manage cash flows;

o To maintain full market exposure, which means to adjust the characteristics of its investments to more closely approximate those of its benchmark;

o    To enhance returns; and

o To protect the Portfolio's investments against changes resulting from market conditions (a practice called "hedging").

POLICIES TO BALANCE RISK AND RETURN:

o The Portfolio may use derivatives selectively for hedging, to reduce transaction costs or to manage cash flows.

o To the extent the Portfolio enters into derivatives, it will, when necessary, segregate cash or other liquid assets equal to the settlement amount with its custodian to cover the contract. When the Portfolio sells certain derivative contracts, it will hold at all times the instruments underlying the contracts.


                                 [GRAPHIC] | 8

--------------------------------------------------------------------------------
REIT SECURITIES:
--------------------------------------------------------------------------------

A separately managed trust that makes investments in various real estate businesses. An equity REIT may own real estate and pass the income it receives from rents from the properties, or the capital gain it receives from selling a building, to its shareholders. A mortgage REIT specializes in lending money to building developers and passes the interest income it receives from the mortgages to shareholders. A hybrid REIT combines the characteristics of equity and mortgage REITs.

POTENTIAL RISKS:

The real estate industry is particularly sensitive to:

o    Economic factors, such as interest rate changes or market recessions;

o Over-building in one particular area, changes in zoning laws, or changes in neighborhood values;

o    Increases in property taxes;

o    Casualty and condemnation losses; and

o    Regulatory limitations on rents.

     REITs may expose the Portfolio to similar risks associated with direct investment in real estate. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.

POTENTIAL RETURNS:

Investments in REITs permit the Portfolio to participate in potential capital appreciation and income opportunities in various segments of the real estate sector.

POLICIES TO BALANCE RISK AND RETURN:

Pilgrim Baxter considers companies that it expects will generate good cash flow from the underlying properties, have proven management track records, and histories of increasing dividends.


                                 [GRAPHIC] | 9

THE INVESTMENT ADVISER

THE INVESTMENT ADVISER:

Pilgrim Baxter & Associates, Ltd., 1400 Liberty Ridge Drive, Wayne, PA 19087-5593, is the investment adviser for the Portfolio. Founded in 1982, Pilgrim Baxter currently manages over $12 billion in assets for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies.

As investment adviser, Pilgrim Baxter makes investment decisions for the Portfolio. The Portfolio's Board of Trustees supervises Pilgrim Baxter and establishes policies that Pilgrim Baxter must follow in its day-to-day management activities.

For the fiscal year ended December 31, 2001, the management fee (as a percentage of average daily net assets) paid by the Portfolio was 0.85%.


                                 [GRAPHIC] | 10

PORTFOLIO MANAGERS

TECHNOLOGY & COMMUNICATIONS PORTFOLIO

Pilgrim Baxter's technology team, led by Michael Ma, who currently manages the PBHG Technology & Communications Fund and the PBHG Global Technology & Communications Fund of PBHG Funds, has managed the Technology & Communications Portfolio since March 21, 2001. Mr. Ma joined Pilgrim Baxter in October, 1999 as a senior technology analyst. Prior to joining Pilgrim Baxter, Mr. Ma worked for two and one-half years as an equity research analyst in the Telecommunications Services Group of Deutsche Bank Securities, Inc. Prior to that, he worked for four years at United States Trust Company of New York, initially as a research assistant concentrating on the technology sector and subsequently as a portfolio manager.


                                 [GRAPHIC] | 11

YOUR INVESTMENT

PRICING PORTFOLIO SHARES:

The price of the Portfolio's  shares is based on the Portfolio's net asset value
(NAV). The Portfolio's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Portfolio shares are priced every day at the close of regular trading on the New York Stock Exchange. Portfolio shares are not priced on days that the New York Stock Exchange is closed.

The Portfolio prices its investments for which market quotations are readily available at market value. It prices short-term investments at amortized cost, which approximates market value. It prices all other investments at fair value as determined in good faith by the Portfolio's Board of Trustees. If the Portfolio holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of the Portfolio's shares may change on days when its shares are not available for purchase or sale.

BUYING & SELLING PORTFOLIO SHARES:

You may only buy and sell Portfolio shares through VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies. The prospectus for these separate accounts explains how to purchase and redeem a VA Contract or VLI Policy.

The Participating Insurance Company may buy Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your Portfolio shares to be bought at that day's NAV. Processing of your initial purchase may take longer. The Participating Insurance Company is responsible for sending your buy order to the Portfolio. The Portfolio may periodically close to new purchases or refuse a buy order if the Portfolio determines that doing so would be in the best interests of the Portfolio and its shareholders.

The Participating Insurance Company may sell Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your sell order before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV. The Participating Insurance Company is responsible for sending your sell order to the Portfolio. The Portfolio generally sends payment for your shares to the Participating Insurance Company the business day after your sell order is received. Under unusual circumstances, the Portfolio may suspend redemptions or postpone payment for up to seven days as permitted by federal securities law.

DISTRIBUTIONS AND TAXES:

The Portfolio distributes its net investment income and net realized capital gains to shareholders at least once a year. These distributions will be reinvested in the Portfolio unless the Participating Insurance Company instructs the Portfolio otherwise. There are no fees on reinvestments.

VA Contracts and VLI Policies are currently tax-deferred investments. Therefore, Portfolio distributions are exempt from current taxation if left to accumulate in your VA Contract or VLI Policy. In addition, exchanges among the Portfolios are currently not taxable. The prospectus for the Participating Insurance Company separate account discusses the tax status of VA Contracts and VLI Policies in greater detail. The tax status of the Portfolio's distributions for each calendar year will be detailed in the Participating Insurance Company's annual tax statement for that Portfolio. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

POTENTIAL CONFLICTS OF INTEREST:

Participating Insurance Companies may be affiliated with one another. In addition, the interests of VA Contact and VLI Policy holders may conflict due to differences in tax treatment and other considerations. The Portfolio's Board of Trustees monitors the Portfolio for material conflicts and determines what action, if any, should be taken. For example, the Board may require a Participating Insurance Company to sell its investments in the Portfolio. As a result, the Portfolio may be forced to sell securities. In addition, the Board may refuse to sell shares of the Portfolio to a particular VA Contract or VLI Policy or may suspend or terminate sales of Portfolio shares if required by law or regulatory authority or if the action is in the best interests of the Portfolio and its shareholders.


                                 [GRAPHIC] | 12

                       THIS PAGE INTENTIONALLY LEFT BLANK.


                                 [GRAPHIC] | 13

FINANCIAL HIGHLIGHTS

The Portfolio's financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Portfolio, assuming you reinvested all Portfolio distributions. PricewaterhouseCoopers LLP has audited the information contained in these financial highlights. Its report and the Portfolio's financial statements are included in the Portfolio's Annual Report to Shareholders, which is available, free of charge, upon request.

FOR THE PERIOD ENDED DECEMBER 31, 2001
FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD

                                        Net
             Net                    Realized and                                    Net                     Net
            Asset         Net        Unrealized    Distributions  Distributions    Asset                   Assets        Ratio
            Value     Investment      Gains or        from Net        from         Value                    End       of Expenses
          Beginning     Income         Losses        Investment     Capital         End       Total      of Period     to Average
          of Period     (Loss)     on Securities       Income        Gains       of Period    Return       (000)       Net Assets
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

2001(1)     $24.77     $(0.03)         $(14.63)          --          $(6.85)       $ 3.26    (52.32)%     $  453,689       1.05%
2000         46.01      (0.34)          (17.29)          --           (3.61)        24.77    (42.12)%      1,160,087       1.04%
1999(1)      13.76      (0.13)           32.38           --              --         46.01    234.38%       1,635,448       1.09%
1998         10.41      (0.04)            3.39           --              --         13.76     32.20%          32,493       1.20%
1997(2)      10.00         --             0.41           --              --         10.41      4.10%+          9,117       1.20%*

                                                 Ratio
               Ratio                             of Net
               of Net            Ratio         Investment
             Investment      of Expenses     Income (Loss)
               Income         to Average       to Average
               (Loss)         Net Assets       Net Assets        Portfolio
             to Average       (Excluding       (Excluding         Turnover
             Net Assets         Waivers)         Waivers)           Rate
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

2001(1)        (0.58)%            1.05%           (0.58)%         285.73%
2000           (0.77)%            1.04%           (0.77)%         311.59%
1999(1)        (0.64)%            1.09%           (0.64)%         273.76%
1998           (0.55)%            1.56%           (0.91)%         264.58%
1997(2)         0.37%*            5.09%*          (3.52)%*         69.34%+

*    Annualized.

+    Total return and portfolio turnover have not been annualized.

(1)  Per share calculations were performed using average shares for the period.

(2) The PBHG Technology & Communications Portfolio commenced operations on April 30, 1997.

Amounts designated as "--" are either $0 or have been rounded to $0.


                               [GRAPHIC] | 14 & 15

FOR MORE INFORMATION

For investors who want more information about the Portfolio, the following documents are available free upon request:

STATEMENT OF ADDITIONAL  INFORMATION (SAI):

Provides more information about the Portfolio and is incorporated into this Prospectus by reference.

ANNUAL/SEMI-ANNUAL REPORTS:

Provides financial and performance information about the Portfolio and its investments and a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during the last fiscal year or half-year.

Copies of the current versions of each of these documents, along with other information about the Portfolio, may be obtained by contacting:

PBHG INSURANCE SERIES FUND
P.O. BOX 419229
KANSAS CITY, MO 64141-6229
TELEPHONE:
1-800-347-9256

You may also contact the Participating Insurance Company for copies of these documents.

--------------------------------------------------------------------------------
These reports and other information about the PBHG Insurance Series Fund are available on the EDGAR database on the SEC's Internet site at
http://www.sec.gov, or by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090). Copies of this information may be obtained, for a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

PBHG Insurance Series Fund's Investment Company Act file number is 811-08009.
--------------------------------------------------------------------------------

PBHG-ISF Prospectus 5/2002

     [LOGO]

     INSURANCE SERIES FUND
     PROSPECTUS MAY 1, 2002

     o PBHG LARGE CAP GROWTH PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Portfolio shares as an investment or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

INTRODUCTION

AN INTRODUCTION TO PBHG INSURANCE SERIES FUND AND THIS PROSPECTUS:

PBHG Insurance Series Fund is a mutual fund that sells shares in its separate investment Portfolios through variable annuity contracts ("VA Contracts") and variable life insurance policies ("VLI Policies") offered by separate accounts of certain insurance companies ("Participating Insurance Companies").

The Large Cap Growth Portfolio has its own investment objective and strategies for reaching that goal. Before investing, make sure the Portfolio's goal matches your own. In general, the Portfolio is designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. The Portfolio may not be suitable for investors who are pursuing a short-term investment goal, such as investing emergency reserves. The Portfolio also may not be suitable for investors who require regular income or stability of principal.

Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for the Portfolio. Pilgrim Baxter invests Portfolio assets in a way that it believes will help the Portfolio achieve its goal. However, there is no guarantee that the Portfolio will achieve its goal.

This Prospectus contains important information you should know before investing in the Portfolio and as a shareholder in the Portfolio. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Portfolio, please refer to the back cover of this Prospectus.

        CONTENTS
        PORTFOLIO SUMMARY                                                      2
                      PBHG Large Cap Growth Portfolio

        MORE ABOUT THE PORTFOLIO                                               4
        THE INVESTMENT ADVISER                                                10
        PORTFOLIO MANAGER                                                     10
        YOUR INVESTMENT                                                       11

                      Pricing Portfolio Shares
                      Buying and Selling Portfolio Shares
                      Distributions and Taxes
                      Potential Conflicts of Interest

        FINANCIAL HIGHLIGHTS                                                  12


                                 [GRAPHIC] | 1

PBHG LARGE CAP GROWTH PORTFOLIO

GOAL:

The Portfolio seeks to provide investors with long-term growth of capital.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio invests at least 80% of its assets in growth securities, such as common stocks, of large capitalization companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000(R) Growth Index at the time of the Portfolio's investment. As of March 31, 2002, the companies in the Russell 1000(R) Growth Index had market capitalizations between $251 million and $372 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter intends to focus on those growth securities whose market capitalizations are over $5 billion at the time of purchase. The size of the companies in the Index and those in which Pilgrim Baxter intends to focus the Portfolio's investments will change with market conditions and the composition of the Index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Portfolio. The Portfolio may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in financial markets, the company's individual situation or industry changes.

While the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may even go down in price, the Portfolio's emphasis on large company securities may limit some of the risk associated with growth investing because large company securities tend to be less volatile than smaller company securities.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. The bar chart shows you how the Portfolio's performance has varied from year to year. The performance table compares the Portfolio's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries, and the Russell 1000(R) Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Both the chart and the table assume reinvestment of dividends and distributions but do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. Of course, the Portfolio's past performance does not indicate how it will perform in the future. For certain periods, the performance of Large Cap Growth Portfolio was largely attributable to investments in technology companies during a time of exceptional performance in that sector. An investment in technology companies involves the risk of volatility and investors should not expect that such favorable market conditions will continue or that the exceptional returns may be repeated.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                2001    -28.28%
                                2000     -1.48%
                                1999     65.22%
                                1998     30.63%

                                  BEST QUARTER
                4th Quarter 1999                      55.36%
                                  WORST QUARTER
                4th Quarter 2000                     -22.34%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

                                    PAST        SINCE INCEPTION
                                   1 YEAR          (4/30/97)
--------------------------------------------------------------------------------
Large Cap Growth Portfolio         -28.28%           13.46%

S&P 500 Index                      -11.88%            9.51%

Russell 1000(R)Growth Index        -20.42%            7.27%

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 4.


                                 [GRAPHIC] | 2

FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
     Imposed on Purchases .............................................   None
Maximum Deferred Sales Charge (Load) ..................................   None
Maximum Sales Charge (Load)
     Imposed on Reinvested
     Dividends and Other Distributions ................................   None
Redemption Fee ........................................................   None
Exchange Fee ..........................................................   None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees .......................................................   0.75%
Distribution and/or Services (12b-1) Fees .............................   None
Other Expenses ........................................................   0.27%
Total Annual Fund Operating Expenses ..................................   1.02%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2002. However, you should know that for the fiscal year ended December 31, 2002, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.10%. In addition, in connection with Old Mutual plc's acquisition of Pilgrim Baxter's parent company, Old Mutual and Pilgrim Baxter have agreed to maintain this expense limitation agreement until December 31, 2002. You should know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.10%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. The Board has made no reimbursement election for the fiscal year ended December 31, 2001.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

                              YOUR COST
                1 YEAR                        $104
                3 YEARS                       $325
                5 YEARS                       $563
                10 YEARS                    $1,248


                                 [GRAPHIC] | 3

MORE ABOUT THE PORTFOLIO

The following discussion and tables describe the main investment strategies discussed in the Portfolio Summary section of this Prospectus in greater detail. From time to time, the Portfolio employs other investment practices, which are also described in the table and in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

OUR INVESTMENT STRATEGIES

Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Pilgrim Baxter uses a quantitative and fundamental investment process that is extremely focused on business momentum, as demonstrated by such things as earnings or revenues and sales growth.

Pilgrim Baxter begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using proprietary software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's business momentum, earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process it is able to construct a portfolio of investments with strong growth characteristics.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects, the risk of a decline in its market price is too great or deterioration in business fundamentals occurs or is expected to occur.

The Portfolio may invest 100% of its total assets in cash or U.S. dollar-denominated high quality short-term debt instruments, such as U.S. Government securities, for temporary defensive purposes to maintain liquidity when economic or market conditions are unfavorable for profitable investing. These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of securities, like common stocks. In addition, while these investments are generally designed to limit the Portfolio's losses, they can prevent the Portfolio from achieving its investment goal.

The Portfolio is actively managed, which means the Portfolio's manager may frequently buy and sell securities. Frequent trading increases the Portfolio's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from the Portfolio's performance. In addition, the sale of Portfolio securities may generate capital gains which, when distributed, may be taxable to you.


                                 [GRAPHIC] | 4

RISKS AND RETURNS

--------------------------------------------------------------------------------
EQUITY SECURITIES:
--------------------------------------------------------------------------------

Shares representing ownership in a corporation or the right to ownership in a corporation. The Portfolio may invest in the following types of securities: common and preferred stocks, convertible securities, warrants and rights.

POTENTIAL RISKS:

o Equity security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.

o Equity security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.

o Equity security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.

POTENTIAL RETURNS:

o Equity securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

POLICIES TO BALANCE RISKS & RETURNS:

o Pilgrim Baxter maintains a long-term investment approach and focuses on securities it believes can appreciate over an extended time frame, regardless of interim fluctuations.

o Under normal circumstances, the Portfolio intends to remain fully invested, with at least 80% of its assets in securities.

o Pilgrim Baxter focuses its active management on securities selection, the area it believes its commitment to fundamental research can most enhance the Portfolio's performance.

--------------------------------------------------------------------------------
GROWTH SECURITIES:
--------------------------------------------------------------------------------

Securities that Pilgrim Baxter believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.

POTENTIAL RISKS:

o    See Equity Securities.

o Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.

o The growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full value and may even go down in price.

POTENTIAL RETURNS:

o    See Equity Securities.

o    Growth securities may appreciate faster than non-growth securities.

POLICIES TO BALANCE RISKS & RETURNS:

o    See Equity Securities.

o In managing the Portfolio, Pilgrim Baxter uses its own software and research models which incorporate important attributes of successful growth. A key attribute of successful growth is positive business momentum as demonstrated by earnings or revenue and sales growth, among other factors. Pilgrim Baxter's investment process is extremely focused on companies which exhibit positive business momentum.

o    Pilgrim  Baxter   considers   selling  a  security  when  its   anticipated
     appreciation is no longer probable, alternative investments offer more superior appreciation prospects or the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.


                                 [GRAPHIC] | 5

--------------------------------------------------------------------------------
SMALL & MEDIUM SIZED COMPANY SECURITIES:
--------------------------------------------------------------------------------

POTENTIAL RISKS:

o Small and medium sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group.

POTENTIAL RETURNS:

o Small and medium sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small and medium sized companies tend to have younger product lines whose distribution and revenues are still maturing.

POLICIES TO BALANCE RISKS & RETURNS:

o    See Equity Securities/Growth Securities.

o Pilgrim Baxter focuses on small and medium sized companies with strong balance sheets that it expects to exceed consensus earnings expectations.

--------------------------------------------------------------------------------
TECHNOLOGY OR COMMUNICATIONS COMPANY SECURITIES:
--------------------------------------------------------------------------------

Securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements.

POTENTIAL RISKS:

o Technology or communications company securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

POTENTIAL RETURNS:

o Technology or communications company securities offer investors significant growth potential because they may be responsible for break through products or technologies or may be positioned to take advantage of cutting-edge, technology-related developments.

POLICIES TO BALANCE RISK & RETURNS:

o The Portfolio seeks to strike a balance among the industries in which it invests so that no one industry dominates the Portfolio's investments.


                                 [GRAPHIC] | 6

--------------------------------------------------------------------------------
OTC SECURITIES:
--------------------------------------------------------------------------------

Securities not listed and traded on an organized exchange, but bought and sold through a computer network.

POTENTIAL RISKS:

o OTC securities are not traded as often as securities listed on an exchange. So, if the Portfolio were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

POTENTIAL RETURNS:

o    Increases the number of potential investments for the Portfolio.

o OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

POLICIES TO BALANCE RISKS & RETURNS:

o Pilgrim Baxter uses a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance the Portfolio's performance.

--------------------------------------------------------------------------------
FOREIGN SECURITIES:
--------------------------------------------------------------------------------

Securities of foreign issuers, including American Depository Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank that represent a bank's holdings of a stated number of shares of a foreign corporation. An ADR is bought and sold in the same manner as U.S. securities and is priced in U.S. dollars. EDRs and GDRs are also receipts that represent a stated number of shares of a foreign corporation, only they are issued by a non-U.S. bank or a foreign branch a of U.S. bank. EDRs and GDRs are generally designed for use on foreign exchanges and are typically not priced in U.S. dollars. ADRs, EDRs and GDRs each carry most of the risks of investing directly in foreign equity securities.

POTENTIAL RISKS:

o    Foreign security prices may fall due to political  instability,  changes in
     currency  exchange  rates,   foreign  economic   conditions  or  inadequate
     regulatory and accounting standards.

o Although ADRs, EDRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

o Foreign investments, especially investments in emerging or developing markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for a Portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

o The adoption of the euro as the common currency of the European Economic and Monetary Union (the "EMU") presents some uncertainties and possible risks, such as changes in relative strength and value of major world currencies, adverse tax consequences, and increased price competition among and between EMU and non-EMU countries. These uncertainties and possible risks could adversely affect the Portfolio.

POTENTIAL RETURNS:

o    Favorable exchange rate movements could generate gains or reduce losses.

o Foreign investments, which represent a major portion of the world's securities, offer attractive potential performance and opportunities for diversification.

POLICIES TO BALANCE RISKS & RETURNS:

o The Portfolio limits the amount of total assets it invests in foreign issuers not traded in the U.S. to 15%. ADRs are not included in this limit.


                                 [GRAPHIC] | 7

--------------------------------------------------------------------------------
ILLIQUID SECURITIES:
--------------------------------------------------------------------------------

Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that the Portfolio has valued them.

POTENTIAL RISKS:

o The Portfolio may have difficulty valuing these securities precisely. o The Portfolio may be unable to sell these securities at the time or price it desires.

POTENTIAL RETURNS:

o Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

POLICIES TO BALANCE RISKS & RETURNS:

o The Portfolio may not invest more than 15% of its net assets in illiquid securities.

--------------------------------------------------------------------------------
DERIVATIVES:
--------------------------------------------------------------------------------

Investments   such   as   forward   foreign   currency    contracts,    futures,
over-the-counter options, options on futures, options and swaps, whose value is based on an underlying asset or economic factor.

POTENTIAL RISKS:

o    The value of derivatives are volatile.

o Because of the low margin deposits required, derivatives often involve an extremely high degree of leverage. As a result, a relatively small price movement in a derivative may result in immediate and substantial loss, as well as gain, to the investor. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives the Portfolio buys or sells. The Portfolio could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. Thus, a use of derivatives may result in losses in excess of the amount invested.

POTENTIAL RETURNS:

Derivatives may be used for a variety of purposes, including:

o    To reduce transaction costs;

o    To manage cash flows;

o To maintain full market exposure, which means to adjust the characteristics of its investments to more closely approximate those of its benchmark;

o    To enhance returns; and

o To protect the Portfolio's investments against changes resulting from market conditions (a practice called "hedging").

POLICIES TO BALANCE RISK AND RETURN:

o The Portfolio may use derivatives selectively for hedging, to reduce transaction costs or to manage cash flows.

o To the extent the Portfolio enters into derivatives, it will, when necessary, segregate cash or other liquid assets equal to the settlement amount with its custodian to cover the contract. When the Portfolio sells certain derivative contracts, it will hold at all times the instruments underlying the contracts.


                                 [GRAPHIC] | 8

--------------------------------------------------------------------------------
REIT SECURITIES:
--------------------------------------------------------------------------------

A separately managed trust that makes investments in various real estate businesses. An equity REIT may own real estate and pass the income it receives from rents from the properties, or the capital gain it receives from selling a building, to its shareholders. A mortgage REIT specializes in lending money to building developers and passes the interest income it receives from the mortgages to shareholders. A hybrid REIT combines the characteristics of equity and mortgage REITs.

POTENTIAL RISKS:

The real estate industry is particularly sensitive to:

o    Economic factors, such as interest rate changes or market recessions;

o Over-building in one particular area, changes in zoning laws, or changes in neighborhood values;

o    Increases in property taxes;

o    Casualty and condemnation losses; and

o    Regulatory limitations on rents.

REITs may expose the Portfolio to similar risks associated with direct investment in real estate. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.

POTENTIAL RETURNS:

Investments in REITs permit the Portfolio to participate in potential capital appreciation and income opportunities in various segments of the real estate sector.

POLICIES TO BALANCE RISK AND RETURN:

Pilgrim Baxter considers companies that it expects will generate good cash flow from the underlying properties, have proven management track records, and histories of increasing dividends.


                                 [GRAPHIC] | 9

THE INVESTMENT ADVISER

THE INVESTMENT ADVISER:

Pilgrim Baxter & Associates, Ltd., 1400 Liberty Ridge Drive, Wayne, PA 19087-5593, is the investment adviser for the Portfolio. Founded in 1982, Pilgrim Baxter currently manages over $12 billion in assets for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies.

As investment adviser, Pilgrim Baxter makes investment decisions for the Portfolio. The Portfolio's Board of Trustees supervises Pilgrim Baxter and establishes policies that Pilgrim Baxter must follow in its day-to-day management activities.

For the fiscal year ended December 31, 2001, the management fee (as a percentage of average daily net assets) paid by the Portfolio was 0.75%.

PORTFOLIO MANAGER

LARGE CAP GROWTH PORTFOLIO

Michael S. Sutton, CFA, has managed the PBHG Large Cap Growth Portfolio since November, 1999. Mr. Sutton is Chief Investment Officer of Pilgrim Baxter. Mr. Sutton joined Pilgrim Baxter in October 1999, from Loomis, Sayles & Co., where he worked for seven years as a portfolio manager of mid-to large cap growth portfolios. Prior to that, Mr. Sutton was a large cap growth portfolio manager with Stein, Roe & Farnham.


                                 [GRAPHIC] | 10

YOUR INVESTMENT

PRICING PORTFOLIO SHARES:

The price of the Portfolio's  shares is based on the Portfolio's net asset value
(NAV). The Portfolio's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Portfolio shares are priced every day at the close of regular trading on the New York Stock Exchange. Portfolio shares are not priced on days that the New York Stock Exchange is closed.

The Portfolio prices its investments for which market quotations are readily available at market value. It prices short-term investments at amortized cost, which approximates market value. It prices all other investments at fair value as determined in good faith by the Portfolio's Board of Trustees. If the Portfolio holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of the Portfolio's shares may change on days when its shares are not available for purchase or sale.

BUYING & SELLING PORTFOLIO SHARES:

You may only buy and sell Portfolio shares through VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies. The prospectus for these separate accounts explains how to purchase and redeem a VA Contract or VLI Policy.

The Participating Insurance Company may buy Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your Portfolio shares to be bought at that day's NAV. Processing of your initial purchase may take longer. The Participating Insurance Company is responsible for sending your buy order to the Portfolio. The Portfolio may periodically close to new purchases or refuse a buy order if the Portfolio determines that doing so would be in the best interests of the Portfolio and its shareholders.

The Participating Insurance Company may sell Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your sell order before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV. The Participating Insurance Company is responsible for sending your sell order to the Portfolio. The Portfolio generally sends payment for your shares to the Participating Insurance Company the business day after your sell order is received. Under unusual circumstances, the Portfolio may suspend redemptions or postpone payment for up to seven days as permitted by federal securities law.

DISTRIBUTIONS AND TAXES:

The Portfolio distributes its net investment income and net realized capital gains to shareholders at least once a year. These distributions will be reinvested in the Portfolio unless the Participating Insurance Company instructs the Portfolio otherwise. There are no fees on reinvestments.

VA Contracts and VLI Policies are currently tax-deferred investments. Therefore, Portfolio distributions are exempt from current taxation if left to accumulate in your VA Contract or VLI Policy. The prospectus for the Participating Insurance Company separate account discusses the tax status of VA Contracts and VLI Policies in greater detail. The tax status of the Portfolio's distributions for each calendar year will be detailed in the Participating Insurance Company's annual tax statement for that Portfolio. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

POTENTIAL CONFLICTS OF INTEREST:

Participating Insurance Companies may be affiliated with one another. In addition, the interests of VA Contact and VLI Policy holders may conflict due to differences in tax treatment and other considerations. The Portfolio's Board of Trustees monitors the Portfolio for material conflicts and determines what action, if any, should be taken. For example, the Board may require a Participating Insurance Company to sell its investments in the Portfolio. As a result, the Portfolio may be forced to sell securities. In addition, the Board may refuse to sell shares of the Portfolio to a particular VA Contract or VLI Policy or may suspend or terminate sales of Portfolio shares if required by law or regulatory authority or if the action is in the best interests of the Portfolio and its shareholders.


                                 [GRAPHIC] | 11

FINANCIAL HIGHLIGHTS

The Portfolio's financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Portfolio, assuming you reinvested all Portfolio distributions. PricewaterhouseCoopers LLP has audited the information contained in these financial highlights. Its report and the Portfolio's financial statements are included in the Portfolio's Annual Report to Shareholders, which is available, free of charge, upon request.

FOR THE PERIOD ENDED DECEMBER 31, 2001
FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD

                                                                        Net
                                      Net                          Realized and                                       Net
                                     Asset          Net             Unrealized      Distributions   Distributions    Asset
                                     Value      Investment           Gains or         from Net          from         Value
                                   Beginning      Income              Losses         Investment        Capital        End
                                   of Period      (Loss)           on Securities       Income           Gains      of Period
PBHG LARGE CAP GROWTH PORTFOLIO
2001(1)                             $24.54        $(0.05)            $(6.89)             --                --        $17.60
2000(1)                              25.51         (0.01)             (0.21)             --            $(0.75)        24.54
1999                                 15.44         (0.05)             10.12              --                --         25.51
1998                                 11.82         (0.02)              3.64              --                --         15.44
1997(2)                              10.00            --               1.82              --                --         11.82

                                                                                                               Ratio
                                                                                Ratio                         of Net
                                                                               of Net         Ratio         Investment
                                                   Net                       Investment    of Expenses     Income (Loss)
                                                 Assets        Ratio           Income      to Average       to Average
                                                   End      of Expenses        (Loss)      Net Assets       Net Assets     Portfolio
                                      Total     of Period   to Average       to Average    (Excluding       (Excluding     Turnover
                                     Return       (000)     Net Assets       Net Assets     Waivers)         Waivers)        Rate
PBHG LARGE CAP GROWTH PORTFOLIO
2001(1)                              (28.28)%    $54,060       1.02%           (0.26)%        1.02%           (0.26)%       137.18%
2000(1)                               (1.48)%     72,645       1.06%           (0.05)%        1.06%           (0.05)%       147.68%
1999                                  65.22%      27,295       1.10%           (0.41)%        1.17%           (0.48)%       157.04%
1998                                  30.63%      12,598       1.10%           (0.19)%        1.53%           (0.62)%        41.51%
1997(2)                               18.20%+      4,916       1.10%*           0.00%*        5.21%*          (4.11)%*       37.42%+

*    Annualized.

+    Total return and portfolio turnover have not been annualized.

(1)  Per share calculations were performed using average shares for the period.

(2)  The PBHG Large Cap Growth Portfolio commenced operations on April 30, 1997.

Amounts designated as "--" are either $0 or have been rounded to $0.


                               [GRAPHIC] | 12 & 13

FOR MORE INFORMATION

For investors who want more information about the Portfolio, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI):

Provides more information about the Portfolio and is incorporated into this Prospectus by reference.

ANNUAL/SEMI-ANNUAL REPORTS:

Provides financial and performance information about the Portfolio and its investments and a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during the last fiscal year or half-year.

Copies of the current versions of each of these documents, along with other information about the Portfolio, may be obtained by contacting:

PBHG INSURANCE SERIES FUND
P.O. BOX 419229
KANSAS CITY, MO 64141-6229
TELEPHONE:
1-800-347-9256

You may also contact the Participating Insurance Company for copies of these documents.

--------------------------------------------------------------------------------
These reports and other information about the PBHG Insurance Series Fund are available on the EDGAR database on the SEC's Internet site at
http://www.sec.gov, or by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090). Copies of this information may be obtained, for a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

PBHG Insurance Series Fund's Investment Company Act file number is 811-08009.
--------------------------------------------------------------------------------

PBHG-ISF Prospectus 5/2002

     [LOGO]

     INSURANCE SERIES FUND
     PROSPECTUS MAY 1, 2002

     o PBHG SMALL CAP GROWTH PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Portfolio shares as an investment or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

INTRODUCTION

AN INTRODUCTION TO PBHG INSURANCE SERIES FUND AND THIS PROSPECTUS:

PBHG Insurance Series Fund is a mutual fund that sells shares in its separate investment Portfolios through variable annuity contracts ("VA Contracts") and variable life insurance policies ("VLI Policies") offered by separate accounts of certain insurance companies ("Participating Insurance Companies").

The PBHG Small Cap Growth Portfolio has its own investment objective and strategies for reaching that goal. Before investing, make sure the Portfolio's goal matches your own. In general, the Portfolio is designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. The Portfolio may not be suitable for investors who are pursuing a short-term investment goal, such as investing emergency reserves. The Portfolio also may not be suitable for investors who require regular income or stability of principal.

Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for the Portfolio. Pilgrim Baxter invests Portfolio assets in a way that it believes will help the Portfolio achieve its goal. However, there is no guarantee that the Portfolio will achieve its goal.

This Prospectus contains important information you should know before investing in the Portfolio and as a shareholder in the Portfolio. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Portfolio, please refer to the back cover of this Prospectus.

         CONTENTS

         PORTFOLIO SUMMARY                                                     2
                          PBHG Small Cap Growth Portfolio

         MORE ABOUT THE PORTFOLIO                                              4
         THE INVESTMENT ADVISER                                               10
         PORTFOLIO MANAGER                                                    10
         YOUR INVESTMENT                                                      11

                          Pricing Portfolio Shares
                          Buying and Selling Portfolio Shares
                          Distributions and Taxes
                          Potential Conflicts of Interest

         FINANCIAL HIGHLIGHTS                                                 12


                                  [GRAPHIC] | 1

PBHG SMALL CAP GROWTH PORTFOLIO

GOAL:

The Portfolio seeks to provide investors with capital appreciation.

MAIN INVESTMENT STRATEGIES:

Under normal market conditions, the Portfolio invests at least 80% of its assets in growth securities, such as common stocks, of small sized companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 2000(R) Growth Index at the time of the Portfolio's investment. As of March 31, 2002, the companies in the Russell 2000(R) Growth Index had market capitalizations between $1 million and $2.8 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter expects to focus on those growth securities whose market capitalizations or annual revenues are under $1 billion at the time of purchase. The size of the companies in the Index and those in which Pilgrim Baxter intends to focus the Portfolio's investments will change with market conditions and the composition of the Index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

MAIN INVESTMENT RISKS:

The value of your investment in the Portfolio will go up and down, which means you could lose money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio emphasizes small sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may even go down in price.

Although the Portfolio strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

PERFORMANCE INFORMATION:

Performance information for the Portfolio will be presented once the Portfolio has completed investment operations for a full calendar year.

FOR MORE INFORMATION ON THIS PORTFOLIO'S INVESTMENT STRATEGIES AND ASSOCIATED RISKS, PLEASE REFER TO THE MORE ABOUT THE PORTFOLIOS SECTION BEGINNING ON PAGE 4.


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FEES AND EXPENSES:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid directly from your account. Annual operating expenses are paid out of the Portfolio's assets. The shareholder transaction fees and the annual fund operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies.

FEES AND EXPENSES TABLE
SHAREHOLDER TRANSACTION FEES
(Fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
      Imposed on Purchases ............................................   None
Maximum Deferred Sales Charge (Load) ..................................   None
Maximum Sales Charge (Load)
      Imposed on Reinvested
      Dividends (and Other Distributions) .............................   None
Redemption Fee ........................................................   None
Exchange Fee ..........................................................   None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
Management Fees .......................................................   0.85%
Distribution and/or Services (12b-1) Fees .............................   None
Other Expenses ........................................................   0.75%
Total Annual Fund Operating Expenses ..................................   2.60%*
Fee Waiver (and/or Expense Reimbursement)..............................   1.40%
Net Expenses...........................................................   1.20%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2002. That's because for the fiscal year ended December 31, 2002, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. You should also know that in any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. The Board has made no reimbursement election for the fiscal period ended December 31, 2001.

EXAMPLE:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and
4) the Portfolio's operating expenses reflect net operating expenses with expense waivers for the one-year period and total annual fund operating expenses without expense waivers for years two through ten. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA contracts or VLI policies. If these additional charges or expenses were reflected in the example, the costs would be higher.


                                    YOUR COST

                         1 YEAR                  $  122
                         3 YEARS                 $  675
                         5 YEARS                 $1,255
                         10 YEARS                $2,830


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MORE ABOUT THE PORTFOLIO

The following discussion and tables describe the main investment strategies discussed in the Portfolio Summary section of this Prospectus in greater detail. From time to time, the Portfolio employs other investment practices, which are also described in the table and in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

OUR INVESTMENT STRATEGIES

Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Pilgrim Baxter uses a quantitative and fundamental investment process that is extremely focused on business momentum, as demonstrated by such things as earnings or revenues and sales growth.

Pilgrim Baxter begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using proprietary software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's business momentum, earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process it is able to construct a portfolio of investments with strong growth characteristics.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects, the risk of a decline in its market price is too great or deterioration in business fundamentals occurs or is expected to occur.

The Portfolio may invest 100% of its total assets in cash or U.S. dollar-denominated high quality short-term debt instruments, such as U.S. Government securities, for temporary defensive purposes to maintain liquidity when economic or market conditions are unfavorable for profitable investing. These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of securities, like common stocks. In addition, while these investments are generally designed to limit the Portfolio's losses, they can prevent the Portfolio from achieving its investment goal.

The Portfolio is actively managed, which means the Portfolio's manager may frequently buy and sell securities. Frequent trading increases the Portfolio's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from the Portfolio's performance. In addition, the sale of Portfolio securities may generate capital gains which, when distributed, may be taxable to you.


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RISKS AND RETURNS

--------------------------------------------------------------------------------
EQUITY SECURITIES:
--------------------------------------------------------------------------------

Shares representing ownership in a corporation or the right to ownership in a corporation. The Portfolio may invest in the following types of securities: common and preferred stocks, convertible securities, warrants and rights.

POTENTIAL RISKS:

o Equity security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.

o Equity security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.

o Equity security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.

POTENTIAL RETURNS:

o Equity securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

POLICIES TO BALANCE RISKS & RETURNS:

o Pilgrim Baxter maintains a long-term investment approach and focuses on securities it believes can appreciate over an extended time frame, regardless of interim fluctuations.

o Under normal circumstances, the Portfolio intends to remain fully invested, with at least 80% of its assets in securities.

o Pilgrim Baxter focuses its active management on securities selection, the area it believes its commitment to fundamental research can most enhance the Portfolio's performance.

--------------------------------------------------------------------------------
GROWTH SECURITIES:
--------------------------------------------------------------------------------

Securities that Pilgrim Baxter believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.

POTENTIAL RISKS:

o    See Equity Securities.

o Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.

o The growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full value and may even go down in price.

POTENTIAL RETURNS:

o    See Equity Securities.

o    Growth securities may appreciate faster than non-growth securities.

POLICIES TO BALANCE RISKS & RETURNS:

o    See Equity Securities.

o In managing the Portfolio, Pilgrim Baxter uses its own software and research models which incorporate important attributes of successful growth. A key attribute of successful growth is positive business momentum as demonstrated by earnings or revenue and sales growth, among other factors. Pilgrim Baxter's investment process is extremely focused on companies which exhibit positive business momentum.

o    Pilgrim  Baxter   considers   selling  a  security  when  its   anticipated
     appreciation is no longer probable, alternative investments offer more superior appreciation prospects or the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.


                                  [GRAPHIC] | 5

--------------------------------------------------------------------------------
SMALL & MEDIUM SIZED COMPANY SECURITIES:
--------------------------------------------------------------------------------

POTENTIAL RISKS:

o Small and medium sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group.

POTENTIAL RETURNS:

o Small and medium sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small and medium sized companies tend to have younger product lines whose distribution and revenues are still maturing.

POLICIES TO BALANCE RISKS & RETURNS:

o    See Equity Securities/Growth Securities.

o Pilgrim Baxter focuses on small and medium sized companies with strong balance sheets that it expects to exceed consensus earnings expectations.

--------------------------------------------------------------------------------
TECHNOLOGY OR COMMUNICATIONS COMPANY SECURITIES:
--------------------------------------------------------------------------------

Securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements.

POTENTIAL RISKS:

o Technology or communications company securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

POTENTIAL RETURNS:

o Technology or communications company securities offer investors significant growth potential because they may be responsible for break through products or technologies or may be positioned to take advantage of cutting-edge, technology-related developments.

POLICIES TO BALANCE RISK & RETURNS:

o The Portfolio seeks to strike a balance among the industries in which it invests so that no one industry dominates the Portfolio's investments.


                                  [GRAPHIC] | 6
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--------------------------------------------------------------------------------
OTC SECURITIES:
--------------------------------------------------------------------------------

Securities not listed and traded on an organized exchange, but bought and sold through a computer network.

POTENTIAL RISKS:

o OTC securities are not traded as often as securities listed on an exchange. So, if the Portfolio were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

POTENTIAL RETURNS:

o    Increases the number of potential investments for the Portfolio.

o OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

POLICIES TO BALANCE RISKS & RETURNS:

o Pilgrim Baxter uses a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance the Portfolio's performance.

--------------------------------------------------------------------------------
FOREIGN SECURITIES:
--------------------------------------------------------------------------------

Securities of foreign issuers, including American Depository Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank that represent a bank's holdings of a stated number of shares of a foreign corporation. An ADR is bought and sold in the same manner as U.S. securities and is priced in U.S. dollars. EDRs and GDRs are also receipts that represent a stated number of shares of a foreign corporation, only they are issued by a non-U.S. bank or a foreign branch a of U.S. bank. EDRs and GDRs are generally designed for use on foreign exchanges and are typically not priced in U.S. dollars. ADRs, EDRs and GDRs each carry most of the risks of investing directly in foreign equity securities.

POTENTIAL RISKS:

o    Foreign security prices may fall due to political  instability,  changes in
     currency  exchange  rates,   foreign  economic   conditions  or  inadequate
     regulatory and accounting standards.

o Although ADRs, EDRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

o Foreign investments, especially investments in emerging or developing markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for a Portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

o The adoption of the euro as the common currency of the European Economic and Monetary Union (the "EMU") presents some uncertainties and possible risks, such as changes in relative strength and value of major world currencies, adverse tax consequences, and increased price competition among and between EMU and non-EMU countries. These uncertainties and possible risks could adversely affect the Portfolio.

POTENTIAL RETURNS:

o    Favorable exchange rate movements could generate gains or reduce losses.

o Foreign investments, which represent a major portion of the world's securities, offer attractive potential performance and opportunities for diversification.

POLICIES TO BALANCE RISKS & RETURNS:

o The Portfolio limits the amount of total assets it invests in foreign issuers not traded in the U.S. to 15%. ADRs are not included in this limit.


                                  [GRAPHIC] | 7
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--------------------------------------------------------------------------------
ILLIQUID SECURITIES:
--------------------------------------------------------------------------------

Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that the Portfolio has valued them.

POTENTIAL RISKS:

o    The Portfolio may have difficulty valuing these securities precisely.

o The Portfolio may be unable to sell these securities at the time or price it desires.

POTENTIAL RETURNS:

o Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

POLICIES TO BALANCE RISKS & RETURNS:

o The Portfolio may not invest more than 15% of its net assets in illiquid securities.

--------------------------------------------------------------------------------
DERIVATIVES:
--------------------------------------------------------------------------------

Investments   such   as   forward   foreign   currency    contracts,    futures,
over-the-counter options, options on futures, options and swaps, whose value is based on an underlying asset or economic factor.

POTENTIAL RISKS:

o    The value of derivatives are volatile.

o Because of the low margin deposits required, derivatives often involve an extremely high degree of leverage. As a result, a relatively small price movement in a derivative may result in immediate and substantial loss, as well as gain, to the investor. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives the Portfolio buys or sells. The Portfolio could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. Thus, a use of derivatives may result in losses in excess of the amount invested.

POTENTIAL RETURNS:

Derivatives may be used for a variety of purposes, including:

o    To reduce transaction costs;

o    To manage cash flows;

o To maintain full market exposure, which means to adjust the characteristics of its investments to more closely approximate those of its benchmark;

o    To enhance returns; and

o To protect the Portfolio's investments against changes resulting from market conditions (a practice called "hedging").

POLICIES TO BALANCE RISK AND RETURN:

o The Portfolio may use derivatives selectively for hedging, to reduce transaction costs or to manage cash flows.

o To the extent the Portfolio enters into derivatives, it will, when necessary, segregate cash or other liquid assets equal to the settlement amount with its custodian to cover the contract. When the Portfolio sells certain derivative contracts, it will hold at all times the instruments underlying the contracts.


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--------------------------------------------------------------------------------
REIT SECURITIES:
--------------------------------------------------------------------------------

A separately managed trust that makes investments in various real estate businesses. An equity REIT may own real estate and pass the income it receives from rents from the properties, or the capital gain it receives from selling a building, to its shareholders. A mortgage REIT specializes in lending money to building developers and passes the interest income it receives from the mortgages to shareholders. A hybrid REIT combines the characteristics of equity and mortgage REITs.

POTENTIAL RISKS:

The real estate industry is particularly sensitive to:

o    Economic factors, such as interest rate changes or market recessions;

o Over-building in one particular area, changes in zoning laws, or changes in neighborhood values;

o    Increases in property taxes;

o    Casualty and condemnation losses; and

o    Regulatory limitations on rents.

     REITs may expose the Portfolio to similar risks associated with direct investment in real estate. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.

POTENTIAL RETURNS:

Investments in REITs permit the Portfolio to participate in potential capital appreciation and income opportunities in various segments of the real estate sector.

POLICIES TO BALANCE RISK AND RETURN:

Pilgrim Baxter considers companies that it expects will generate good cash flow from the underlying properties, have proven management track records, and histories of increasing dividends.


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THE INVESTMENT ADVISER

THE INVESTMENT ADVISER:

Pilgrim Baxter & Associates, Ltd., 1400 Liberty Ridge Drive, Wayne, PA 19087-5593, is the investment adviser for the Portfolio. Founded in 1982, Pilgrim Baxter currently manages over $12 billion in assets for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies.

As investment adviser, Pilgrim Baxter makes investment decisions for the Portfolio. The Portfolio's Board of Trustees supervises Pilgrim Baxter and establishes policies that Pilgrim Baxter must follow in its day-to-day management activities.

The Small Cap Growth Portfolio did not begin investment operations until April 30, 2001. As investment adviser to the Small Cap Growth Portfolio, Pilgrim Baxter is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.85% of the Portfolio's average daily net assets.

PORTFOLIO MANAGER

SMALL CAP GROWTH PORTFOLIO

Peter J. Niedland, CFA, has managed the PBHG Small Cap Growth Portfolio since its inception on May 1, 2001. Mr. Neidland joined Pilgrim Baxter's Growth Equity Investment team in 1993.


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YOUR INVESTMENT

PRICING PORTFOLIO SHARES:

The price of the Portfolio's  shares is based on the Portfolio's net asset value
(NAV). The Portfolio's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Portfolio shares are priced every day at the close of regular trading on the New York Stock Exchange. Portfolio shares are not priced on days that the New York Stock Exchange is closed.

The Portfolio prices its investments for which market quotations are readily available at market value. It prices short-term investments at amortized cost, which approximates market value. It prices all other investments at fair value as determined in good faith by the Portfolio's Board of Trustees. If the Portfolio holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of the Portfolio's shares may change on days when its shares are not available for purchase or sale.

BUYING & SELLING PORTFOLIO SHARES:

You may only buy and sell Portfolio shares through VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies. The prospectus for these separate accounts explains how to purchase and redeem a VA Contract or VLI Policy.

The Participating Insurance Company may buy Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your Portfolio shares to be bought at that day's NAV. Processing of your initial purchase may take longer. The Participating Insurance Company is responsible for sending your buy order to the Portfolio. The Portfolio may periodically close to new purchases or refuse a buy order if the Portfolio determines that doing so would be in the best interests of the Portfolio and its shareholders.

The Participating Insurance Company may sell Portfolio shares for you at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your sell order before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV. The Participating Insurance Company is responsible for sending your sell order to the Portfolio. The Portfolio generally sends payment for your shares to the Participating Insurance Company the business day after your sell order is received. Under unusual circumstances, the Portfolio may suspend redemptions or postpone payment for up to seven days as permitted by federal securities law.

DISTRIBUTIONS AND TAXES:

The Portfolio distributes its net investment income and net realized capital gains to shareholders at least once a year. These distributions will be reinvested in the Portfolio unless the Participating Insurance Company instructs the Portfolio otherwise. There are no fees on reinvestments.

VA Contracts and VLI Policies are currently tax-deferred investments. Therefore, Portfolio distributions are exempt from current taxation if left to accumulate in your VA Contract or VLI Policy. In addition, exchanges among the Portfolios are currently not taxable. The prospectus for the Participating Insurance Company separate account discusses the tax status of VA Contracts and VLI Policies in greater detail. The tax status of the Portfolio's distributions for each calendar year will be detailed in the Participating Insurance Company's annual tax statement for that Portfolio. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

POTENTIAL CONFLICTS OF INTEREST:

Participating Insurance Companies may be affiliated with one another. In addition, the interests of VA Contact and VLI Policy holders may conflict due to differences in tax treatment and other considerations. The Portfolio's Board of Trustees monitors the Portfolio for material conflicts and determines what action, if any, should be taken. For example, the Board may require a Participating Insurance Company to sell its investments in the Portfolio. As a result, the Portfolio may be forced to sell securities. In addition, the Board may refuse to sell shares of the Portfolio to a particular VA Contract or VLI Policy or may suspend or terminate sales of Portfolio shares if required by law or regulatory authority or if the action is in the best interests of the Portfolio and its shareholders.


                                 [GRAPHIC] | 11

FINANCIAL HIGHLIGHTS

The Portfolio's financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Portfolio, assuming you reinvested all Portfolio distributions. PricewaterhouseCoopers LLP has audited the information contained in these financial highlights. Its report and the Portfolio's financial statements are included in the Portfolio's Annual Report to Shareholders, which is available, free of charge, upon request.

FOR THE PERIOD ENDED DECEMBER 31, 2001
FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD

                                        Net
             Net                    Realized and                                    Net                     Net
            Asset         Net        Unrealized    Distributions  Distributions    Asset                   Assets        Ratio
            Value     Investment      Gains or        from Net        from         Value                    End       of Expenses
          Beginning     Income         Losses        Investment     Capital         End       Total      of Period     to Average
          of Period     (Loss)     on Securities       Income        Gains       of Period    Return       (000)       Net Assets
PBHG SMALL CAP GROWTH PORTFOLIO

2001(1)     $10.00     $(0.02)        $(1.49)            --            --          $ 8.49    (15.10)%+     $8,533         1.20%*

                                                 Ratio
               Ratio                             of Net
               of Net            Ratio         Investment
             Investment       of Expenses     Income (Loss)
               Income         to Average       to Average
               (Loss)         Net Assets       Net Assets        Portfolio
             to Average       (Excluding       (Excluding         Turnover
             Net Assets         Waivers)         Waivers)           Rate
PBHG SMALL CAP GROWTH PORTFOLIO

2001(1)        (0.84)%*           2.60%*          (2.24)%*        56.26%+

*    Annualized.

+    Total return and portfolio turnover have not been annualized.

(1)  The PBHG Small Cap Growth Portfolio commenced operations on April 30, 2001.

Amounts designated as "--" are either $0 or have been rounded to $0.


                               [GRAPHIC] | 12 & 13

FOR MORE INFORMATION

For investors who want more information about the Portfolio, the following documents are available free upon request:

STATEMENT OF ADDITIONAL  INFORMATION (SAI):

Provides more information about the Portfolio and is incorporated into this Prospectus by reference.

ANNUAL/SEMI-ANNUAL REPORTS:

Provides financial and performance information about the Portfolio and its investments and a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during the last fiscal year or half-year.

Copies of the current versions of each of these documents, along with other information about the Portfolio, may be obtained by contacting:

PBHG INSURANCE SERIES FUND
P.O. BOX 419229
KANSAS CITY, MO 64141-6229
TELEPHONE:
1-800-347-9256

You may also contact the Participating Insurance Company for copies of these documents.

--------------------------------------------------------------------------------
These reports and other information about the PBHG Insurance Series Fund are available on the EDGAR database on the SEC's Internet site at
http://www.sec.gov, or by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090). Copies of this information may be obtained, for a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

PBHG Insurance Series Fund's Investment Company Act file number is 811-08009.
--------------------------------------------------------------------------------

PBHG-ISF Prospectus 5/2002